                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 28 [X]
                               (File No. 33-62457)

                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 83 [X]

                              (File No. 811-04298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:
                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:
                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

      [ ]     immediately upon filing pursuant to paragraph (b)

      [X]     on April 29, 2011 pursuant to paragraph (b)

      [ ]     60 days after filing pursuant to paragraph (a)(1)

      [ ]     on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A:  PROSPECTUS

PROSPECTUS

APRIL 29, 2011


RIVERSOURCE

SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

AN INDIVIDUAL FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Succession Select Variable Life Insurance (Succession Select).

The purpose of the policy is to provide life insurance protection on the life of two insureds and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the last surviving insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    6
POLICY BENEFITS AND RISKS...................   10
   Policy Benefits..........................   10
   Policy Risks.............................   13
   Fund Risks...............................   15
LOADS, FEES AND CHARGES.....................   16
   Premium Expense Charge...................   16
   Monthly Deduction........................   16
   Surrender Charge.........................   17
   Partial Surrender Charge.................   18
   Mortality and Expense Risk Charge........   18
   Transfer Charge..........................   18
   Annual Operating Expenses of the Funds...   18
   Effect of Loads, Fees and Charges........   19
   Other Information on Charges.............   19
RIVERSOURCE LIFE............................   19
THE VARIABLE ACCOUNT AND THE FUNDS..........   20
   Relationship Between Funds and
     Subaccounts............................   30
   Substitution of Investments..............   30
   Voting Rights............................   31
THE FIXED ACCOUNT...........................   31
PURCHASING YOUR POLICY......................   31
   Application..............................   31
   Premiums.................................   32
   Limitations on the Use of the Policy.....   33
POLICY VALUE................................   33
   Fixed Account............................   33
   Subaccounts..............................   33
POLICY VALUE CREDITS........................   34
KEEPING THE POLICY IN FORCE.................   34
   Minimum Initial Premium Period...........   34
   Death Benefit Guarantees.................   34
   Grace Period.............................   35
   Reinstatement............................   35
   Exchange Right...........................   36
PROCEEDS PAYABLE UPON DEATH.................   36
   Change in Death Benefit Option...........   37
   Changes in Specified Amount..............   37
   Misstatement of Age or Sex...............   37
   Suicide..................................   38
   Beneficiary..............................   38
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   38
   Restrictions on Transfers................   38
   Fixed Account Transfer Policies..........   40
   Minimum Transfer Amounts.................   40
   Maximum Transfer Amounts.................   40
   Maximum Number of Transfers Per Year.....   40
   Automated Transfers......................   40
   Automated Dollar-Cost Averaging..........   41
   Asset Rebalancing........................   42
   Portfolio Navigator Program..............   42
POLICY LOANS................................   44
   Minimum Loan Amounts.....................   44
   Maximum Loan Amounts.....................   44
   Allocation of Loans to Accounts..........   44
   Repayments...............................   44
   Overdue Interest.........................   44
   Effect of Policy Loans...................   44
POLICY SURRENDERS...........................   44
   Total Surrenders.........................   45
   Partial Surrenders.......................   45
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   45
PAYMENT OF POLICY PROCEEDS..................   46
   Payment Options..........................   46
   Deferral of Payments.....................   46
FEDERAL TAXES...............................   46
   RiverSource Life's Tax Status............   47
   Taxation of Policy Proceeds..............   47
   Modified Endowment Contracts.............   49
   Other Tax Considerations.................   49
   Split Dollar Arrangements................   50
DISTRIBUTION OF THE POLICY..................   52
LEGAL PROCEEDINGS...........................   53
POLICY ILLUSTRATIONS........................   53
KEY TERMS...................................   59
FINANCIAL STATEMENTS........................   60





2  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES



          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of the initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $2.35 -- Female, Standard, Age 15; Male,
                           policy lapses, during the  Standard Nonsmoker, Age 90.
                           first 15 policy years.
                                                      MAXIMUM: $35.77 -- Female, Standard Nonsmoker, Age
                                                      70; Male, Standard Nonsmoker, Age 70.

                                                      REPRESENTATIVE INSURED: $18.6949 -- Female,
                                                      Preferred Nonsmoker, Age 55; Male, Standard
                                                      Nonsmoker, Age 55.

                                                      For 2001 CSO policies:

                                                      Rate per $1,000 of the initial specified amount:

                                                      MINIMUM: $2.35 -- Female, Standard, Age 15;
                                                      Male, Tobacco, Age 90.

                                                      MAXIMUM: $35.63 -- Female, Tobacco, Age 70;
                                                      Male, Tobacco, Age 70.

                                                      REPRESENTATIVE INSUREDS: $18.70 -- Female,
                                                      Preferred
                                                      Nontobacco, Age 55; Male, Standard Nontobacco, Age
                                                      55.

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       - $25; or
                           policy.                    - 2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

TRANSFER CHARGE            We reserve the right to    MAXIMUM: Up to $25 per transfer in excess of 12.
                           charge a fee for more      CURRENT: No charge.
                           than 12 transfers by mail
                           or telephone per policy
                           year.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    - $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     - $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

--------------------------------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGE(A)
                                                      MINIMUM: $.00006 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 85; Male,
                                                      Smoker, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $.0044 -- Male, Standard
                                                      Nonsmoker, Age 55; Female, Preferred Nonsmoker,
                                                      Age 55: Duration 1.

                                                      For 2001 CSO policies:

                                                      Monthly rate per $1,000 of net amount at risk:

                                                      MINIMUM: $0.00001 -- Female, Standard, Age 15;
                                                      Female, Standard, Age 15: Duration 1.

                                                      MAXIMUM: $31.51 -- Male, Tobacco, Age 85;
                                                      Male, Tobacco, Age 90: Duration 15.

                                                      REPRESENTATIVE INSUREDS: $0.01 -- Male, Standard
                                                      Nontobacco, Age 55, Female, Preferred Nontobacco,
                                                      Age 55: Duration 1.

--------------------------------------------------------------------------------------------------------
POLICY FEE                 Monthly.                   MAXIMUM: $20 per month for first 10 policy years;
                                                      and $7.50 per month for policy years 11+.

                                                      CURRENT: $20 per month for the first 10 policy
                                                      years.

--------------------------------------------------------------------------------------------------------
ADMINISTRATIVE CHARGE(A)   Monthly.                   Monthly rate per $1,000 of initial specified
                                                      amount:

                                                      GUARANTEED:
                                                      Years 1-10 $.07.
                                                      Years 11+ $.02.



                                                              YOUNGEST INSURED'S AGE
                                                               Per $1,000 of initial
                                            CURRENT:           specified amount per
                                                                       month
                                                             15-39     40-59      60+
                                                             -----     -----     ----
                                            Years 1-10        $.04      $.05     $.06
                                            Years 11+         $.00      $.00     $.00




                                              REPRESENTATIVE INSUREDS: Male,
                                              Standard Nonsmoker, Age 55; Female,
                                              Preferred, Nonsmoker, Age 55.
                                              Years 1-10 $.07.
                                              Years 11+ $.02.
-----------------------------------------------------------------------------------
MORTALITY AND          Daily.                 GUARANTEED:
EXPENSE RISK CHARGE                           - .90% of the average daily net asset
                                                value of the subaccounts for all
                                                policy years.

                                              CURRENT:
                                              - .90% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 1-10; and
                                              - .45% of the average daily net asset
                                                value of the subaccounts for policy
                                                years 11+.

-----------------------------------------------------------------------------------


(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


4  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                          WHEN CHARGE IS
       CHARGE                DEDUCTED                    AMOUNT DEDUCTED
INTEREST RATE ON       Charged daily and      GUARANTEED: 6% per year.
LOANS                  due at the end of
                       the policy year.       CURRENT:
                                              - 6% for policy years 1-10;
                                              - 4% for policy years 11+.

-----------------------------------------------------------------------------------

FOUR-YEAR TERM         Monthly.               Monthly rate per $1,000 of the cost
INSURANCE RIDER                               of insurance amount:
(FYT)(A),(B)
                                              MINIMUM: $.00006 -- Female, Standard,
                                              Age 15; Female, Standard, Age 15:
                                              Duration 1.

                                              GUARANTEED: $18.51 -- Male, Smoker,
                                              Age 90; Male, Smoker, Age 85:
                                              Duration 4.

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55: Duration 1.

                                              For 2001 CSO policies:

                                              Monthly rate per $1,000 of the cost
                                              of insurance amount:

                                              MINIMUM: $0.00001 -- Female,
                                              Standard, Age 15;
                                              Female, Standard, Age 15: Duration 1.

                                              MAXIMUM: $13.31 -- Male, Tobacco, Age
                                              90;
                                              Male, Tobacco, Age 95: Duration 4.

                                              REPRESENTATIVE INSUREDS:
                                              $0.01 -- Male, Standard
                                              Nontobacco, Age 55; Female, Preferred
                                              Nontobacco, Age 55: Duration 1.

-----------------------------------------------------------------------------------

POLICY SPLIT OPTION    Monthly.               Monthly rate is $.06 per $1,000 of
RIDER (PSO)                                   the current base policy specified
                                              amount plus the STR specified amount.

-----------------------------------------------------------------------------------

SURVIVOR TERM RIDER    Monthly.               Monthly rate per $1,000 of the cost
(STR)(A),(C)                                  of insurance amount:

                                              MINIMUM: $.00006 -- Female, Standard
                                              Nonsmoker, Age 15; Female, Standard
                                              Nonsmoker, Age 15: Duration 1.

                                              MAXIMUM: $83.33 -- Male, Smoker, Age
                                              75; Male, Smoker, Age 75: Duration
                                              25.

                                              REPRESENTATIVE INSUREDS:
                                              $.0044 -- Male, Standard Nonsmoker,
                                              Age 55; Female, Preferred Nonsmoker,
                                              Age 55: Duration 1.

-----------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.
(b) This rider will terminate if one of the following circumstances occurs: (1) four-year policy anniversary date shown in the policy; or (2) if the PSO rider is exercised.
(c) The specified amount of this rider can be decreased once per year after the first year, but not below $1,000. If the policy includes a PSO rider, the STR rider will also be split and carried over to new policies. The STR is no longer available for purchase.


       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2010, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.47%                1.66%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES
AllianceBernstein VPS Growth and Income               0.55%      0.25%    0.08%           --%          0.88%
Portfolio (Class B)


AllianceBernstein VPS International Value             0.75       0.25     0.10            --           1.10
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.10            --           1.10
(Class B)


American Century VP International, Class I            1.36         --     0.01          0.01           1.38


American Century VP Value, Class I                    0.97         --       --            --           0.97


Calvert Variable Series, Inc. VP SRI Balanced         0.70         --     0.21            --           0.91
Portfolio


Columbia Variable Portfolio - Balanced Fund           0.64       0.13     0.17            --           0.94(1),(2)
(Class 3)


Columbia Variable Portfolio - Cash Management         0.33       0.13     0.17            --           0.63(2)
Fund (Class 3)


Columbia Variable Portfolio - Diversified Bond        0.41       0.13     0.16            --           0.70(1)
Fund (Class 3)


Columbia Variable Portfolio - Diversified Equity      0.56       0.13     0.14            --           0.83(1)
Income Fund (Class 3)


Columbia Variable Portfolio - Dynamic Equity          0.66       0.13     0.17          0.01           0.97(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - Emerging Markets        1.07       0.13     0.28            --           1.48(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Global Bond Fund        0.55       0.13     0.18            --           0.86(1)
(Class 3)


Columbia Variable Portfolio - Global Inflation        0.42       0.13     0.15            --           0.70
Protected Securities Fund (Class 3)


Columbia Variable Portfolio - High Income Fund,       0.63       0.25     0.18            --           1.06(3)
Class 2


Columbia Variable Portfolio - High Yield Bond         0.58       0.13     0.17            --           0.88(1)
Fund (Class 3)


Columbia Variable Portfolio - Income                  0.57       0.13     0.15            --           0.85(1),(2)
Opportunities Fund (Class 3)


Columbia Variable Portfolio - International           0.79       0.13     0.20            --           1.12(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Large Cap Growth        0.71       0.13     0.18            --           1.02(1),(2)
Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Growth          0.76       0.13     0.16            --           1.05(1)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - Mid Cap Value           0.76       0.13     0.15            --           1.04(1),(2)
Opportunity Fund (Class 3)


Columbia Variable Portfolio - S&P 500 Index Fund      0.10       0.13     0.24            --           0.47(1)
(Class 3)


Columbia Variable Portfolio - Select Large-Cap        0.71       0.13     0.33            --           1.17(1),(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Select Smaller-Cap      0.79       0.13     0.21            --           1.13(1),(2)
Value Fund (Class 3)


Columbia Variable Portfolio - Short Duration          0.36       0.13     0.16            --           0.65(1)
U.S. Government Fund (Class 3)


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.34            --           1.09(4)
Portfolio


Credit Suisse Trust - U.S. Equity Flex I              0.70         --     0.96            --           1.66
Portfolio


Eaton Vance VT Floating-Rate Income Fund              0.57       0.50     0.08            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.09            --           0.90
Class 2




6  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Fidelity(R) VIP Growth & Income Portfolio             0.46%      0.10%    0.13%           --%          0.69%
Service Class


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.10            --           0.76


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.15            --           0.96


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.31            --           1.36(5)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.51       0.25     0.17          0.01           0.94(6)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.14            --           0.99


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.07            --           0.87
Fund - Institutional Shares


Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.22            --           0.97(7)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.62         --     0.08            --           0.70(8)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series I      0.62         --     0.29            --           0.91
Shares


Invesco V.I. Capital Development Fund, Series I       0.75         --     0.34            --           1.09
Shares


Invesco V.I. Core Equity Fund, Series I Shares        0.61         --     0.28            --           0.89


Invesco V.I. Dividend Growth Fund, Series I           0.50         --     0.32            --           0.82(9)
Shares


Invesco V.I. International Growth Fund, Series        0.71       0.25     0.33            --           1.29
II Shares


Invesco V.I. Technology Fund, Series I Shares         0.75         --     0.39            --           1.14


Invesco Van Kampen V.I. Comstock Fund, Series II      0.56       0.25     0.29            --           1.10(10)
Shares


Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.04            --           0.93
Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.24            --           1.13
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.03            --           0.92
Shares


Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.04            --           0.93
Shares


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.12            --           1.12
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --           1.26


MFS(R) Utilities Series - Service Class               0.73       0.25     0.08            --           1.06


Morgan Stanley UIF Global Real Estate Portfolio,      0.85       0.35     0.43            --           1.63(11)
Class II Shares


Morgan Stanley UIF Mid Cap Growth Portfolio,          0.75       0.35     0.31            --           1.41(11)
Class II Shares


Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.13            --           1.01
Shares


Oppenheimer Global Strategic Income Fund/VA,          0.60       0.25     0.14          0.04           1.03(12)
Service Shares


Oppenheimer Main Street Small- & Mid-Cap              0.70       0.25     0.15            --           1.10(13)
Fund(R)/VA, Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.66           1.34(14)
Class


Putnam VT Global Health Care Fund - Class IB          0.63       0.25     0.19            --           1.07
Shares


Putnam VT High Yield Fund - Class IB Shares           0.57       0.25     0.18            --           1.00


Putnam VT International Equity Fund - Class IB        0.70       0.25     0.19            --           1.14
Shares


Putnam VT Multi-Cap Growth Fund - Class IA            0.56         --     0.19            --           0.75
Shares


Putnam VT Multi-Cap Growth Fund - Class IB            0.56       0.25     0.19            --           1.00
Shares


Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07          0.05           1.37
Investment Class


Third Avenue Value Portfolio                          0.90         --     0.42            --           1.32(16)


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.82           1.09
2)


Variable Portfolio - Aggressive Portfolio (Class        --       0.25     0.02          0.82           1.09(15)
4)


Variable Portfolio - Conservative Portfolio             --       0.25     0.03          0.64           0.92
(Class 2)


Variable Portfolio - Conservative Portfolio             --       0.25     0.03          0.64           0.92(15)
(Class 4)


Variable Portfolio - Davis New York Venture Fund      0.70       0.13     0.13            --           0.96(1),(17)
(Class 3)


Variable Portfolio - Goldman Sachs Mid Cap Value      0.78       0.13     0.14            --           1.05(1)
Fund (Class 3)


Variable Portfolio - Moderate Portfolio (Class          --       0.25     0.02          0.75           1.02
2)


Variable Portfolio - Moderate Portfolio (Class          --       0.25     0.02          0.75           1.02(15)
4)




       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                   FUND NAME**                        FEES       FEES   EXPENSES    EXPENSES***      EXPENSES

Variable Portfolio - Moderately Aggressive              --%      0.25%    0.02%         0.79%          1.06%
Portfolio (Class 2)


Variable Portfolio - Moderately Aggressive              --       0.25     0.02          0.79           1.06(15)
Portfolio (Class 4)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.69           0.96
Portfolio (Class 2)


Variable Portfolio - Moderately Conservative            --       0.25     0.02          0.69           0.96(15)
Portfolio (Class 4)


Variable Portfolio - Partners Small Cap Value         0.92       0.13     0.17          0.04           1.26(1),(17)
Fund (Class 3)


Wanger International                                  0.86         --     0.21            --           1.07(18)


Wanger USA                                            0.86         --     0.12            --           0.98(18)


Wells Fargo Advantage VT Core Equity                  0.55       0.25     0.21          0.01           1.02(19)
Fund - Class 2


Wells Fargo Advantage VT International Equity         0.75       0.25     0.26          0.01           1.27(19)
Fund - Class 2


Wells Fargo Advantage VT Opportunity                  0.65       0.25     0.21          0.01           1.12(20)
Fund - Class 2


Wells Fargo Advantage VT Small Cap Growth             0.75       0.25     0.20            --           1.20(19)
Fund - Class 2





    *The Funds provided the information on their expenses and we have not independently verified the information.


   **The previous fund names can be found in "The Variable Account and the Funds" section of the prospectus.


  ***Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


  (1)Expense ratios have been adjusted to reflect current fees.


  (2)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.82% for Columbia Variable
     Portfolio - Balanced Fund (Class 3), 0.58% for Columbia Variable Portfolio - Cash Management Fund (Class 3), 0.86% for Columbia Variable Portfolio - Dynamic Equity Fund (Class 3), 0.83% for Columbia Variable Portfolio - Income Opportunities Fund (Class 3), 0.89% for Columbia Variable Portfolio - Large Cap Growth Fund (Class 3), 1.02% for Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3), 0.95% for Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3) and 1.08% for Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3).


  (3)Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates. Other expenses have been restated to reflect contractual changes to the transfer agency fees paid. The Adviser has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.85% of the Fund's average daily net assets on an annualized basis. The Adviser, in its discretion, may revise or discontinue this arrangement at any time.


  (4)Effective January 1, 2011, Credit Suisse will voluntarily waive fees and reimburse expenses so that the Portfolio's annual expenses will not exceed 1.05% of the Portfolio's average daily net assets.


  (5)The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ended April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions, net expenses would be 1.25%.


  (6)The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012. After fee reductions, net expenses would be 0.93%.


  (7)The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to achieve the effective net management fee of 0.73%. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.094% of the average daily net assets of the Fund. Prior to July 1, 2010 the other expenses limitation was 0.114% of the average daily net assets of the Fund. Such other expense reimbursements, if any, are computed daily and paid monthly. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


  (8)The Investment Adviser has voluntarily agreed to reduce or limit other expenses (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


  (9)Total annual fund operating expenses have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series I shares to 0.67% of average daily net assets.


 (10)Total annual fund operating expenses have been restated and reflect the reorganization of one of more affiliated investment companies into the Fund. In addition, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) of Series II shares to 0.87% of average daily net assets.


 (11)The Portfolios' adviser, Morgan Stanley Investment Management Inc. (the "Adviser"), has agreed to reduce its advisory fee and/or reimburse each Portfolio so that total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed) (but including any 12b-1 fee), will not exceed 1.40% for Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares. The fee waivers and/or expense reimbursements are expected to continue until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that such action is appropriate.



8  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

 (12)The Manager has agreed to waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investments in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. This fee waiver and/or reimbursement may not be amended or withdrawn until one year after the date of the Fund's prospectus. The Manager has also contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Manager unless termination is approved by the Fund's Board of Trustees.


 (13)The Manager has voluntarily agreed to limit the Fund's total annual operating expenses so that those expenses, as percentages of daily net assets, will not exceed the annual rate of 1.05%. This voluntary expense limitation may not be amended or withdrawn until one year after the date of the Funds' prospectus.


 (14)PIMCO has contractually agreed, through May 1, 2012, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above. After fee waivers, net expenses would be 1.305%.


 (15)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for Variable
     Portfolio - Moderate Portfolio (Class 4), 0.98% Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for Variable Portfolio - Moderately Conservative Portfolio (Class 4).


 (16)The Fund's advisor has contractually agreed to waive fees until April 30, 2012. After fee waivers net expenses would be 1.30%.


 (17)Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), will not exceed 0.90% for Variable Portfolio - Davis New York Venture Fund (Class 3) and 1.14% for Variable Portfolio - Partners Small Cap Value Fund (Class 3).


 (18)The advisor has contractually agreed to cap advisory fees at an annual rate equal to 0.83% for Wanger International and 0.85% for Wanger USA of the Fund's average daily net assets until April 30, 2012. After fee waivers and/or reimbursements, net expenses would be 1.04% for Wanger International and 0.97% for Wanger USA.


 (19)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.00% for Wells Fargo Advantage VT Core Equity Fund - Class 2, 0.95% for Wells Fargo Advantage VT International Equity Fund - Class 2 and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund - Class 2.


 (20)Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Funds Management has committed through April 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's total annual fund operating expenses after fee waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.07%.



       RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  9

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS



      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when both insureds  valuation date. You may choose either of the
                           have died. Before the      following death benefit options:
                           youngest insured's
                           attained insurance age     OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           100, your policy's death   youngest insured's attained insurance age 100, the
                           benefit on the last        death benefit amount is the greater of the
                           surviving insured's death  following as determined on the death benefit
                           can never be less than     valuation date:
                           the specified amount       - the specified amount; or
                           unless you change that     - a percentage of the policy value.
                           amount or your policy has
                           outstanding indebtedness.  OPTION 2 (VARIABLE AMOUNT): If death is prior to the youngest insured's attained insurance age 100,
                                                      the death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - a percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE YOUNGEST INSURED'S ATTAINED INSURANCE
                                                      AGE 100, THE DEATH BENEFIT AMOUNT WILL BE THE
                                                      GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the youngest insured's
                                                        attained insurance age 100.

--------------------------------------------------------------------------------------------------------

MINIMUM INITIAL GUARANTEE  Your policy will not       MINIMUM INITIAL PREMIUM PERIOD: A period of time
PERIOD AND DEATH BENEFIT   lapse (end without value)  during the early years of the policy when you may
GUARANTEES (DBG)*          if the minimum initial     choose to pay the minimum initial premium as long
                           premium period or any of   as the policy value minus indebtedness equals or
* IN MARYLAND, REFERRED    the DBG options are in     exceeds the monthly deduction.
  TO AS NO LAPSE           effect, even if the cash
  GUARANTEE (NLG) AND IN   surrender value is less    DEATH BENEFIT GUARANTEES: Each policy has the
  ILLINOIS, REFERRED TO    than the amount needed to  following two DBG options which remain in effect
  AS COVERAGE PROTECTION   pay the monthly            if you meet certain premium requirements and
  (CP).                    deduction.                 indebtedness does not exceed the policy value
                                                      minus surrender charges:

                                                      - DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 85 (or
                                                        15 policy years, if later).

                                                      - DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100)
                                                        guarantees the policy will not lapse before the
                                                        youngest insured's attained insurance age 100.
                                                      The DBG-85 and DBG-100 are not available in
                                                      Massachusetts, New Jersey and Texas.

--------------------------------------------------------------------------------------------------------



10  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the youngest insured's
                                                      attained insurance age 100. We may refuse premiums
                                                      in order to comply with the Code. Although you
                                                      have flexibility in paying premiums, the amount
                                                      and frequency of your payments will affect the
                                                      policy value, cash surrender value and the length
                                                      of time your policy will remain in force as well
                                                      as affect whether the DBG remains in effect.

--------------------------------------------------------------------------------------------------------

POLICY VALUE CREDITS       You may receive a credit   If you have met certain premium requirements, we
                           to your policy value       currently credit the policy value on a pro rata
                           beginning in the second    basis with an amount equal on an annual basis to
                           policy year.               .15% of the policy value. We reserve the right to
                                                      change the credit percentage. No minimum credit is
                                                      guaranteed. We reserve the right to calculate and
                                                      apply the policy value credit on a monthly,
                                                      quarterly, semi-annual or annual basis as we
                                                      determine.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 20th day.
                           all premiums paid.         On the date your request is postmarked or
                                                      received, the policy will immediately be
                                                      considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

--------------------------------------------------------------------------------------------------------

OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - FOUR-YEAR TERM INSURANCE RIDER (FYT): FYT
                           at an additional cost, in    provides a specified amount of term insurance.
                           the form of riders (if       The FYT death benefit is paid if both insureds
                           you meet certain             die during the first four policy years.
                           requirements). The         - POLICY SPLIT OPTION RIDER (PSO): PSO permits a
                           amounts of these benefits    policy to be split into two individual permanent
                           do not vary with             plans of life insurance then offered by us for
                           investment experience of     exchange, one on the life of each insured, upon
                           the variable account.        the occurrence of a divorce of the insureds,
                           Certain restrictions and     dissolution of a business owned or conducted by
                           conditions apply and are     the insureds, dissolution of a business
                           clearly described in the     partnership between the insureds or certain
                           applicable rider. These      changes in federal estate tax law. (See "Federal
                           riders may not be            Taxes.")
                           available in all states.

--------------------------------------------------------------------------------------------------------





12  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

POLICY RISKS




       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force, your policy could
                           investment.                  lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first 15 policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences. (See "Tax Risk.")
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate any of the DBG options.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the DBG.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor any of the DBG
                                                        options are in effect and you do not pay the
                                                        premiums needed to maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  13

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                           -----------------------------------------------------------------------------



14  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, these earnings include
                           an outstanding policy        earnings in policy cash surrender value and
                           loan, you may experience     earnings previously taken via existing loans. It
                           a significant tax risk,      could be the case that a policy with a
                           especially if your           relatively small existing cash value could have
                           policy is not a MEC.         significant earnings that will be taxed upon
                                                        lapse or surrender of the policy. For MEC
                                                        policies, earnings are the remaining earnings in
                                                        the policy, which could be a significant amount
                                                        depending on the policy.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           -----------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

                           -----------------------------------------------------------------------------

                           Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

--------------------------------------------------------------------------------------------------------




Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  15

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy;

3. the administrative charge shown in your policy; and

4. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the four components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which the monthly deduction is to be taken; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period," "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: the cost providing the death benefit under your policy.

   The cost of insurance for a policy month is calculated as: [A X (B - C)]

where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on each insured's insurance age, duration of coverage, sex, (unless unisex rates are required by law) and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases. We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the guaranteed annual maximum cost of insurance rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.


16  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge and any charges for optional riders.

2. POLICY FEE: $20 per month for the first ten policy years. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. ADMINISTRATIVE CHARGE: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses us for expenses associated with issuing the policy and partially compensates us for expenses associated with distribution and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.

4. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits added to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55, qualifying for preferred nonsmoker rates. We assume the specified amount to be $1,000,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                               $18,694.85

          2                                18,694.85

          3                                18,694.85

          4                                18,694.85

          5                                18,694.85

          6                                18,694.85

          7                                16,825.36

          8                                14,955.88

          9                                13,086.39

         10                                11,372.70

         11                                 9,347.42

         12                                 7,477.94

         13                                 5,608.45

         14                                 3,738.97

         15                                 1,869.48

         16                                     0.00




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  17

For 2001 CSO policies, the following table illustrates the maximum surrender charge for two insureds: male, insurance age 55 qualifying for standard nontobacco rates and female, insurance age 55 qualifying for preferred nontobacco rates. We assume the specified amount to be $1,000,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE:

          1                                $18,694.05

          2                                 18,694.05

          3                                 18,694.05

          4                                 18,694.05

          5                                 18,694.05

          6                                 18,538.10

          7                                 16,668.43

          8                                 14,798.76

          9                                 12,929.97

         10                                 11,060.30

         11                                  9,190.63

         12                                  7,320.96

         13                                  5,452.17

         14                                  3,582.50

         15                                  1,712.83

         16                                      0.00


The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 55 qualifying for standard nonsmoker rates and female, insurance age 55 qualifying for preferred nonsmoker rates; the youngest insured's rate is $21.0979 and the oldest insured's rate is $0.8861. The maximum surrender charge is $1,000 multiplied by $21.0979 multiplied by $0.8861,which equals $18,694.85.

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

TRANSFER CHARGE
We reserve the right to assess a fee for each transfer in excess of five made by mail or phone. We guarantee that this fee will not exceed $25 per transfer for the duration of your policy.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.


18  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- administrative charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  19

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the funds that are managed by our affiliates Columbia Management


20  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

  Investment Advisers, LLC (Columbia Management Investment Advisers) and Columbia Wanger Asset Management, LLC (Columbia Wanger Asset Management) (affiliated funds).



  Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that are invested in the affiliated funds. We or our affiliates receive revenue which ranges up to 0.64% of the average daily net assets invested in the underlying funds through this policy and other policies and contracts that we and our affiliate life insurance company issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of underlying funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the underlying funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:


  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  21

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American           Seeks capital growth.                        American Century
Century(R) VP                                                   Investment Management,
International,                                                  Inc.
Class I
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through an    Calvert Investment
Series, Inc. VP    actively managed portfolio of stocks, bonds  Management Inc.,
SRI Balanced       and money market instruments which offer     adviser. New Amsterdam
Portfolio          income and capital growth opportunity and    Partners, LLP,
(previously        which satisfy the investment criteria,       subadviser on equity
Calvert Variable   including financial, sustainability and      portion; no subadviser
Series, Inc. VP    social responsibility factors.               on fixed-income portion.
SRI Social
Balanced
Portfolio)
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum total investment return        Columbia Management
Portfolio - Bala-  through a combination of capital growth and  Investment Advisers, LLC
nced Fund (Class   current income.
3) (previously
RiverSource
Variable
Portfolio - Bala-
nced Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks maximum current income consistent      Columbia Management
Portfolio - Cash   with liquidity and stability of principal.   Investment Advisers, LLC
Management Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Cash
Management Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income while     Columbia Management
Portfolio - Dive-  attempting to conserve the value of the      Investment Advisers, LLC
rsified Bond Fund  investment for the longest period of time.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




22  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high level of current income and, as   Columbia Management
Portfolio - Dive-  a secondary goal, steady growth of capital.  Investment Advisers, LLC rsified Equity
Income Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - Dyna-                                               Investment Advisers, LLC
mic Equity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Dyna-
mic Equity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Emer-                                               Investment Advisers,
ging Markets                                                    LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - Emer-
ging Markets Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks high total   Columbia Management
Portfolio - Glob-  return through income and growth of          Investment Advisers, LLC
al Bond Fund       capital.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Bond Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Non-diversified fund that seeks total        Columbia Management
Portfolio - Glob-  return that exceeds the rate of inflation    Investment Advisers, LLC
al Inflation       over the long term.
Protected
Securities Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Glob-
al Inflation
Protected
Securities Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks total return, consisting of a high     Columbia Management
Portfolio - High   level of income and capital appreciation.    Investment Advisers, LLC
Income Fund,
Class 2
(previously
Columbia High
Yield Fund,
Variable Series,
Class B))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high current income, with capital      Columbia Management
Portfolio - High   growth as a secondary objective.             Investment Advisers, LLC
Yield Bond Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - High
Yield Bond Fund
(Class 3))
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks high total return through current      Columbia Management
Portfolio - Inco-  income and capital appreciation.             Investment Advisers, LLC
me Opportunities
Fund (Class 3)
(previously
RiverSource
Variable
Portfolio - Inco-
me Opportunities
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks capital appreciation.                  Columbia Management
Portfolio - In-                                                 Investment Advisers,
ternational                                                     LLC, adviser;
Opportunity Fund                                                Threadneedle
(Class 3)                                                       International Limited,
(previously                                                     an indirect wholly-owned
Threadneedle                                                    subsidiary of Ameriprise
Variable                                                        Financial, sub-adviser.
Portfolio - In-
ternational
Opportunity Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Large                                               Investment Advisers, LLC
Cap Growth Fund
(Class 3)
(previously
Seligman Variable
Portfolio - Grow-
th Fund (Class
3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks growth of capital.                     Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Growth
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Growth Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Mid                                                 Investment Advisers, LLC
Cap Value
Opportunity Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - Mid
Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term capital appreciation.        Columbia Management
Portfolio - S&P                                                 Investment Advisers, LLC
500 Index Fund
(Class 3)
(previously
RiverSource
Variable
Portfolio - S&P
500 Index Fund
(Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks long-term growth of capital.           Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Large-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Larg-
er-Cap Value Fund
(Class 3))
----------------------------------------------------------------------------------------




24  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Variable  Seeks long-term capital growth.              Columbia Management
Portfolio - Sele-                                               Investment Advisers, LLC
ct Smaller-Cap
Value Fund (Class
3) (previously
Seligman Variable
Portfolio - Smal-
ler-Cap Value
Fund (Class 3))
----------------------------------------------------------------------------------------

Columbia Variable  Seeks high level of current income and       Columbia Management
Portfolio - Short  safety of principal consistent with          Investment Advisers, LLC
Duration U.S.      investment in U.S. government and
Government Fund    government agency securities.
(Class 3)
(previously
RiverSource
Variable
Portfolio - Short
Duration U.S.
Government Fund
(Class 3))
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Credit Suisse      Seeks capital growth.                        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex I
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR)
Portfolio Service  stocks. Invests in securities of companies   is the fund's manager.
Class 2            whose value it believes is not fully         Fidelity Investments
                   recognized by the public. Invests in either  Money Management, Inc.
                   "growth" stocks or "value" stocks or both.   (FIMM) and other
                   The fund invests in domestic and foreign     affiliates of FMR serve
                   issuers.                                     as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            Fidelity Management &
Growth & Income    combination of current income and capital    Research Company (FMR)
Portfolio Service  appreciation. Normally invests a majority    is the fund's manager.
Class              of assets in common stocks with a focus on   Fidelity Investments
                   those that pay current dividends and show    Money Management, Inc.
                   potential for capital appreciation. Invests  (FIMM) and other
                   in domestic and foreign issuers. The Fund    affiliates of FMR serve
                   invests in either "growth" stocks or         as sub-advisers for the
                   "value" stocks or both.                      fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Mid Cap Portfolio  invests primarily in common stocks.          Research Company (FMR)
Service Class      Normally invests at least 80% of assets in   is the fund's manager.
                   securities of companies with medium market   Fidelity Investments
                   capitalizations. May invest in companies     Money Management, Inc.
                   with smaller or larger market                (FIMM) and other
                   capitalizations. Invests in domestic and     affiliates of FMR serve
                   foreign issuers. The Fund invests in either  as sub-advisers for the
                   "growth" or "value" common stocks or both.   fund.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  Fidelity Management &
Overseas           invests primarily in common stocks           Research Company (FMR)
Portfolio Service  allocating investments across different      is the fund's manager.
Class              countries and regions. Normally invests at   Fidelity Investments
                   least 80% of assets in non-U.S. securities.  Money Management, Inc.
                                                                (FIMM) and other
                                                                affiliates of FMR serve
                                                                as sub-advisers for the
                                                                fund.
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  25

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
FTVIPT Franklin    Seeks high total return. The fund normally   Franklin Templeton
Global Real        invests at least 80% of its net assets in    Institutional, LLC
Estate Securities  investments of companies located anywhere
Fund - Class 2     in the world that operate in the real
                   estate sector.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return. The fund       Franklin Advisory
Small Cap Value    normally invests at least 80% of its net     Services, LLC
Securities         assets in investments of small
Fund - Class 2     capitalization companies.
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal. The fund normally invests  Advisers, LLC
Fund - Class 2     primarily in U.S. and foreign equity
                   securities that the manager believes are
                   undervalued.
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured Small                                                Management, L.P.
Cap Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital.           Goldman Sachs Asset
Structured U.S.                                                 Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series I
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco V.I. Core  Seeks long-term growth of capital.           Invesco Advisers, Inc.
Equity Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks to provide reasonable current income   Invesco Advisers, Inc.
Dividend Growth    and long-term growth of income and capital.
Fund, Series I
Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Technology Fund,
Series I Shares
----------------------------------------------------------------------------------------

Invesco Van        Seeks capital growth and income through      Invesco Advisers, Inc.
Kampen V.I.        investments in equity securities, including
Comstock Fund,     common stocks, preferred stocks and
Series II Shares   securities convertible into common and
(previously Van    preferred stocks.
Kampen LIT
Comstock
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------




26  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks current income and capital             Morgan Stanley
UIF Global Real    appreciation.                                Investment Management
Estate Portfolio,                                               Inc., adviser; Morgan
Class II Shares                                                 Stanley Investment
(previously Van                                                 Management Limited and
Kampen's UIF                                                    Morgan Stanley
Global Real                                                     Investment Management
Estate Portfolio,                                               Company, subadvisers.
Class II Shares)
----------------------------------------------------------------------------------------

Morgan Stanley     Seeks long-term capital growth by investing  Morgan Stanley
UIF Mid Cap        primarily in common stocks and other equity  Investment Management
Growth Portfolio,  securities.                                  Inc.
Class II Shares
(previously Van
Kampen's UIF Mid
Cap Growth
Portfolio, Class
II Shares)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high current income by investing       OppenheimerFunds, Inc.
Global Strategic   mainly in debt securities.
Income Fund/VA,
Service Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small- &
Mid-Cap
Fund(R)/VA
Service Shares
(previously
Oppenheimer Main
Street Small Cap
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC,
Fund - Class IB                                                 adviser; Putnam Advisory
Shares                                                          Company, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Putnam VT High     Seeks high current income. Capital growth    Putnam Investment
Yield              is a secondary goal when consistent with     Management, LLC
Fund - Class IB    achieving high current income.
Shares
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC,
Equity                                                          adviser; Putnam Advisory
Fund - Class IB                                                 Company, LLC, sub-
Shares                                                          adviser.
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IA
Shares
(previously
Putnam VT New
Opportunities
Fund - Class IA
Shares)
----------------------------------------------------------------------------------------

Putnam VT Multi-   Seeks long-term capital appreciation.        Putnam Investment
Cap Growth                                                      Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation by      Third Avenue Management
Value Portfolio    investing in the undervalued securities of   LLC
                   financially strong companies.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Aggr-  consistent with an aggressive level of       Investment Advisers, LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Cons-  consistent with a conservative level of      Investment Advisers, LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks long-term capital growth.              Columbia Management
Portfolio - Davis                                               Investment Advisers,
New York Venture                                                LLC, adviser; Davis
Fund (Class 3)                                                  Selected Advisers, L.P.,
                                                                subadviser.
----------------------------------------------------------------------------------------




28  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks long-term growth of capital.           Columbia Management
Portfolio - Gold-                                               Investment Advisers,
man Sachs Mid Cap                                               LLC, adviser; Goldman
Value Fund (Class                                               Sachs Asset Management,
3)                                                              L.P., subadviser.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderate level of risk.    Investment Advisers, LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately aggressive      Investment Advisers, LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Variable           Seeks high level of total return that is     Columbia Management
Portfolio - Mode-  consistent with a moderately conservative    Investment Advisers, LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------




      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Variable           Seeks long-term capital appreciation.        Columbia Management
Portfolio - Part-                                               Investment Advisers,
ners Small Cap                                                  LLC, adviser; Barrow,
Value Fund (Class                                               Hanley, Mewhinney &
3)                                                              Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term capital appreciation.        Columbia Wanger Asset
International                                                   Management, LLC
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, LLC
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT Core                                               Management, LLC,
Equity                                                          adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
International                                                   adviser; Wells Capital
Equity                                                          Management Inc., sub-
Fund - Class 2                                                  adviser.
(previously
Evergreen VA
International
Equity
Fund - Class 2)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Opportunity                                                     adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Opportunity
Fund)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term capital appreciation.        Wells Fargo Funds
Advantage VT                                                    Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund - Class 2                                                  Management Inc., sub-
(previously Wells                                               adviser.
Fargo Advantage
VT Small Cap
Growth Fund)
----------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.


We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the Columbia Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the


30 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")


If the Columbia Variable Portfolio - Cash Management Fund liquidates, we will delay payments of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  31

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll (if applicable) in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE EARLY POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-85, DBG-100 or the minimum initial premium period remain in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in an amount of at least $50. We reserve the right to limit the number and amount of unscheduled premium payments.

No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account, and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that

32 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  33

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

POLICY VALUE CREDITS

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force.

The policy value credit will be applied, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- $500,000

Currently, the policy value credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a monthly, quarterly, semiannual or annual basis as well as lower the policy value credit percentage down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis. We pay these credit amounts out of revenues from charges for policies that have premiums paid in of $500,000 or more.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness, equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

DEATH BENEFIT GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. The policy has the following two DBG options:


34  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

DEATH BENEFIT GUARANTEE TO AGE 85: If you wish to pay a lower premium and are satisfied to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 85 (or 15 policy years, if later) regardless of investment performance, you should pay at least the DBG-85 premiums.

The DBG-85 provides that your policy will remain in force until the youngest insured reaches attained insurance age 85 (or 15 policy years, if later) even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-85 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-85 premiums due since the policy date.

The DBG-85 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-85 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-85 will terminate. Your policy will also lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-85 cannot be reinstated.

DEATH BENEFIT GUARANTEE TO AGE 100: If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums. The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If you have paid sufficient premiums, the DBG-85 will be in effect. If the DBG-85 and the DBG-100 are not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the DBG-85 and DBG-100 are not available. In Maryland, all references in this prospectus to DBG are deleted and replaced with NLG. In Illinois, all references in this prospectus to DBG are deleted and replaced with CP.

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither the DBG-100 nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments.

If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  35

- payment of a premium that will keep the policy in force for at least three months (one month in Virginia);

- payment of the monthly deductions that were not collected during the grace period; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Oklahoma, Tennessee, Utah and Virginia). Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
For two years (18 months in Maryland) after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not be charged a fee if we elect to charge a fee for more than twelve transfers by mail or telephone per year. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classifications or issue age. Only the method of funding the policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- the applicable percentage of the policy value.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the youngest insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the applicable percentage of policy value.


EXAMPLE                                                             OPTION 1          OPTION 2

Specified amount                                                   $1,000,000        $1,000,000

Policy value                                                       $   50,000        $   50,000

Death benefit                                                      $1,000,000        $1,050,000

Policy value increases to                                          $   80,000        $   80,000

Death benefit                                                      $1,000,000        $1,080,000

Policy value decreases to                                          $   30,000        $   30,000

Death benefit                                                      $1,000,000        $1,030,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.


36  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

Under both Option 1 and Option 2, if death is on or after the youngest insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the youngest insured's attained insurance age 100.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting specified amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction (because the cost of insurance charges depends upon the specified amount).

- Minimum monthly premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time.

INCREASES: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

DECREASES: After the first policy year, you may decrease your specified amount. Any decrease in specified amount will take effect on the monthly date on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 80% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 60% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 40% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  37

SUICIDE
If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable by us will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide. We will pay any amount payable to you, if living, otherwise to your estate. In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


38  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  39

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to charge a fee for more than 12 transfers by mail or telephone per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS
In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").

AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.


40  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.

When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  41

ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").

PORTFOLIO NAVIGATOR PROGRAM



If you are participating in the PN program, your policy value is allocated to a PN program investment option. The PN program investment options are currently five funds of funds, each of which invests in underlying funds in proportions that vary among the funds of funds in light of each fund of funds' investment objective. You do not need to participate in the PN program to allocate your policy value to one or more of the funds of funds under the PN program. You may choose to discontinue your participation in the PN program at any time. The PN program also allows those who participated in a previous version of the PN program and who previously opted out of the transfer of their policy value to a fund of funds to remain invested in accordance with a "static" PN program model portfolio investment option that is not subject to updating or reallocation. For more information on the "static" model portfolios, see "The static model portfolios".



You should review any PN program information, including the prospectus for the funds of funds, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.



THE FUNDS OF FUNDS. Each of the funds of funds has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. The funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach. Columbia Management Investment Advisers is the investment adviser to each of the funds of funds, and Columbia Management Investment Advisers or an affiliate is the investment adviser to each of the underlying funds in which the funds of funds invest. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the funds of funds. Neither Columbia Management Investment Advisers nor Morningstar Associates, LLC serves as your investment adviser as to the allocation of your policy value under the PN program (regardless of whether you have selected a PN program investment option or have chosen to remain in a "static" model portfolio). Some of the underlying funds are managed on a day-to-day basis directly by Columbia Management Investment Advisers and some are managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and that fund's board of trustees.



Below are the target asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income





FUND OF FUNDS CONFLICTS OF INTEREST. In providing investment advisory services for the funds of funds and the underlying funds in which the funds of funds invest, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds and may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest to which Columbia Management Investment Advisers and its affiliates are subject, see the funds of funds prospectus.



42  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

THE STATIC MODEL PORTFOLIOS. If you have chosen to remain invested in a "static" PN program model portfolio investment option, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any updates to the model portfolio or reallocation recommendations. (The last such reallocation recommendation was provided in 2009.) Each model portfolio consists of underlying funds according to the allocation percentages stated for that model portfolio. If you are participating in the PN program through a model portfolio, you instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you choose to remain in a "static" model portfolio, the investments and investment styles and policies of the underlying funds in which your policy value is invested may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs, even though your allocations to underlying funds do not change. Furthermore, the absence of periodic updating means that existing underlying funds will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.



Although the model portfolios are no longer maintained on an ongoing basis, the asset allocations in the model portfolios may have been affected by conflicts of interest similar to those to which the funds of funds are subject. Certain of the underlying funds in the model portfolios are managed by Columbia Management Investment Advisers or an affiliate while others are not, and we or our affiliate had an incentive to specify greater allocation percentages for the affiliated underlying funds.



PARTICIPATING IN THE PN PROGRAM. You are responsible for determining which investment option is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style that is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or have selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five funds of funds available as investment options (and under the previous PN program five "static" model portfolio investment options) ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the investment option in effect at that time. If you change to a different investment option, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated investment option.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, if you are invested in a model portfolio, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.



You may request a change to your fund of funds (or a transfer to a fund of funds) up to twice per policy year by written request on an authorized form or by another method agreed to by us.


We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:




- substitute a fund of funds for your model portfolio, if applicable, if permitted under applicable securities law; and



- discontinue the PN program after 30 days' written notice.



RISKS. Asset allocation does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a fund of funds, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a fund of funds, see the prospectus for funds of funds.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  43

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the DBG-85, the DBG-100 or the minimum initial premium period to terminate.

A loan may impact payment of the policy value credit.

POLICY SURRENDERS


You may take a full or a partial surrender by written request. We may, but are not required to, accept a full or partial surrender request from you by phone. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.



44  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the DBG-85, the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-85, the DBG-100 or the minimum initial premium period in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases," under "Proceeds Payable upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.

 2  BY PHONE


(800) 862-7919 (TOLL FREE)



TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)


- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  45

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the last surviving insured dies; or

- the youngest insured attains insurance age 100.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the last surviving insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.


- the Columbia Variable Portfolio - Cash Management Fund suspends payments of redemption proceeds in connection with a liquidation of the fund. In that case we will delay payment of any transfer, surrender, loan or death benefit from the fund until the fund is liquidated.


We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.


46  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax and possibly a tax penalty, and may be subject to withholding pursuant to the Code. Such amounts will also be subject to tax reporting. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.



DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet either of these tests means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS
We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.

TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.

PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  47

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)

------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)

------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.

------------------------------------------------------------------------------------------------------






(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans. (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).
(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.
(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).


48  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.

You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)

REDUCTIONS IN BENEFITS: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract, which are presumed to be taken in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year as one policy in determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

- the distribution occurs on or after the date that the owner attains age
  59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

POLICY SPLIT OPTION RIDER (PSO): PSO permits a policy to be split into two individual permanent plans of life insurance then offered by us for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business owned or conducted by the insureds, dissolution of a business partnership between the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Section 1035 or non-taxable transfer under Section 1041 (in the event of a split between spouses or incident to a divorce) of the Code. If a policy split is not treated as a nontaxable exchange or transfer, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear how, in all circumstances, to apply the rules in Section 7702 of the Code in defining a life insurance contract. Therefore it is not clear if the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes. It is also not clear whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In

      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS 49 addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".

POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.


OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Currently, partial exchanges of life insurance policies are not allowed under the Code. All of these laws are subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.

On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.

The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.

SPLIT DOLLAR ARRANGEMENTS
The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of

50 RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.

The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

MUTUALLY EXCLUSIVE REGIMES


The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, RRTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.

  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.

  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.

EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.

TAXATION -- DETERMINED BY POLICY OWNERSHIP


The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  51

SECTION 409A

The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY

- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS

- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 90% of the initial target premium when the policy is sold, plus 3.6% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS

- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");


52  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST

Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES

- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS


Life insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.



RiverSource Life is involved in the normal course of business in a number of other legal, arbitration and regulatory proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges, which includes the sales charges, premium tax charges and federal tax charges;


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  53

- Cost of insurance charges;

- Administrative charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.03% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.


RISK CLASSIFICATION OF THE INSUREDS: The illustration assumes the insureds are a male, age 55, in our standard nonsmoker risk classification, and a female, age 55, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $17,000 ($15,000 for 2001 CSO policies) is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


54  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

ILLUSTRATION                                                                                        FOR 2001 CSO POLICIES
-------------------------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO                   CURRENT COSTS ASSUMED
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO                 ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%         12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   15,750 $1,000,000 $1,000,000 $ 1,000,000 $ 13,119 $   13,946 $    14,773 $     -- $       -- $        --
   2        32,288  1,000,000  1,000,000   1,000,000   25,926     28,399      30,972    7,232      9,705      12,278
   3        49,652  1,000,000  1,000,000   1,000,000   38,416     43,368      48,729   19,722     24,674      30,035
   4        67,884  1,000,000  1,000,000   1,000,000   50,583     58,863      68,188   31,888     40,169      49,494
   5        87,029  1,000,000  1,000,000   1,000,000   62,415     74,889      89,506   43,721     56,195      70,812

   6       107,130  1,000,000  1,000,000   1,000,000   73,903     91,449     112,855   57,078     74,625      96,031
   7       128,237  1,000,000  1,000,000   1,000,000   85,022    108,538     138,414   70,067     93,584     123,459
   8       150,398  1,000,000  1,000,000   1,000,000   95,749    126,151     166,383   82,664    113,066     153,298
   9       173,668  1,000,000  1,000,000   1,000,000  106,054    144,272     196,976   94,838    133,056     185,760
  10       198,102  1,000,000  1,000,000   1,000,000  115,910    162,896     230,443  106,564    153,549     221,097

  15       339,862  1,000,000  1,000,000   1,000,000  164,732    273,316     466,242  164,732    273,316     466,242
  20       520,789  1,000,000  1,000,000   1,000,000  198,197    401,335     853,228  198,197    401,335     853,228
  25       751,702  1,000,000  1,000,000   1,574,117  205,099    547,125   1,499,159  205,099    547,125   1,499,159
  30     1,046,412  1,000,000  1,000,000   2,679,792  145,670    707,138   2,552,183  145,670    707,138   2,552,183
  35     1,422,545         --  1,000,000   4,471,996       --    905,185   4,259,044       --    905,185   4,259,044

  40     1,902,596         --  1,214,587   7,152,413       --  1,202,561   7,081,597       --  1,202,561   7,081,597
  45     2,515,277         --  1,593,228  11,862,624       --  1,593,228  11,862,624       --  1,593,228  11,862,624
-------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  55

ILLUSTRATION                                                                                        FOR 2001 CSO POLICIES
-------------------------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD NONTOBACCO                GUARANTEED COSTS ASSUMED
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED NONTOBACCO                 ANNUAL PREMIUM $15,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%         12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   15,750 $1,000,000 $1,000,000 $ 1,000,000 $ 12,881 $   13,700 $    14,520 $     -- $       -- $        --
   2        32,288  1,000,000  1,000,000   1,000,000   25,455     27,898      30,441    6,761      9,204      11,747
   3        49,652  1,000,000  1,000,000   1,000,000   37,717     42,602      47,891   19,023     23,908      29,197
   4        67,884  1,000,000  1,000,000   1,000,000   49,659     57,820      67,013   30,965     39,126      48,319
   5        87,029  1,000,000  1,000,000   1,000,000   61,272     73,558      87,959   42,578     54,864      69,265

   6       107,130  1,000,000  1,000,000   1,000,000   72,544     89,818     110,899   55,719     72,994      94,074
   7       128,237  1,000,000  1,000,000   1,000,000   83,450    106,594     136,006   68,496     91,640     121,051
   8       150,398  1,000,000  1,000,000   1,000,000   93,969    123,880     163,477   80,884    110,795     150,392
   9       173,668  1,000,000  1,000,000   1,000,000  104,069    141,661     193,521   92,852    130,445     182,305
  10       198,102  1,000,000  1,000,000   1,000,000  113,723    159,929     226,381  104,376    150,583     217,035

  15       339,862  1,000,000  1,000,000   1,000,000  161,073    267,701     457,286  161,073    267,701     457,286
  20       520,789  1,000,000  1,000,000   1,000,000  193,085    392,240     835,831  193,085    392,240     835,831
  25       751,702  1,000,000  1,000,000   1,541,545  198,405    533,135   1,468,138  198,405    533,135   1,468,138
  30     1,046,412  1,000,000  1,000,000   2,624,194  136,769    684,972   2,499,232  136,769    684,972   2,499,232
  35     1,422,545         --  1,000,000   4,365,978       --    862,764   4,158,074       --    862,764   4,158,074

  40     1,902,596         --  1,143,324   6,931,080       --  1,132,004   6,862,456       --  1,132,004   6,862,456
  45     2,515,277         --  1,491,697  11,410,766       --  1,491,697  11,410,766       --  1,491,697  11,410,766
-------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



56  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                                                                                                      FOR PRIOR POLICIES,
                                                                                                        AS DEFINED IN THE
                                                                                                   "KEY TERMS" SECTION OF
ILLUSTRATION                                                                                              THIS PROSPECTUS
-------------------------------------------------------------------------------------------------------------------------
                                  MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER                    CURRENT COSTS ASSUMED
                                 FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER                 ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%         0%          6%         12%       0%         6%          12%      0%         6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   17,850 $1,000,000 $1,000,000 $ 1,000,000 $ 14,976 $   15,917 $    16,858 $     -- $       -- $        --
   2        36,593  1,000,000  1,000,000   1,000,000   29,592     32,408      35,339   10,897     13,714      16,644
   3        56,272  1,000,000  1,000,000   1,000,000   43,841     49,484      55,591   25,146     30,789      36,896
   4        76,936  1,000,000  1,000,000   1,000,000   57,714     67,152      77,779   39,019     48,457      59,084
   5        98,633  1,000,000  1,000,000   1,000,000   71,200     85,418     102,080   52,505     66,723      83,385

   6       121,414  1,000,000  1,000,000   1,000,000   84,287    104,291     128,693   67,462     87,465     111,868
   7       145,335  1,000,000  1,000,000   1,000,000   96,957    123,770     157,831   82,002    108,814     142,875
   8       170,452  1,000,000  1,000,000   1,000,000  109,197    143,862     189,736   96,110    130,776     176,649
   9       196,824  1,000,000  1,000,000   1,000,000  120,980    164,564     224,668  109,763    153,347     213,451
  10       224,515  1,000,000  1,000,000   1,000,000  132,282    185,875     262,921  122,935    176,528     253,573

  15       385,177  1,000,000  1,000,000   1,000,000  188,656    312,654     532,932  188,656    312,654     532,932
  20       590,227  1,000,000  1,000,000   1,047,916  229,784    462,460     979,361  229,784    462,460     979,361
  25       851,929  1,000,000  1,000,000   1,806,076  245,185    639,186   1,720,073  245,185    639,186   1,720,073
  30     1,185,933  1,000,000  1,000,000   3,077,752  198,292    852,777   2,931,192  198,292    852,777   2,931,192
  35     1,612,217  1,000,000  1,201,202   5,157,291    7,690  1,144,002   4,911,706    7,690  1,144,002   4,911,706

  40     2,156,276         --  1,526,538   8,246,432       --  1,511,424   8,164,784       --  1,511,424   8,164,784
  45     2,850,648         --  1,992,314  13,675,193       --  1,992,314  13,675,193       --  1,992,314  13,675,193
-------------------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  57

                                                                                                  FOR PRIOR POLICIES,
                                                                                                    AS DEFINED IN THE
                                                                                               "KEY TERMS" SECTION OF
ILLUSTRATION                                                                                          THIS PROSPECTUS
---------------------------------------------------------------------------------------------------------------------
                                 MALE -- INSURANCE AGE 55 -- STANDARD NONSMOKER              GUARANTEED COSTS ASSUMED
                                FEMALE -- INSURANCE AGE 55 -- PREFERRED NONSMOKER              ANNUAL PREMIUM $17,000
INITIAL SPECIFIED AMOUNT $1,000,000
DEATH BENEFIT OPTION 1
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%          0%         6%         12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   17,850 $1,000,000 $1,000,000 $ 1,000,000 $ 14,719 $ 15,651 $    16,584 $     -- $     -- $        --
   2        36,593  1,000,000  1,000,000   1,000,000   29,037   31,819      34,715   10,342   13,125      16,020
   3        56,272  1,000,000  1,000,000   1,000,000   42,941   48,504      54,527   24,246   29,809      35,832
   4        76,936  1,000,000  1,000,000   1,000,000   56,413   65,702      76,165   37,719   47,007      57,470
   5        98,633  1,000,000  1,000,000   1,000,000   69,433   83,405      99,788   50,738   64,710      81,093

   6       121,414  1,000,000  1,000,000   1,000,000   81,970  101,599     125,562   65,145   84,773     108,737
   7       145,335  1,000,000  1,000,000   1,000,000   93,985  120,257     153,666   79,029  105,301     138,710
   8       170,452  1,000,000  1,000,000   1,000,000  105,422  139,339     184,285   92,336  126,252     171,199
   9       196,824  1,000,000  1,000,000   1,000,000  116,210  158,789     217,617  104,993  147,572     206,401
  10       224,515  1,000,000  1,000,000   1,000,000  126,269  178,545     253,885  116,922  169,198     244,537

  15       385,177  1,000,000  1,000,000   1,000,000  165,932  283,571     494,702  165,932  283,571     494,702
  20       590,227  1,000,000  1,000,000   1,000,000  164,972  381,164     876,584  164,972  381,164     876,584
  25       851,929  1,000,000  1,000,000   1,584,125   67,031  436,224   1,508,690   67,031  436,224   1,508,690
  30     1,185,933         --  1,000,000   2,621,282       --  364,383   2,496,459       --  364,383   2,496,459
  35     1,612,217         --         --   4,188,489       --       --   3,989,037       --       --   3,989,037

  40     2,156,276         --         --   6,397,328       --       --   6,333,988       --       --   6,333,988
  45     2,850,648         --         --  10,340,002       --       --  10,340,002       --       --  10,340,002
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.


THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE DO NOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



58  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 85 (or 15 policy years, if later). This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 85 (DBG-85) PREMIUM: The premium required to keep the DBG-85 in effect. The DBG-85 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements (except in Massachusetts, New Jersey and Texas).

DEATH BENEFIT GUARANTEE TO AGE 100 (DBG-100) PREMIUM: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex (no sex requirement in Montana), insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

DEATH BENEFIT VALUATION DATE: The date of the last surviving insured's death when death occurs on a valuation date. If the last surviving insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the last surviving insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: Each insured's age based upon his or her last birthday on the date of the application.

INSUREDS: The persons whose lives are insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.


      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  59

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.


PRIOR POLICIES: Policies issued based on applications signed before October 1, 2008, where approved, and any policy issued before January 1, 2009, regardless of the date of application.


PROCEEDS: The amount payable under the policy as follows:

- Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

- Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

  -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first 15 years of the policy.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.


60  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



      RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE -- PROSPECTUS  61

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

Additional information about RiverSource Variable Life Separate Account
     (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                1 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                   100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2011 RiverSource Life Insurance Company. All rights reserved.




S-6202 P (4/11)

PART B: STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



            RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE

                               (SUCCESSION SELECT)



                  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE (VUL)



              RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III (VUL III)



               RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV (VUL IV)



            RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

                                  (VUL IV - ES)




                                 APRIL 29, 2011


ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY
            70100 Ameriprise Financial Center
            Minneapolis, MN 55474
            Telephone: (800) 862-7919
            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT (previously IDS Life Variable Life Separate Account)

RiverSource Variable Life Separate Account is a separate account of RiverSource Life Insurance Company (RiverSource Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number above.


S-6333 J (4/11)

TABLE OF CONTENTS


INFORMATION ABOUT RIVERSOURCE LIFE...................   P. 3
Ownership............................................   p. 3
State Regulation.....................................   p. 3
Reports..............................................   p. 3
Rating Agencies......................................   p. 3
PRINCIPAL UNDERWRITER................................   P. 4
THE VARIABLE ACCOUNT.................................   P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE
  POLICIES...........................................   P. 5
Additional Information on Payment Options for
  Succession Select, VUL, VUL III, VUL IV and VUL
  IV - ES............................................   p. 5
REVENUES RECEIVED DURING CALENDAR YEAR 2010..........  P. 10
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM........  P. 10





 2    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

INFORMATION ABOUT RIVERSOURCE LIFE

We are a stock life insurance company organized in 1957 under the laws of the state of Minnesota and are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

OWNERSHIP
We are a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Ameriprise Financial family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.

STATE REGULATION
We are subject to the laws of Minnesota governing insurance companies and to regulation by the Minnesota Department of Commerce. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate. We file an annual statement in a prescribed form with Minnesota's Department of Commerce and in each state in which we do business. Our books and accounts are subject to review by the Minnesota Department of Commerce at all times and a full examination of our operations is conducted periodically.

REPORTS
At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    3

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the policy, which is offered on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The policies are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.



RiverSource Distributors retains no underwriting commissions from the sale of the policy. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2010 was $391,347,519; in 2009 was $307,628,681; and in 2008 was $383,542,107.


THE VARIABLE ACCOUNT

We established the variable account on Oct. 16, 1985, under Minnesota law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


 4    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES


ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT, VUL, VUL III, VUL IV AND
VUL IV - ES




SUCCESSION SELECT
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    5

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 5, 10 or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex (no sex requirement in Montana) and age of the payee on that date.
Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2010                     $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


VUL
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                       5                                            $18.32
                      10                                             10.06
                      15                                              7.34
                      20                                              6.00
                      25                                              5.22
                      30                                              4.72


We will furnish monthly amounts for other payment periods at your request, without charge.


 6    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH              ADJUSTMENT                 CALENDAR YEAR OF PAYEE'S BIRTH     ADJUSTMENT
Before 1920                                      0                                1945-1949                    6
1920-1924                                        1                                1950-1959                    7
1925-1929                                        2                                1960-1969                    8
1930-1934                                        3                                1970-1979                    9
1935-1939                                        4                                1980-1989                   10
1940-1944                                        5                               After 1989                   11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35



VUL III

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    7

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR                                                           CALENDAR YEAR
OF PAYEE'S BIRTH                ADJUSTMENT                            OF PAYEE'S BIRTH              ADJUSTMENT
Before 1920                          0                                    1945-1949                      6
1920-1924                            1                                    1950-1959                      7
1925-1929                            2                                    1960-1969                      8
1930-1934                            3                                    1970-1979                      9
1935-1939                            4                                    1980-1989                     10
1940-1944                            5                                   After 1989                     11


The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table.

We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

Option C Table

                                               LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------------
                                                   10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                              MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                              $4.22    $3.89    $4.17    $3.86    $4.08    $3.82
55                                               4.62     4.22     4.53     4.18     4.39     4.11
60                                               5.14     4.66     4.96     4.57     5.71     4.44
65                                               5.81     5.22     5.46     5.05     5.02     4.79
70                                               6.61     5.96     5.96     5.60     5.27     5.12
75                                               7.49     6.89     6.38     6.14     5.42     5.35


VUL IV/VUL IV -- ES
OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                PAYMENT PERIOD                            MONTHLY PAYMENT PER $1,000
                    (YEARS)                                  PLACED UNDER OPTION B
                      10                                             $9.61
                      15                                              6.87
                      20                                              5.51
                      25                                              4.71
                      30                                              4.18


We will furnish monthly amounts for other payment periods at your request, without charge.


 8    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

OPTION C -- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

Option C Table

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
------------------------------------------------------------------------------------------------------
AGE                    BEGINNING                       5 YEARS           10 YEARS          15 YEARS
PAYEE                   IN YEAR                     MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
65                        2010                     $ 5.19    $4.61    $5.08    $4.57    $4.90    $4.49
                          2015                       5.11     4.55     5.01     4.51     4.84     4.43
                          2020                       5.03     4.49     4.94     4.45     4.78     4.39
                          2025                       4.95     4.43     4.87     4.40     4.73     4.34
                          2030                       4.88     4.38     4.81     4.35     4.68     4.30
70                        2010                       6.03     5.28     5.79     5.18     5.42     5.00
                          2015                       5.92     5.19     5.70     5.10     5.36     4.94
                          2020                       5.81     5.10     5.61     5.03     5.30     4.88
                          2025                       5.71     5.03     5.53     4.96     5.24     4.83
                          2030                       5.61     4.95     5.45     4.89     5.18     4.77
75                        2010                       7.14     6.23     6.63     5.99     5.95     5.60
                          2015                       6.99     6.10     6.52     5.89     5.90     5.54
                          2020                       6.84     5.99     6.42     5.79     5.84     5.47
                          2025                       6.71     5.88     6.32     5.71     5.78     5.41
                          2030                       6.58     5.78     6.23     5.62     5.73     5.35
85                        2010                      10.45     9.41     8.44     8.04     6.72     6.62
                          2015                      10.22     9.19     8.36     7.93     6.70     6.59
                          2020                      10.00     8.98     8.27     7.83     6.68     6.57
                          2025                       9.79     8.78     8.19     7.74     6.67     6.54
                          2030                       9.60     8.59     8.11     7.64     6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


                                RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    9

REVENUES RECEIVED DURING CALENDAR YEAR 2010



The following table shows the funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2010. Some of these funds may not be available under your policy. Please see your policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Affiliated Funds*                                                            $228,088,727.84
Oppenheimer Variable Account Funds                                           $ 15,628,735.56
Fidelity(R) Variable Insurance Products                                      $ 14,724,257.96
Invesco Variable Insurance Funds/Invesco Van Kampen Variable Insurance
  Funds                                                                      $ 11,870,799.94
Janus Aspen Series                                                           $  6,582,362.41
AllianceBernstein Variable Products Series Fund, Inc.                        $  5,575,475.35
Wells Fargo Advantage Variable Trust Funds                                   $  5,074,972.89
PIMCO Variable Insurance Trust                                               $  5,059,767.06
Franklin(R) Templeton(R) Variable Insurance Products Trust                   $  4,281,966.04
Eaton Vance Variable Trust                                                   $  3,798,366.80
American Century(R) Variable Portfolios, Inc.                                $  3,762,399.53
Goldman Sachs Variable Insurance Trust                                       $  3,644,842.55
MFS(R) Variable Insurance Trust(SM)                                          $  2,954,011.59
Morgan Stanley UIF                                                           $  1,888,990.85
Putnam Variable Trust                                                        $  1,013,384.89
Neuberger Berman Advisers Management Trust                                   $    989,755.86
Credit Suisse Trust                                                          $    841,648.92
Royce Capital Fund                                                           $    330,694.17
Third Avenue Variable Series Trust                                           $    301,521.50
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund               $    124,287.46
Calvert Variable Series, Inc.                                                $    118,238.87
Legg Mason Partners Variable Portfolios                                      $     38,989.33
Lazard Retirement Series, Inc.                                               $      2,317.20
Lincoln Variable Insurance Products Trust                                    $      1,898.72
J.P. Morgan Series Trust II                                                  $      1,552.86
--------------------------------------------------------------------------------------------






   * Affiliated Funds include funds offered under: Columbia Funds Variable Insurance Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II (previously RiverSource Variable Series Trust) and Wanger Advisors Trust.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the consolidated financial statements of RiverSource Life Insurance Company at Dec. 31, 2010 and 2009, and for each of the three years in the period ended Dec. 31, 2010, and the individual financial statements of the segregated asset divisions of RiverSource Variable Life Separate Account, sponsored by RiverSource Life Insurance Company, at Dec. 31, 2010, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



 10    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE COMPANY



We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource Variable Life Separate Account (the Account) sponsored by RiverSource Life Insurance Company, referred to in Note 1, as of December 31, 2010, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource Variable Life Separate Account, referred to in Note 1, at December 31, 2010, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)


Minneapolis, Minnesota



April 22, 2011



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES



                                                      AB VPS        AB VPS        AB VPS        AC VP         AC VP
                                                    GRO & INC,    INTL VAL,    LG CAP GRO,      INTL,         INTL,
DEC. 31, 2010                                          CL B          CL B          CL B          CL I         CL II
 ASSETS
Investments, at fair value(1),(2)                  $15,124,564   $58,348,162    $1,998,053   $17,817,944    $8,258,513
Dividends receivable                                        --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                               284        25,588            --         5,664         4,236
Receivable for share redemptions                        11,520        47,383         2,350        15,622         6,318
----------------------------------------------------------------------------------------------------------------------
Total assets                                        15,136,368    58,421,133     2,000,403    17,839,230     8,269,067
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      11,521        43,520         1,366        12,409         6,318
    Minimum death benefit guarantee risk charge             --            --            --            --            --
    Contract terminations                                   --         3,862           983         3,213            --
Payable for investments purchased                          284        25,588            --         5,664         4,236
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       11,805        72,970         2,349        21,286        10,554
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $15,124,563   $58,348,163    $1,998,054   $17,817,944    $8,258,513
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                  889,157     3,950,451        73,783     2,081,536       965,908
(2) Investments, at cost                           $19,050,853   $61,918,487    $1,739,198   $15,525,461    $7,755,693
----------------------------------------------------------------------------------------------------------------------


                                                      AC VP         AC VP        CALVERT        COL VP          CS
                                                       VAL,          VAL,           VP         HI INC,      COMMODITY
DEC. 31, 2010 (CONTINUED)                              CL I         CL II        SRI BAL         CL 2         RETURN
 ASSETS
Investments, at fair value(1),(2)                  $59,272,417   $20,390,989    $7,126,651    $6,848,377   $14,110,341
Dividends receivable                                        --            --            --            --            --
Accounts receivable from RiverSource Life for
  contract purchase payments                                --            --            --         4,448         2,249
Receivable for share redemptions                        53,240        16,936        14,441         5,605        25,240
----------------------------------------------------------------------------------------------------------------------
Total assets                                        59,325,657    20,407,925     7,141,092     6,858,430    14,137,830
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                      39,935        15,565         5,085         4,999         9,808
    Minimum death benefit guarantee risk charge             --            --            --            --            --
    Contract terminations                               13,305         1,371         9,356           606        15,432
Payable for investments purchased                           --            --            --         4,448         2,249
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       53,240        16,936        14,441        10,053        27,489
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts
  in accumulation period                           $59,272,417   $20,390,989    $7,126,651    $6,848,377   $14,110,341
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               10,114,747     3,479,691     4,204,514       682,109     1,679,802
(2) Investments, at cost                           $65,342,409   $24,069,456    $7,329,338    $6,547,092   $16,056,873
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 12    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                     CS            EV VT         FID VIP       FID VIP        FID VIP
                                                   U.S. EQ     FLOATING-RATE   CONTRAFUND,    GRO & INC,    GRO & INC,
DEC. 31, 2010 (CONTINUED)                          FLEX I           INC         SERV CL 2      SERV CL       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                 $9,826,105    $17,645,767    $69,897,053   $52,588,269    $24,628,138
Dividends receivable                                      --         66,298             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           2,000         12,274             --        20,501             --
Receivable for share redemptions                       6,191         36,500        112,227        36,937         21,009
-----------------------------------------------------------------------------------------------------------------------
Total assets                                       9,834,296     17,760,839     70,009,280    52,645,707     24,649,147
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                     5,424         12,293         49,460        36,937         18,807
    Minimum death benefit guarantee risk
          charge                                          --             --             --            --             --
    Contract terminations                                767         24,208         62,767            --          2,202
Payable for investments purchased                      2,000         78,571             --        20,501             --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      8,191        115,072        112,227        57,438         21,009
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                $9,826,105    $17,645,767    $69,897,053   $52,588,269    $24,628,138
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                689,551      1,865,303      2,975,609     4,193,642      1,981,347
(2) Investments, at cost                          $9,504,901    $16,569,616    $65,420,669   $52,925,100    $26,199,240
-----------------------------------------------------------------------------------------------------------------------


                                                   FID VIP        FID VIP        FID VIP       FID VIP     FTVIPT FRANK
                                                  MID CAP,        MID CAP,      OVERSEAS,     OVERSEAS,     GLOBAL REAL
DEC. 31, 2010 (CONTINUED)                          SERV CL       SERV CL 2       SERV CL      SERV CL 2      EST, CL 2
 ASSETS
Investments, at fair value(1),(2)               $150,387,644    $74,911,164    $26,000,483   $14,232,982    $48,225,359
Dividends receivable                                      --             --             --            --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                              --         28,974             --        36,298          5,585
Receivable for share redemptions                     172,278         57,251         27,204        10,847         35,915
-----------------------------------------------------------------------------------------------------------------------
Total assets                                     150,559,922     74,997,389     26,027,687    14,280,127     48,266,859
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   103,596         57,251         18,111        10,847         34,813
    Minimum death benefit guarantee risk
          charge                                          --             --             --            --             --
    Contract terminations                             68,682             --          9,093            --          1,102
Payable for investments purchased                         --         28,974             --        36,298          5,585
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                    172,278         86,225         27,204        47,145         41,500
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $150,387,644    $74,911,164    $26,000,483   $14,232,982    $48,225,359
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              4,624,466      2,331,502      1,556,915       856,377      3,758,796
(2) Investments, at cost                        $117,464,916    $65,672,718    $26,136,276   $15,255,933    $71,887,299
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES



                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES      MID CAP     STRUCTD SM CAP   STRUCTD U.S.
DEC. 31, 2010 (CONTINUED)                        CL 2         SEC, CL 2       VAL, INST       EQ, INST        EQ, INST
 ASSETS
Investments, at fair value(1),(2)             $38,443,954    $19,857,732    $102,336,573     $5,594,740      $34,967,531
Dividends receivable                                   --             --              --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    4,891          2,224          14,217            742              471
Receivable for share redemptions                   58,781         16,766          95,764          3,967           31,034
------------------------------------------------------------------------------------------------------------------------
Total assets                                   38,507,626     19,876,722     102,446,554      5,599,449       34,999,036
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 27,833         14,757          73,208          3,931           25,158
    Minimum death benefit guarantee risk
          charge                                       --             --              --             --               --
    Contract terminations                          30,948          2,009          22,556             35            5,876
Payable for investments purchased                   4,891          2,224          14,217            742              471
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  63,672         18,990         109,981          4,708           31,505
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $38,443,954    $19,857,732    $102,336,573     $5,594,741      $34,967,531
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           2,365,782      1,244,999       7,257,913        489,907        3,308,186
(2) Investments, at cost                      $33,586,690    $21,138,741     $98,146,841     $5,403,853      $38,611,694
------------------------------------------------------------------------------------------------------------------------


                                                INVESCO        INVESCO         INVESCO         INVESCO         INVESCO
                                             VI CAP APPR,    VI CAP APPR,    VI CAP DEV,     VI CAP DEV,     VI CORE EQ,
DEC. 31, 2010 (CONTINUED)                        SER I          SER II          SER I          SER II           SER I
 ASSETS
Investments, at fair value(1),(2)             $11,432,354     $8,043,824      $6,885,649     $3,471,462     $141,302,040
Dividends receivable                                   --             --              --             --               --
Accounts receivable from RiverSource Life
  for contract purchase payments                    8,301             --           6,991          1,732              454
Receivable for share redemptions                    7,843          7,426           4,723          2,672          130,322
------------------------------------------------------------------------------------------------------------------------
Total assets                                   11,448,498      8,051,250       6,897,363      3,475,866      141,432,816
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  7,843          6,148           4,723          2,672           94,482
    Minimum death benefit guarantee risk
          charge                                       --             --              --             --               --
    Contract terminations                              --          1,278              --             --           35,840
Payable for investments purchased                   8,301             --           6,991          1,732              454
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  16,144          7,426          11,714          4,404          130,776
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period            $11,432,354     $8,043,824      $6,885,649     $3,471,462     $141,302,040
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             490,659        350,952         513,471        266,625        5,227,600
(2) Investments, at cost                      $11,295,754     $7,983,767      $6,452,319     $3,639,080     $125,475,891
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                                    INVESCO
                                               INVESCO      INVESCO      INVESCO      INVESCO       VANK VI
                                               VI DYN,   VI FIN SERV, VI INTL GRO,   VI TECH,      COMSTOCK,
DEC. 31, 2010 (CONTINUED)                       SER I        SER I       SER II        SER I        SER II
 ASSETS
Investments, at fair value(1),(2)               $816,143   $3,584,708  $17,730,089   $4,711,561    $4,922,441
Dividends receivable                                  --           --           --           --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                      --          536        5,570           --         7,182
Receivable for share redemptions                     634        2,593       26,718       13,119         3,522
--------------------------------------------------------------------------------------------------------------
Total assets                                     816,777    3,587,837   17,762,377    4,724,680     4,933,145
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   621        2,593       12,128        3,392         3,449
    Minimum death benefit guarantee risk
          charge                                      --           --           --           --            --
    Contract terminations                             13           --       14,589        9,728            73
Payable for investments purchased                     --          536        5,570           --         7,182
--------------------------------------------------------------------------------------------------------------
Total liabilities                                    634        3,129       32,287       13,120        10,704
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $816,143   $3,584,708  $17,730,090   $4,711,560    $4,922,441
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                             46,319      637,848      625,400      294,473       421,803
(2) Investments, at cost                        $671,417   $3,982,171  $14,945,694   $3,543,614    $4,479,172
--------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN  JANUS ASPEN  JANUS ASPEN  JANUS ASPEN       MFS
                                             ENTERPRISE,    GLOBAL       JANUS,      OVERSEAS,  INV GRO STOCK,
DEC. 31, 2010 (CONTINUED)                        SERV     TECH, SERV      SERV         SERV         SERV CL
 ASSETS
Investments, at fair value(1),(2)            $10,447,744  $12,647,365   $9,945,228 $110,729,055   $27,281,301
Dividends receivable                                  --           --           --           --            --
Accounts receivable from RiverSource Life
  for contract purchase payments                   4,167           --       46,531       43,389        17,940
Receivable for share redemptions                   8,061       10,298        7,054       77,682        19,414
--------------------------------------------------------------------------------------------------------------
Total assets                                  10,459,972   12,657,663    9,998,813  110,850,126    27,318,655
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                 6,636        8,427        7,054       77,682        19,414
    Minimum death benefit guarantee risk
          charge                                      --           --           --           --            --
    Contract terminations                          1,425        1,871           --           --            --
Payable for investments purchased                  4,167           --       46,531       43,389        17,940
--------------------------------------------------------------------------------------------------------------
Total liabilities                                 12,228       10,298       53,585      121,071        37,354
--------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period           $10,447,744  $12,647,365   $9,945,228 $110,729,055   $27,281,301
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                            278,384    2,234,517      413,867    1,975,893     2,535,437
(2) Investments, at cost                     $ 8,514,585  $10,161,716   $8,780,883 $ 78,641,901   $21,008,201
--------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                MFS         MFS          MS UIF            MS UIF         OPPEN
                                             NEW DIS,    UTILITIES, GLOBAL REAL EST,    MID CAP GRO,    GLOBAL SEC
DEC. 31, 2010 (CONTINUED)                     SERV CL     SERV CL         CL II            CL II         VA, SERV
 ASSETS
Investments, at fair value(1),(2)           $22,592,086 $19,532,740     $8,517,726       $7,631,440     $6,457,574
Dividends receivable                                 --          --             --               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                 18,921          --         14,672           34,118            538
Receivable for share redemptions                 17,219      33,539          5,967            5,267          9,185
------------------------------------------------------------------------------------------------------------------
Total assets                                 22,628,226  19,566,279      8,538,365        7,670,825      6,467,297
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               15,880      14,296          5,967            5,267          4,694
    Minimum death benefit guarantee risk
          charge                                     --          --             --               --             --
    Contract terminations                         1,339      19,243             --               --          4,491
Payable for investments purchased                18,921          --         14,672           34,118            538
------------------------------------------------------------------------------------------------------------------
Total liabilities                                36,140      33,539         20,639           39,385          9,723
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period          $22,592,086 $19,532,740     $8,517,726       $7,631,440     $6,457,574
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                         1,273,511     782,875      1,014,015          635,424        214,966
(2) Investments, at cost                    $17,367,672 $19,873,010     $7,808,192       $6,466,540     $6,041,987
------------------------------------------------------------------------------------------------------------------


                                                         OPPEN MAIN
                                           OPPEN GLOBAL    ST SM          PIMCO            PUT VT         PUT VT
                                             STRATEGIC    MID CAP    VIT ALL ASSET,  GLOBAL HLTH CARE,  HI YIELD,
DEC. 31, 2010 (CONTINUED)                   INC VA, SRV   VA, SERV     ADVISOR CL          CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)           $60,599,773  $6,285,380    $24,033,044       $3,473,382    $10,796,688
Dividends receivable                                 --          --        578,145               --             --
Accounts receivable from RiverSource Life
  for contract purchase payments                 30,462      11,624         22,499            2,447          2,803
Receivable for share redemptions                 43,371       4,630         16,755            2,597          7,207
------------------------------------------------------------------------------------------------------------------
Total assets                                 60,673,606   6,301,634     24,650,443        3,478,426     10,806,698
------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee               43,371       4,630         16,755            2,597          7,207
    Minimum death benefit guarantee risk
          charge                                     --          --             --               --             --
    Contract terminations                            --          --             --               --             --
Payable for investments purchased                30,462      11,624        600,644            2,447          2,803
------------------------------------------------------------------------------------------------------------------
Total liabilities                                73,833      16,254        617,399            5,044         10,010
------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period          $60,599,773  $6,285,380    $24,033,044       $3,473,382    $10,796,688
------------------------------------------------------------------------------------------------------------------
(1) Investment shares                        10,668,974     359,165      2,163,190          283,773      1,549,023
(2) Investments, at cost                    $56,988,711  $5,423,380    $23,595,260       $3,379,799    $10,647,716
------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                   PUT VT         PUT VT         PUT VT          ROYCE          DISC
                                                  INTL EQ,       MULTI-CAP      MULTI-CAP     MICRO-CAP,    ASSET ALLOC,
DEC. 31, 2010 (CONTINUED)                           CL IB       GRO, CL IA     GRO, CL IB      INVEST CL        AGGR
 ASSETS
Investments, at fair value(1),(2)                $2,706,385    $ 93,917,892     $6,871,934    $74,487,875     $6,601,507
Dividends receivable                                     --              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                            291           3,891          3,981             --             76
Receivable for share redemptions                      2,052          78,667         42,033         97,987             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,708,728      94,000,450      6,917,948     74,585,862      6,601,583
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,052          61,237          4,626         51,083          4,572
    Minimum death benefit guarantee risk
          charge                                         --              --             --             --             --
    Contract terminations                                --          17,430         37,407         46,904            152
Payable for investments purchased                       291           3,891          3,981             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,343          82,558         46,014         97,987          4,724
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $2,706,385    $ 93,917,892     $6,871,934    $74,487,875     $6,596,859
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               229,744       4,543,681        337,687      6,115,589        670,204
(2) Investments, at cost                         $3,246,582    $100,780,209     $6,139,235    $58,357,104     $5,547,339
------------------------------------------------------------------------------------------------------------------------


                                                    DISC           DISC           DISC           DISC
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,      COL VP
DEC. 31, 2010 (CONTINUED)                          CONSERV          MOD         MOD AGGR      MOD CONSERV     BAL, CL 3
 ASSETS
Investments, at fair value(1),(2)                $3,771,076     $16,415,430    $17,371,159     $6,348,360   $163,675,233
Dividends receivable                                     --              --             --             --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                             --           6,567          2,154             --            601
Receivable for share redemptions                         --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total assets                                      3,771,076      16,421,997     17,373,313      6,348,360    163,675,834
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                    2,751          11,682         11,790          4,534        117,760
    Minimum death benefit guarantee risk
          charge                                         --              --             --             --          1,126
    Contract terminations                               126              88            317        162,911         59,505
Payable for investments purchased                        --              --             --             --             --
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,877          11,770         12,107        167,445        178,391
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period               $3,768,199     $16,410,227    $17,361,206     $6,180,915   $163,497,443
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               352,108       1,623,682      1,738,855        612,185     11,834,796
(2) Investments, at cost                         $3,336,829     $14,438,146    $15,084,387     $5,627,045   $166,083,381
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    17

STATEMENTS OF ASSETS AND LIABILITIES



                                                  COL VP         COL VP       COL VP       COL VP       COL VP
                                                CASH MGMT,      DIV BOND,   DIV EQ INC,    DYN EQ,   GLOBAL BOND,
DEC. 31, 2010 (CONTINUED)                          CL 3           CL 3         CL 3         CL 3         CL 3
 ASSETS
Investments, at fair value(1),(2)               $74,629,643   $156,878,105 $234,261,467 $263,025,468  $46,182,658
Dividends receivable                                     20             --           --           --           --
Accounts receivable from RiverSource Life
  for contract purchase payments                         --        105,020       13,665           --       23,668
Receivable for share redemptions                         --             --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Total assets                                     74,629,663    156,983,125  234,275,132  263,025,468   46,206,326
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   53,027        113,616      167,773      187,270       33,105
    Minimum death benefit guarantee risk
          charge                                         98            264           --          324           --
    Contract terminations                           445,786         32,515       57,329       53,660       20,728
Payable for investments purchased                        --             --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                   498,911        146,395      225,102      241,254       53,833
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $74,130,752   $156,836,730 $234,050,030 $262,784,214  $46,152,493
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                            74,629,643     14,261,646   17,787,507   13,614,155    3,947,236
(2) Investments, at cost                        $74,604,124   $149,585,796 $224,146,663 $271,699,216  $44,056,356
-----------------------------------------------------------------------------------------------------------------


                                                  COL VP         COL VP       COL VP       COL VP       COL VP
                                             GLOBAL INFLATION   HI YIELD     INC OPP,    MID CAP GRO  MID CAP VAL
DEC. 31, 2010 (CONTINUED)                     PROT SEC, CL 3   BOND, CL 3      CL 3       OPP, CL 3    OPP, CL 3
 ASSETS
Investments, at fair value(1),(2)               $16,295,837    $63,308,340  $15,058,417  $16,115,294  $10,504,447
Dividends receivable                                     --             --           --           --           --
Accounts receivable from RiverSource Life
  for contract purchase payments                      9,830          9,099       25,325          253           --
Receivable for share redemptions                         --             --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Total assets                                     16,305,667     63,317,439   15,083,742   16,115,547   10,504,447
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   12,044         45,717       10,794       11,460        7,640
    Minimum death benefit guarantee risk
          charge                                         --             --           --           --           --
    Contract terminations                             3,560          6,180           --        5,472       41,075
Payable for investments purchased                        --             --           --           --           --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                    15,604         51,897       10,794       16,932       48,715
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $16,290,063    $63,265,542  $15,072,948  $16,098,615  $10,455,732
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                             1,708,159      9,135,403    1,406,015    1,109,105      959,310
(2) Investments, at cost                        $16,489,553    $58,795,146  $13,696,872  $12,755,858  $10,030,618
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                  COL VP       COL VP        COL VP       COL VP        COL VP
                                                 S&P 500,       SHORT     LG CAP GRO,   SELECT LG     SELECT SM
DEC. 31, 2010 (CONTINUED)                          CL 3    DURATION, CL 3     CL 3    CAP VAL, CL 3 CAP VAL, CL 3
 ASSETS
Investments, at fair value(1),(2)              $40,558,681   $41,781,398  $44,461,120    $3,579,101  $16,226,299
Dividends receivable                                    --            --           --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                        32,696           430        8,608         1,437        9,081
Receivable for share redemptions                        --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------
Total assets                                    40,591,377    41,781,828   44,469,728     3,580,538   16,235,380
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  28,857        29,988       31,772         2,591       11,630
    Minimum death benefit guarantee risk
          charge                                        --           106           --            --           --
    Contract terminations                               --        17,964        7,197             3       19,188
Payable for investments purchased                       --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                   28,857        48,058       38,969         2,594       30,818
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $40,562,520   $41,733,770  $44,430,759    $3,577,944  $16,204,562
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                            4,710,648     4,029,064    6,519,226       357,196    1,409,757
(2) Investments, at cost                       $36,037,862   $41,179,367  $41,185,274    $3,035,766  $16,013,158
-----------------------------------------------------------------------------------------------------------------


                                                  COL VP       COL VP          VP           VP            VP
                                                EMER MKTS     INTL OPP,      AGGR,        AGGR,        CONSERV,
DEC. 31, 2010 (CONTINUED)                       OPP, CL 3       CL 3          CL 2         CL 4          CL 2
 ASSETS
Investments, at fair value(1),(2)              $68,350,780  $111,524,141  $25,225,058  $256,745,329   $4,136,234
Dividends receivable                                    --            --           --            --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                        61,919         6,522      119,524        53,675           --
Receivable for share redemptions                        --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------
Total assets                                    68,412,699   111,530,663   25,344,582   256,799,004    4,136,234
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  48,489        79,449       17,024       186,175        2,990
    Minimum death benefit guarantee risk
          charge                                        --            --           --            --           --
    Contract terminations                              892            --           --            --          827
Payable for investments purchased                       --            --           --            --           --
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                   49,381        79,449       17,024       186,175        3,817
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $68,363,318  $111,451,214  $25,327,558  $256,612,829   $4,132,417
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                            3,809,965     9,232,131    2,234,283    22,740,950      393,178
(2) Investments, at cost                       $54,016,766  $ 84,103,549  $22,956,304  $225,811,915   $4,004,215
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    19

STATEMENTS OF ASSETS AND LIABILITIES



                                                     VP       VP DAVIS       VP GS                      VP
                                                  CONSERV,   NY VENTURE, MID CAP VAL,    VP MOD,       MOD,
DEC. 31, 2010 (CONTINUED)                           CL 4        CL 3         CL 3         CL 2         CL 4
 ASSETS
Investments, at fair value(1),(2)               $28,094,710   $4,064,387   $1,103,972  $65,592,651 $647,173,061
Dividends receivable                                     --           --           --           --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                          1,717       16,187           --       93,383       21,522
Receivable for share redemptions                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total assets                                     28,096,427    4,080,574    1,103,972   65,686,034  647,194,583
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   19,905        2,872          781       43,847      467,372
    Minimum death benefit guarantee risk charge          --           --           --           --           --
    Contract terminations                               254        7,508        5,554           --        3,913
Payable for investments purchased                        --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total liabilities                                    20,159       10,380        6,335       43,847      471,285
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $28,076,268   $4,070,194   $1,097,637  $65,642,187 $646,723,298
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,670,600      406,846       98,745    5,957,552   58,780,478
(2) Investments, at cost                        $26,610,358   $3,459,928   $  918,976  $61,570,642 $588,591,521
---------------------------------------------------------------------------------------------------------------


                                                   VP MOD      VP MOD       VP MOD       VP MOD      VP PTNRS
                                                   AGGR,        AGGR,      CONSERV,     CONSERV,    SM CAP VAL,
DEC. 31, 2010 (CONTINUED)                           CL 2        CL 4         CL 2         CL 4         CL 3
 ASSETS
Investments, at fair value(1),(2)               $68,963,935 $957,936,359  $14,125,616 $108,974,392  $16,769,902
Dividends receivable                                     --           --           --           --           --
Accounts receivable from RiverSource Life for
  contract purchase payments                         81,280       94,981        1,373        7,984        4,098
Receivable for share redemptions                         --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total assets                                     69,045,215  958,031,340   14,126,989  108,982,376   16,774,000
---------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                   45,956      696,723        9,949       77,452       12,494
    Minimum death benefit guarantee risk charge          --           --           --           --           --
    Contract terminations                                --       37,235       26,621       34,015          564
Payable for investments purchased                        --           --           --           --           --
---------------------------------------------------------------------------------------------------------------
Total liabilities                                    45,956      733,958       36,570      111,467       13,058
---------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period              $68,999,259 $957,297,382  $14,090,419 $108,870,909  $16,760,942
---------------------------------------------------------------------------------------------------------------
(1) Investment shares                             6,162,997   85,530,032    1,311,571   10,108,942    1,098,945
(2) Investments, at cost                        $63,705,127 $856,412,738  $13,496,366 $101,419,928  $13,251,419
---------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                                       WF ADV         WF ADV
                                                THIRD AVE     WANGER       WANGER   VT CORE EQ,      VT INDEX
DEC. 31, 2010 (CONTINUED)                          VAL         INTL         USA         CL 2    ASSET ALLOC, CL 2
 ASSETS
Investments, at fair value(1),(2)              $56,514,421 $106,871,491 $96,783,467 $17,015,796     $4,054,055
Dividends receivable                                    --           --          --          --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                           808           --          --          --            167
Receivable for share redemptions                    40,064       87,332      99,460      14,480          3,034
-----------------------------------------------------------------------------------------------------------------
Total assets                                    56,555,293  106,958,823  96,882,927  17,030,276      4,057,256
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                  39,033       76,108      70,283      12,058          3,034
    Minimum death benefit guarantee risk
          charge                                        --           --          --          --             --
    Contract terminations                            1,030       11,224      29,177       2,423             --
Payable for investments purchased                      808           --          --          --            167
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                   40,871       87,332      99,460      14,481          3,201
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period             $56,514,422 $106,871,491 $96,783,467 $17,015,795     $4,054,055
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                            3,821,124    2,955,517   2,858,342     862,433        345,909
(2) Investments, at cost                       $63,912,351 $ 81,408,197 $78,041,394 $14,399,703     $4,261,955
-----------------------------------------------------------------------------------------------------------------


                                                                           WF ADV      WF ADV         WF ADV
                                                                        VT INTL EQ,   VT OPP,       VT SM CAP
DEC. 31, 2010 (CONTINUED)                                                   CL 2        CL 2        GRO, CL 2
 ASSETS
Investments, at fair value(1),(2)                                       $30,862,289  $3,567,010    $13,036,267
Dividends receivable                                                             --          --             --
Accounts receivable from RiverSource Life for
  contract purchase payments                                                     --          --            465
Receivable for share redemptions                                             27,161       3,925         13,970
-----------------------------------------------------------------------------------------------------------------
Total assets                                                             30,889,450   3,570,935     13,050,702
-----------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life for:
    Mortality and expense risk fee                                           20,129       2,721          9,472
    Minimum death benefit guarantee risk
          charge                                                                 --          --             --
    Contract terminations                                                     7,032       1,204          4,497
Payable for investments purchased                                                --          --            465
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                            27,161       3,925         14,434
-----------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life
  contracts in accumulation period                                      $30,862,289  $3,567,010    $13,036,268
-----------------------------------------------------------------------------------------------------------------
(1) Investment shares                                                     5,376,705     193,649      1,619,412
(2) Investments, at cost                                                $23,763,404  $3,403,520    $11,438,963
-----------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    21

STATEMENTS OF OPERATIONS



                                                     AB VPS         AB VPS         AB VPS        AC VP         AC VP
                                                   GRO & INC,     INTL VAL,     LG CAP GRO,      INTL,         INTL,
YEAR ENDED DEC. 31, 2010                              CL B           CL B           CL B          CL I         CL II
 INVESTMENT INCOME
Dividend income                                     $      --    $  1,767,058      $  4,981    $  419,964   $  164,429
Variable account expenses                             126,982         640,998        15,384       147,851       68,205
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (126,982)      1,126,060       (10,403)      272,113       96,224
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             2,133,193      51,411,763       801,443     6,373,295    1,042,338
    Cost of investments sold                        2,976,283      62,476,500       783,866     6,140,713    1,096,522
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (843,090)    (11,064,737)       17,577       232,582      (54,184)
Distributions from capital gains                           --              --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                       2,584,244       5,817,428       150,227     1,471,446      855,124
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,741,154      (5,247,309)      167,804     1,704,028      800,940
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $1,614,172    $ (4,121,249)     $157,401    $1,976,141   $  897,164
----------------------------------------------------------------------------------------------------------------------


                                                     AC VP          AC VP         CALVERT         COL           CS
                                                      VAL,           VAL,          VP SRI      VP HI INC,    COMMODITY
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  CL I          CL II           BAL           CL 2        RETURN
 INVESTMENT INCOME
Dividend income                                   $ 1,269,345      $  391,463    $   97,432    $  472,007   $  834,046
Variable account expenses                             474,922         169,226        58,304        53,645       99,860
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       794,423         222,237        39,128       418,362      734,186
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            18,642,248       2,208,008     1,532,958     1,169,944    2,568,739
    Cost of investments sold                       23,520,465       2,886,995     1,687,417     1,118,399    3,438,668
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (4,878,217)       (678,987)     (154,459)       51,545     (869,929)
Distributions from capital gains                           --              --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                      10,887,688       2,634,435       840,728       157,675    2,019,429
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      6,009,471       1,955,448       686,269       209,220    1,149,500
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $ 6,803,894      $2,177,685    $  725,397    $  627,582   $1,883,686
----------------------------------------------------------------------------------------------------------------------


                                                       CS           EV VT         FID VIP       FID VIP       FID VIP
                                                    U.S. EQ     FLOATING-RATE   CONTRAFUND,    GRO & INC,   GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 FLEX I          INC         SERV CL 2      SERV CL      SERV CL 2
 INVESTMENT INCOME
Dividend income                                    $   14,292     $ 1,252,798   $   662,195   $   302,949    $ 107,486
Variable account expenses                              69,562         260,430       612,821       440,635      204,208
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (55,270)        992,368        49,374      (137,686)     (96,722)
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                             5,600,526      51,853,557    38,378,018    17,984,885    2,830,236
    Cost of investments sold                        6,797,853      47,972,101    41,730,320    20,449,932    3,372,123
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments   (1,197,327)      3,881,456    (3,352,302)   (2,465,047)    (541,887)
Distributions from capital gains                           --              --        29,590            --           --
Net change in unrealized appreciation or
  depreciation of investments                       2,479,273      (1,872,323)   12,542,715     9,156,057    3,607,069
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      1,281,946       2,009,133     9,220,003     6,691,010    3,065,182
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $1,226,676     $ 3,001,501   $ 9,269,377   $ 6,553,324   $2,968,460
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                              FID VIP        FID VIP         FID VIP         FID VIP        FTVIPT FRANK
                                             MID CAP,        MID CAP,       OVERSEAS,       OVERSEAS,     GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2010 (CONTINUED)          SERV CL       SERV CL 2        SERV CL        SERV CL 2           CL 2
 INVESTMENT INCOME
Dividend income                             $   358,286    $    81,476     $   317,054     $  153,171        $ 1,287,567
Variable account expenses                     1,243,378        672,749         214,699        116,974            390,734
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (885,092)      (591,273)        102,355         36,197            896,833
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      67,580,748     30,233,018       9,207,150      1,990,599          9,100,743
    Cost of investments sold                 61,241,651     32,519,462      10,566,109      2,419,405         15,851,311
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 6,339,097     (2,286,444)     (1,358,959)      (428,806)        (6,750,568)
Distributions from capital gains                491,585        258,231          46,626         25,387                 --
Net change in unrealized appreciation or
  depreciation of investments                29,506,735     19,627,170       3,961,606      1,868,720         14,120,129
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               36,337,417     17,598,957       2,649,273      1,465,301          7,369,561
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $35,452,325    $17,007,684     $ 2,751,628     $1,501,498        $ 8,266,394
--------------------------------------------------------------------------------------------------------------------------


                                           FTVIPT FRANK       FTVIPT         GS VIT          GS VIT            GS VIT
                                            SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP     STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)           CL 2         SEC, CL 2         INST          EQ, INST          EQ, INST
 INVESTMENT INCOME
Dividend income                              $  263,407     $  292,859     $   634,829     $   27,873        $   491,167
Variable account expenses                       300,390        162,611         916,334         43,944            294,532
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (36,983)       130,248        (281,505)       (16,071)           196,635
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       8,005,612      2,544,587      57,077,961      1,802,859          9,087,023
    Cost of investments sold                  8,282,640      2,894,244      65,430,761      2,120,080         11,108,662
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (277,028)      (349,657)     (8,352,800)      (317,221)        (2,021,639)
Distributions from capital gains                     --             --              --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                 8,850,280      2,052,956      30,359,986      1,660,210          5,658,411
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                8,573,252      1,703,299      22,007,186      1,342,989          3,636,772
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $8,536,269     $1,833,547     $21,725,681     $1,326,918        $ 3,833,407
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO        INVESCO         INVESCO         INVESCO           INVESCO
                                           VI CAP APPR,    VI CAP APPR,    VI CAP DEV,     VI CAP DEV,       VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           SER I          SER II          SER I          SER II             SER I
 INVESTMENT INCOME
Dividend income                              $   81,105     $   38,377      $       --      $      --        $ 1,358,455
Variable account expenses                        92,368         66,385          56,847         29,138          1,154,164
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 (11,263)       (28,008)        (56,847)       (29,138)           204,291
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       3,769,097      1,123,920       2,826,250        638,976         46,688,562
    Cost of investments sold                  4,254,075      1,263,999       3,079,865        773,755         44,268,637
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (484,978)      (140,079)       (253,615)      (134,779)         2,419,925
Distributions from capital gains                     --             --              --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                 1,979,396      1,175,140       1,395,568        689,721          8,839,163
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                1,494,418      1,035,061       1,141,953        554,942         11,259,088
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $1,483,155     $1,007,053      $1,085,106      $ 525,804        $11,463,379
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    23

STATEMENTS OF OPERATIONS



                                                INVESCO        INVESCO        INVESCO         INVESCO      INVESCO VANK
                                                VI DYN,     VI FIN SERV,    VI INTL GRO,     VI TECH,      VI COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             SER I          SER I          SER II          SER I          SER II
 INVESTMENT INCOME
Dividend income                                  $     --     $    3,650     $   301,935      $      --     $    62,889
Variable account expenses                           6,574         31,841         424,630         34,509         168,799
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (6,574)       (28,191)       (122,695)       (34,509)       (105,910)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           162,657      1,491,640      96,277,909      1,005,472      45,549,858
    Cost of investments sold                      154,490      1,787,497      93,986,062        858,162      48,025,960
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       8,167       (295,857)      2,291,847        147,310      (2,476,102)
Distributions from capital gains                       --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     150,631        619,044      (7,711,699)       677,462       3,120,651
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    158,798        323,187      (5,419,852)       824,772         644,549
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $152,224     $  294,996    $ (5,542,547)    $  790,263     $   538,639
------------------------------------------------------------------------------------------------------------------------


                                              JANUS ASPEN    JANUS ASPEN    JANUS ASPEN     JANUS ASPEN         MFS
                                              ENTERPRISE,      GLOBAL          JANUS,        OVERSEAS,    INV GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV       TECH, SERV         SERV           SERV           SERV CL
 INVESTMENT INCOME
Dividend income                                $       --     $       --    $     33,908    $   550,917    $    455,438
Variable account expenses                          80,683         93,685         409,242        870,186         623,954
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (80,683)       (93,685)       (375,334)      (319,269)       (168,516)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         4,971,331      4,154,269     111,860,135     25,343,456     140,268,240
    Cost of investments sold                    4,567,384      3,792,176     114,076,891     19,895,772     120,993,559
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     403,947        362,093      (2,216,756)     5,447,684      19,274,681
Distributions from capital gains                       --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                   1,822,928      2,116,635       1,143,238     17,027,825     (19,660,303)
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,226,875      2,478,728      (1,073,518)    22,475,509        (385,622)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $2,146,192     $2,385,043   $  (1,448,852)   $22,156,240    $   (554,138)
------------------------------------------------------------------------------------------------------------------------


                                                  MFS            MFS           MS UIF         MS UIF           OPPEN
                                                NEW DIS,     UTILITIES,     GLOBAL REAL    MID CAP GRO,     GLOBAL SEC
YEAR ENDED DEC. 31, 2010 (CONTINUED)            SERV CL        SERV CL       EST, CL II        CL II         VA, SERV
 INVESTMENT INCOME
Dividend income                                $       --    $   533,068     $   750,426     $       --       $  60,644
Variable account expenses                         162,944        154,098         118,018         44,611          46,424
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (162,944)       378,970         632,408        (44,611)         14,220
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         5,050,390      3,254,115      20,241,131        846,991       1,005,558
    Cost of investments sold                    4,711,831      3,686,018      20,605,664        852,515       1,062,300
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     338,559       (431,903)       (364,533)        (5,524)        (56,742)
Distributions from capital gains                       --             --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                   5,710,565      2,210,874         952,157      1,567,627         831,096
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  6,049,124      1,778,971         587,624      1,562,103         774,354
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $5,886,180     $2,157,941     $ 1,220,032     $1,517,492      $  788,574
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS



                                               OPPEN GLOBAL     OPPEN MAIN ST       PIMCO            PUT VT          PUT VT
                                            STRATEGIC INC VA,  SM MID CAP VA,  VIT ALL ASSET,  GLOBAL HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               SRV              SERV         ADVISOR CL          CL IB            CL IB
 INVESTMENT INCOME
Dividend income                                $ 13,514,048       $   24,506     $ 2,598,243         $ 68,557       $  820,127
Variable account expenses                           834,504           50,561         412,209           31,008           88,891
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  12,679,544          (26,055)      2,186,034           37,549          731,236
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         122,009,145        1,545,126      84,906,255          945,231        4,006,028
    Cost of investments sold                    126,467,684        1,523,862      85,442,143          951,556        4,237,493
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,458,539)          21,264        (535,888)          (6,325)        (231,465)
Distributions from capital gains                         --               --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                     2,492,356        1,172,507       3,470,899            8,100          842,150
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (1,966,183)       1,193,771       2,935,011            1,775          610,685
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 10,713,361       $1,167,716     $ 5,121,045         $ 39,324       $1,341,921
------------------------------------------------------------------------------------------------------------------------------


                                                  PUT VT           PUT VT          PUT VT            ROYCE            DISC
                                                 INTL EQ,      MULTI-CAP GRO,  MULTI-CAP GRO,      MICRO-CAP,     ASSET ALLOC,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL IB             CL IA         CL IB(1)         INVEST CL          AGGR
 INVESTMENT INCOME
Dividend income                                   $  91,559     $    518,850       $      --      $ 1,219,042        $      --
Variable account expenses                            22,511          700,037          14,528          553,743           50,060
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      69,048         (181,187)        (14,528)         665,299          (50,060)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             477,638       29,646,329       1,290,356       20,223,381        7,084,153
    Cost of investments sold                        653,241       40,184,211       1,200,311       18,669,573        6,927,499
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (175,603)     (10,537,882)         90,045        1,553,808          156,654
Distributions from capital gains                         --               --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                       322,137       26,030,827         732,699       15,084,178          554,212
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      146,534       15,492,945         822,744       16,637,986          710,866
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $ 215,582     $ 15,311,758      $  808,216      $17,303,285       $  660,806
------------------------------------------------------------------------------------------------------------------------------

(1) For the period Sept. 24, 2010 (commencement of operations) to Dec. 31, 2010.


                                                   DISC             DISC            DISC              DISC             COL
                                               ASSET ALLOC,     ASSET ALLOC,    ASSET ALLOC,      ASSET ALLOC,       VP BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CONSERV             MOD          MOD AGGR        MOD CONSERV         CL 3
 INVESTMENT INCOME
Dividend income                                  $       --       $       --      $       --        $      --     $         --
Variable account expenses                            28,478          126,568         128,944           47,970        1,389,521
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (28,478)        (126,568)       (128,944)         (47,970)      (1,389,521)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           4,035,646       17,976,118      18,685,955        6,901,065      221,750,502
    Cost of investments sold                      3,927,841       17,708,893      18,355,229        6,714,409      225,948,683
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       107,805          267,225         330,726          186,656       (4,198,181)
Distributions from capital gains                         --               --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                       180,162        1,260,981       1,298,650          310,927       23,079,855
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      287,967        1,528,206       1,629,376          497,583       18,881,674
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  259,489      $ 1,401,638     $ 1,500,432        $ 449,613     $ 17,492,153
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    25

STATEMENTS OF OPERATIONS



                                                COL VP              COL VP          COL VP          COL VP           COL VP
                                              CASH MGMT,          DIV BOND,       DIV EQ INC,       DYN EQ,       GLOBAL BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 3                CL 3            CL 3            CL 3             CL 3
 INVESTMENT INCOME
Dividend income                              $      8,108        $  9,323,155    $         --    $         --     $  2,704,353
Variable account expenses                         705,140           2,128,358       2,323,634       2,135,099          609,602
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (697,032)          7,194,797      (2,323,634)     (2,135,099)       2,094,751
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       123,140,992         652,559,980     593,883,703     370,214,067      189,369,755
    Cost of investments sold                  123,126,541         635,426,635     617,853,283     382,814,496      188,059,243
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      14,451          17,133,345     (23,969,580)    (12,600,429)       1,310,512
Distributions from capital gains                       --                  --              --              --               --
Net change in unrealized appreciation
  or depreciation of investments                  (14,452)         (5,113,906)     57,318,947      52,676,871       (2,065,950)
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         (1)         12,019,439      33,349,367      40,076,442         (755,438)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $   (697,033)       $ 19,214,236    $ 31,025,733    $ 37,941,343     $  1,339,313
------------------------------------------------------------------------------------------------------------------------------


                                            COL VP GLOBAL           COL VP          COL VP      COL VP MID CAP       COL VP
                                         INFLATION PROT SEC,    HI YIELD BOND,     INC OPP,        GRO OPP,       MID CAP VAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 3                CL 3            CL 3            CL 3          OPP, CL 3
 INVESTMENT INCOME
Dividend income                              $    417,828         $ 5,760,516    $  1,682,385      $       --       $       --
Variable account expenses                         488,970             550,245         397,711         126,361           85,904
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (71,142)          5,210,271       1,284,674        (126,361)         (85,904)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       253,912,207          75,893,314     188,816,252      18,009,153       14,191,932
    Cost of investments sold                  254,981,210          75,111,325     176,314,631      17,595,223       14,492,135
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (1,069,003)            781,989      12,501,621         413,930         (300,203)
Distributions from capital gains                   33,369                  --              --              --               --
Net change in unrealized appreciation
  or depreciation of investments                3,515,057           1,719,398      (9,835,539)      3,014,685        2,319,094
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  2,479,423           2,501,387       2,666,082       3,428,615        2,018,891
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $  2,408,281         $ 7,711,658    $  3,950,756     $ 3,302,254      $ 1,932,987
------------------------------------------------------------------------------------------------------------------------------


                                                COL VP              COL VP          COL VP       COL VP SELECT   COL VP SELECT
                                               S&P 500,        SHORT DURATION,    LG CAP GRO,     LG CAP VAL,     SM CAP VAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 3                CL 3            CL 3            CL 3             CL 3
 INVESTMENT INCOME
Dividend income                                $       --         $   432,386      $       --       $      --       $       --
Variable account expenses                         331,819             430,935         366,124          22,520          126,920
------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (331,819)              1,451        (366,124)        (22,520)        (126,920)
------------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        50,117,900          92,493,891      59,735,533       2,579,033       21,478,451
    Cost of investments sold                   49,946,688          92,120,064      60,430,928       2,487,377       22,144,413
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     171,212             373,827        (695,395)         91,656         (665,962)
Distributions from capital gains                       --                  --              --              --               --
Net change in unrealized appreciation
  or depreciation of investments                5,239,388             760,650       7,419,594         456,900        4,217,356
------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  5,410,600           1,134,477       6,724,199         548,556        3,551,394
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $ 5,078,781         $ 1,135,928     $ 6,358,075      $  526,036      $ 3,424,474
------------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 26    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS




                                                 COL VP          COL VP           VP             VP             VP
                                             EMER MKTS OPP,     INTL OPP,        AGGR,          AGGR,        CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)            CL 3            CL 3          CL 2(1)        CL 4(1)        CL 2(1)
 INVESTMENT INCOME
Dividend income                               $  1,086,884    $  1,545,721    $       --      $       --      $      --
Variable account expenses                          616,178         913,701        63,977       1,303,054         12,835
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    470,706         632,020       (63,977)     (1,303,054)       (12,835)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        128,736,075     122,856,527       222,961      16,390,322        640,347
    Cost of investments sold                   127,407,409     117,900,861       215,651      15,977,973        621,151
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    1,328,666       4,955,666         7,310         412,349         19,196
Distributions from capital gains                        --              --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    6,452,522       7,302,269     2,268,754      30,933,414        132,019
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   7,781,188      12,257,935     2,276,064      31,345,763        151,215
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $  8,251,894    $ 12,889,955    $2,212,087     $30,042,709       $138,380
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                   VP           VP DAVIS         VP GS           VP             VP
                                                CONSERV,       NY VENTURE,   MID CAP VAL,       MOD,           MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 4(1)          CL 3           CL 3          CL 2(1)        CL 4(1)
 INVESTMENT INCOME
Dividend income                                  $      --    $         --     $      --       $      --     $       --
Variable account expenses                          155,948         419,963         6,782         168,995      3,395,328
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (155,948)       (419,963)       (6,782)       (168,995)    (3,395,328)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          7,943,705     251,852,170       836,746         426,685     39,971,661
    Cost of investments sold                     7,723,393     245,035,594       815,937         407,621     38,484,193
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      220,312       6,816,576        20,809          19,064      1,487,468
Distributions from capital gains                        --              --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    1,484,352      (8,438,915)      160,073       4,022,009     58,581,540
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,704,664      (1,622,339)      180,882       4,041,073     60,069,008
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,548,716    $ (2,042,302)     $174,100      $3,872,078    $56,673,680
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.


                                                   VP              VP             VP             VP          VP PTNRS
                                                MOD AGGR,       MOD AGGR,    MOD CONSERV,   MOD CONSERV,    SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)           CL 2(1)         CL 4(1)        CL 2(1)        CL 4(1)         CL 3
 INVESTMENT INCOME
Dividend income                                  $      --      $       --       $    --      $       --   $         --
Variable account expenses                          173,316       4,949,700        38,562         562,176        386,535
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   (173,316)     (4,949,700)      (38,562)       (562,176)      (386,535)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          1,423,875      48,859,984       631,248      11,340,740    178,588,400
    Cost of investments sold                     1,383,393      47,662,760       610,756      10,961,237    171,648,824
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       40,482       1,197,224        20,492         379,503      6,939,576
Distributions from capital gains                        --              --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                    5,258,808     101,523,621       629,250       7,554,464        944,432
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   5,299,290     102,720,845       649,742       7,933,967      7,884,008
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $5,125,974     $97,771,145      $611,180     $ 7,371,791   $  7,497,473
-----------------------------------------------------------------------------------------------------------------------

(1) For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.





See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    27

STATEMENTS OF OPERATIONS



                                                   THIRD                                     WF ADV     WF ADV VT INDEX
                                                    AVE          WANGER        WANGER     VT CORE EQ,     ASSET ALLOC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                VAL           INTL          USA           CL 2            CL 2
 INVESTMENT INCOME
Dividend income                                 $ 2,133,089   $ 2,406,500   $        --    $   66,603       $  67,085
Variable account expenses                           459,553       954,537       855,999       126,188          34,079
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   1,673,536     1,451,963      (855,999)      (59,585)         33,006
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                          18,270,096    60,447,570    49,512,322     2,916,009         731,510
    Cost of investments sold                     23,790,599    54,825,676    47,587,939     2,804,131         850,321
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (5,520,503)    5,621,894     1,924,383       111,878        (118,811)
Distributions from capital gains                         --            --            --            --              --
Net change in unrealized appreciation or
  depreciation of investments                    10,456,384    13,050,910    17,481,162     2,070,293         521,922
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    4,935,881    18,672,804    19,405,545     2,182,171         403,111
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 6,609,417   $20,124,767   $18,549,546    $2,122,586       $ 436,117
-----------------------------------------------------------------------------------------------------------------------


                                                                               WF ADV        WF ADV        WF ADV VT
                                                                            VT INTL EQ,     VT OPP,       SM CAP GRO,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                            CL 2          CL 2            CL 2
 INVESTMENT INCOME
Dividend income                                                             $   219,805      $ 23,273      $       --
Variable account expenses                                                       236,289        27,484          96,544
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                 (16,484)       (4,211)        (96,544)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                                      11,805,588       571,548       1,865,243
    Cost of investments sold                                                  9,556,459       630,027       1,915,095
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                                 2,249,129       (58,479)        (49,852)
Distributions from capital gains                                              1,023,600            --              --
Net change in unrealized appreciation or
  depreciation of investments                                                 1,078,282       713,183       2,774,093
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                4,351,011       654,704       2,724,241
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                 $ 4,334,527      $650,493      $2,627,697
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      AB VPS        AB VPS         AB VPS        AC VP         AC VP
                                                    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         INTL,
YEAR ENDED DEC. 31, 2010                               CL B          CL B           CL B          CL I         CL II
 OPERATIONS
Investment income (loss) -- net                    $  (126,982)  $  1,126,060    $  (10,403)  $   272,113   $   96,224
Net realized gain (loss) on sales of investments      (843,090)   (11,064,737)       17,577       232,582      (54,184)
Distributions from capital gains                            --             --            --            --           --
Net change in unrealized appreciation or
  depreciation of investments                        2,584,244      5,817,428       150,227     1,471,446      855,124
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,614,172     (4,121,249)      157,401     1,976,141      897,164
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,147,285      9,871,873       126,995     1,074,340      968,152
Net transfers(1)                                    (1,682,598)   (47,066,901)       61,647    (2,231,527)    (857,396)
Transfers for policy loans                            (107,725)      (720,547)      (16,008)     (100,867)     (44,241)
Policy charges                                        (585,121)    (2,817,404)      (60,081)     (600,676)    (326,005)
Contract terminations:
    Surrender benefits                                (749,511)    (4,079,077)      (65,196)   (1,551,179)    (234,373)
    Death benefits                                          --        (15,670)           --          (309)        (121)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (977,670)   (44,827,726)       47,357    (3,410,218)    (493,984)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     14,488,061    107,297,138     1,793,296    19,252,021    7,855,333
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $15,124,563   $ 58,348,163    $1,998,054   $17,817,944   $8,258,513
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              14,660,555     73,279,236     2,052,572    22,682,550    5,903,753
Contract purchase payments                           2,138,087      7,023,301       150,841     1,233,318      730,945
Net transfers(1)                                    (1,704,324)   (36,419,270)      (82,949)   (4,026,843)    (646,097)
Transfers for policy loans                            (108,578)      (514,576)      (19,399)     (101,771)     (32,786)
Policy charges                                        (584,681)    (2,004,190)      (68,585)     (689,651)    (245,762)
Contract terminations:
    Surrender benefits                                (744,150)    (2,882,714)      (74,849)   (1,640,788)    (174,426)
    Death benefits                                          --        (11,379)           --          (350)         (96)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,656,909     38,470,408     1,957,631    17,456,465    5,535,531
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                        AC VP         AC VP        CALVERT      COL VP          CS
                                                         VAL,          VAL,          VP         HI INC,     COMMODITY
YEAR ENDED DEC. 31, 2010 (CONTINUED)                     CL I         CL II        SRI BAL       CL 2         RETURN
 OPERATIONS
Investment income (loss) -- net                      $   794,423   $   222,237   $   39,128   $  418,362   $   734,186
Net realized gain (loss) on sales of investments      (4,878,217)     (678,987)    (154,459)      51,545      (869,929)
Distributions from capital gains                              --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                         10,887,688     2,634,435      840,728      157,675     2,019,429
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      6,803,894     2,177,685      725,397      627,582     1,883,686
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3,799,197     2,684,398      715,667      555,840       935,359
Net transfers(1)                                      (5,729,673)   (1,300,345)    (530,382)     729,400       966,886
Transfers for policy loans                              (459,701)     (170,384)     (34,177)     (72,021)     (150,950)
Policy charges                                        (2,462,371)     (774,859)    (264,171)    (196,694)     (331,356)
Contract terminations:
    Surrender benefits                                (4,647,374)     (880,166)    (271,892)    (329,288)     (585,705)
    Death benefits                                       (31,372)         (538)          --         (920)           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (9,531,294)     (441,894)    (384,955)     686,317       834,234
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       61,999,817    18,655,198    6,786,209    5,534,478    11,392,421
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $59,272,417   $20,390,989   $7,126,651   $6,848,377   $14,110,341
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                43,603,700    15,237,366    6,956,867    4,800,458    12,827,354
Contract purchase payments                             2,628,478     2,151,865      705,762      456,231     1,082,116
Net transfers(1)                                      (3,291,751)   (1,060,499)    (679,579)     528,159       502,511
Transfers for policy loans                              (320,035)     (134,950)     (34,922)     (58,744)     (165,441)
Policy charges                                        (1,715,155)     (622,546)    (261,441)    (161,161)     (378,747)
Contract terminations:
    Surrender benefits                                (3,236,464)     (703,172)    (258,101)    (266,062)     (657,404)
    Death benefits                                       (21,484)         (421)          --         (791)           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      37,647,289    14,867,643    6,428,586    5,298,090    13,210,389
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 30    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                       CS           EV VT          FID VIP        FID VIP       FID VIP
                                                    U.S. EQ     FLOATING-RATE    CONTRAFUND,    GRO & INC,     GRO & INC,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 FLEX I          INC          SERV CL 2       SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (55,270)   $    992,368   $     49,374   $   (137,686)  $   (96,722)
Net realized gain (loss) on sales of investments   (1,197,327)      3,881,456     (3,352,302)    (2,465,047)     (541,887)
Distributions from capital gains                           --              --         29,590             --            --
Net change in unrealized appreciation or
  depreciation of investments                       2,479,273      (1,872,323)    12,542,715      9,156,057     3,607,069
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,226,676       3,001,501      9,269,377      6,553,324     2,968,460
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            786,148       3,098,203      6,778,788      3,725,784     3,390,016
Net transfers(1)                                   (1,152,844)    (38,934,920)   (26,819,487)    (7,587,701)   (2,678,428)
Transfers for policy loans                            (79,532)       (380,320)      (771,182)      (250,179)     (202,131)
Policy charges                                       (449,989)     (1,033,374)    (2,187,980)    (2,214,092)     (999,818)
Contract terminations:
    Surrender benefits                               (830,221)     (1,562,559)    (3,202,623)    (4,518,208)   (1,118,738)
    Death benefits                                       (485)        (23,204)        (5,827)       (18,286)         (281)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,726,923)    (38,836,174)   (26,208,311)   (10,862,682)   (1,609,380)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    10,326,352      53,480,440     86,835,987     56,897,627    23,269,058
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 9,826,105    $ 17,645,767   $ 69,897,053   $ 52,588,269   $24,628,138
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             10,068,215      52,241,598    103,401,103     61,093,095    21,359,738
Contract purchase payments                            694,524       2,931,071      7,843,563      3,854,783     3,066,153
Net transfers(1)                                   (2,288,476)    (36,932,235)   (36,052,210)   (10,448,895)   (2,417,687)
Transfers for policy loans                            (72,010)       (347,207)      (872,801)      (248,605)     (180,012)
Policy charges                                       (396,812)       (966,004)    (2,492,628)    (2,290,108)     (904,096)
Contract terminations:
    Surrender benefits                               (734,303)     (1,435,211)    (3,532,233)    (4,417,572)   (1,009,190)
    Death benefits                                       (449)        (22,225)        (6,939)       (20,053)         (276)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    7,270,689      15,469,787     68,287,855     47,522,645    19,914,630
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                     FID VIP        FID VIP       FID VIP       FID VIP     FTVIPT FRANK
                                                    MID CAP,       MID CAP,      OVERSEAS,     OVERSEAS,     GLOBAL REAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SERV CL       SERV CL 2      SERV CL      SERV CL 2      EST, CL 2
 OPERATIONS
Investment income (loss) -- net                   $   (885,092)  $   (591,273)  $   102,355   $    36,197    $   896,833
Net realized gain (loss) on sales of investments     6,339,097     (2,286,444)   (1,358,959)     (428,806)    (6,750,568)
Distributions from capital gains                       491,585        258,231        46,626        25,387             --
Net change in unrealized appreciation or
  depreciation of investments                       29,506,735     19,627,170     3,961,606     1,868,720     14,120,129
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   35,452,325     17,007,684     2,751,628     1,501,498      8,266,394
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           7,837,240     10,133,005     1,669,411     1,883,254      5,265,807
Net transfers(1)                                   (33,651,323)   (29,847,615)   (3,585,761)   (1,662,882)    (4,847,908)
Transfers for policy loans                          (1,183,281)      (931,637)     (197,735)     (207,225)      (357,408)
Policy charges                                      (5,236,586)    (2,795,222)     (956,884)     (524,278)    (1,990,220)
Contract terminations:
    Surrender benefits                             (11,578,169)    (2,913,818)   (2,043,837)     (633,047)    (2,783,311)
    Death benefits                                     (47,215)       (14,977)         (493)       (1,347)        (8,700)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (43,859,334)   (26,370,264)   (5,115,299)   (1,145,525)    (4,721,740)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    158,794,653     84,273,744    28,364,154    13,877,009     44,680,705
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $150,387,644   $ 74,911,164   $26,000,483   $14,232,982    $48,225,359
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              76,756,274     47,236,051    28,806,322    10,267,679     28,728,830
Contract purchase payments                           3,557,803      5,239,648     1,689,758     1,417,785      3,202,484
Net transfers(1)                                   (11,096,355)   (16,103,136)   (4,957,038)   (1,243,369)    (2,672,112)
Transfers for policy loans                            (549,039)      (474,282)     (198,751)     (159,586)      (209,783)
Policy charges                                      (2,392,575)    (1,441,700)     (966,349)     (394,254)    (1,211,635)
Contract terminations:
    Surrender benefits                              (5,401,825)    (1,495,302)   (2,002,154)     (469,245)    (1,692,139)
    Death benefits                                     (20,062)        (8,205)         (580)         (990)        (5,714)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    60,854,221     32,953,074    22,371,208     9,418,020     26,139,931
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 32    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2010 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $   (36,983)   $   130,248    $   (281,505)    $  (16,071)     $   196,635
Net realized gain (loss) on sales of
  investments                                    (277,028)      (349,657)     (8,352,800)      (317,221)      (2,021,639)
Distributions from capital gains                       --             --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   8,850,280      2,052,956      30,359,986      1,660,210        5,658,411
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     8,536,269      1,833,547      21,725,681      1,326,918        3,833,407
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      3,295,745      2,349,273      10,100,320        385,892        3,493,375
Net transfers(1)                               (3,956,975)      (490,774)    (43,886,213)      (608,405)      (4,860,778)
Transfers for policy loans                       (284,760)      (197,096)     (1,128,999)       (40,102)        (207,414)
Policy charges                                 (1,372,070)      (702,676)     (4,204,195)      (203,739)      (1,434,326)
Contract terminations:
    Surrender benefits                         (2,208,231)      (899,555)     (7,063,303)      (386,053)      (2,288,132)
    Death benefits                                   (739)        (1,402)        (41,989)        (2,398)          (9,137)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,527,030)        57,770     (46,224,379)      (854,805)      (5,306,412)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                34,434,715     17,966,415     126,835,271      5,122,628       36,440,536
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $38,443,954    $19,857,732    $102,336,573     $5,594,741      $34,967,531
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         18,332,666     15,241,974      59,940,053      4,291,276       46,493,615
Contract purchase payments                      1,631,846      1,947,323       4,499,411        294,549        4,341,960
Net transfers(1)                               (1,523,312)      (505,166)    (17,760,691)      (570,538)      (7,808,342)
Transfers for policy loans                       (143,615)      (161,748)       (508,360)       (28,930)        (261,109)
Policy charges                                   (689,913)      (580,761)     (1,904,002)      (154,682)      (1,757,709)
Contract terminations:
    Surrender benefits                         (1,120,865)      (733,431)     (3,281,156)      (290,034)      (2,703,077)
    Death benefits                                   (377)        (1,186)        (18,014)        (2,034)         (11,430)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               16,486,430     15,207,005      40,967,241      3,539,607       38,293,908
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO        INVESCO       INVESCO       INVESCO        INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,    VI CORE EQ,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (11,263)   $   (28,008)  $   (56,847)   $  (29,138)  $    204,291
Net realized gain (loss) on sales of
  investments                                        (484,978)      (140,079)     (253,615)     (134,779)     2,419,925
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       1,979,396      1,175,140     1,395,568       689,721      8,839,163
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,483,155      1,007,053     1,085,106       525,804     11,463,379
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            833,513      1,194,141       475,719       460,478      9,954,167
Net transfers(1)                                   (1,363,360)    (1,106,445)   (1,017,707)     (507,098)   (12,888,120)
Transfers for policy loans                            (53,822)       (75,485)     (134,547)      (68,786)    (1,014,820)
Policy charges                                       (457,152)      (337,946)     (315,043)     (141,489)    (9,058,446)
Contract terminations:
    Surrender benefits                               (775,068)      (311,614)     (616,113)     (177,619)   (13,027,312)
    Death benefits                                         --           (504)           --            --       (140,290)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,815,889)      (637,853)   (1,607,691)     (434,514)   (26,174,821)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    11,765,088      7,674,624     7,408,234     3,380,172    156,013,482
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $11,432,354    $ 8,043,824   $ 6,885,649    $3,471,462   $141,302,040
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             19,454,189      8,196,104     6,539,103     2,879,293     92,896,781
Contract purchase payments                          1,324,393      1,261,849       401,066       381,672      6,038,471
Net transfers(1)                                   (3,779,279)    (1,167,395)   (1,116,491)     (426,081)    (4,540,611)
Transfers for policy loans                            (96,674)       (81,462)     (107,443)      (56,964)      (625,734)
Policy charges                                       (710,585)      (356,493)     (263,336)     (117,148)    (5,482,219)
Contract terminations:
    Surrender benefits                             (1,126,908)      (328,047)     (508,076)     (142,225)    (7,918,642)
    Death benefits                                         --           (554)           --            --        (81,298)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,065,136      7,524,002     4,944,823     2,518,547     80,286,748
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 34    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO      INVESCO        INVESCO        INVESCO    INVESCO VANK
                                                    VI DYN,   VI FIN SERV,    VI INTL GRO,    VI TECH,    VI COMSTOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                 SER I        SER I          SER II         SER I        SER II
 OPERATIONS
Investment income (loss) -- net                    $ (6,574)   $   (28,191)  $    (122,695)  $  (34,509)  $   (105,910)
Net realized gain (loss) on sales of investments      8,167       (295,857)      2,291,847      147,310     (2,476,102)
Distributions from capital gains                         --             --              --           --             --
Net change in unrealized appreciation or
  depreciation of investments                       150,631        619,044      (7,711,699)     677,462      3,120,651
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   152,224        294,996      (5,542,547)     790,263        538,639
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          100,463        399,498       6,068,757      471,612      2,544,986
Net transfers(1)                                    (25,040)      (531,287)    (87,239,269)     438,200    (41,855,464)
Transfers for policy loans                          (18,122)       (64,028)       (360,016)    (145,130)       (95,202)
Policy charges                                      (34,317)      (138,654)     (1,653,191)    (146,326)      (652,751)
Contract terminations:
    Surrender benefits                              (28,764)      (163,070)     (2,574,222)    (141,101)      (861,741)
    Death benefits                                       --             --         (24,471)          --         (5,482)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (5,780)      (497,541)    (85,782,412)     477,255    (40,925,654)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     669,699      3,787,253     109,055,049    3,444,042     45,309,456
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $816,143    $ 3,584,708   $  17,730,090   $4,711,560   $  4,922,441
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              546,203      6,755,701     131,263,561    3,266,360     60,210,817
Contract purchase payments                           78,682        685,309       7,331,584      441,335      3,303,880
Net transfers(1)                                    (19,306)    (1,138,725)   (115,699,869)     294,169    (56,103,827)
Transfers for policy loans                          (14,231)      (124,672)       (437,938)    (133,661)      (127,794)
Policy charges                                      (26,562)      (238,411)     (1,963,304)    (135,675)      (833,457)
Contract terminations:
    Surrender benefits                              (22,316)      (279,436)     (3,007,688)    (130,450)    (1,077,828)
    Death benefits                                       --             --         (29,836)          --         (7,281)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    542,470      5,659,766      17,456,510    3,602,078      5,364,510
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS



                                              JANUS ASPEN   JANUS ASPEN    JANUS ASPEN     JANUS ASPEN         MFS
                                              ENTERPRISE,      GLOBAL         JANUS,        OVERSEAS,    INV GRO STOCK,
YEAR ENDED DEC. 31, 2010 (CONTINUED)              SERV       TECH, SERV        SERV           SERV           SERV CL
 OPERATIONS
Investment income (loss) -- net               $   (80,683)  $   (93,685)  $    (375,334)  $   (319,269)   $    (168,516)
Net realized gain (loss) on sales of
  investments                                     403,947       362,093      (2,216,756)     5,447,684       19,274,681
Distributions from capital gains                       --            --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   1,822,928     2,116,635       1,143,238     17,027,825      (19,660,303)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     2,146,192     2,385,043      (1,448,852)    22,156,240         (554,138)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        563,688       942,952       6,276,436      6,669,234        8,759,094
Net transfers(1)                               (1,169,588)     (192,541)   (104,776,327)    (7,728,037)    (129,100,793)
Transfers for policy loans                       (174,034)     (129,649)       (379,586)    (1,320,604)        (588,463)
Policy charges                                   (429,382)     (427,310)     (1,541,237)    (3,171,808)      (2,520,832)
Contract terminations:
    Surrender benefits                           (710,244)     (668,941)     (2,120,033)    (6,053,075)      (4,359,610)
    Death benefits                                 (7,648)       (4,765)        (13,654)       (30,420)         (24,487)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,927,208)     (480,254)   (102,554,401)   (11,634,710)    (127,835,091)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                10,228,760    10,742,576     113,948,481    100,207,525      155,670,530
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $10,447,744   $12,647,365   $   9,945,228   $110,729,055    $  27,281,301
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         16,060,792    22,230,599     134,460,615     66,841,103      226,867,261
Contract purchase payments                        797,789     1,827,256       7,364,591      4,113,038       12,700,622
Net transfers(1)                               (4,346,987)   (3,712,530)   (127,269,818)    (6,585,532)    (195,695,401)
Transfers for policy loans                       (247,642)     (280,774)       (447,498)      (786,714)        (849,320)
Policy charges                                   (586,746)     (797,379)     (1,787,670)    (1,931,240)      (3,607,034)
Contract terminations:
    Surrender benefits                           (966,333)   (1,186,753)     (2,407,786)    (3,591,954)      (5,806,099)
    Death benefits                                (11,213)      (10,176)        (16,301)       (18,907)         (36,368)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               10,699,660    18,070,243       9,896,133     58,039,794       33,573,661
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 36    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                        MFS           MFS          MS UIF        MS UIF        OPPEN
                                                      NEW DIS,     UTILITIES,    GLOBAL REAL     MID CAP    GLOBAL SEC
YEAR ENDED DEC. 31, 2010 (CONTINUED)                  SERV CL       SERV CL      EST, CL II    GRO, CL II    VA, SERV
 OPERATIONS
Investment income (loss) -- net                     $  (162,944)  $   378,970   $    632,408   $  (44,611)  $   14,220
Net realized gain (loss) on sales of investments        338,559      (431,903)      (364,533)      (5,524)     (56,742)
Distributions from capital gains                             --            --             --           --           --
Net change in unrealized appreciation or
  depreciation of investments                         5,710,565     2,210,874        952,157    1,567,627      831,096
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     5,886,180     2,157,941      1,220,032    1,517,492      788,574
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,543,578     1,660,142      1,493,284      428,366      652,324
Net transfers(1)                                       (654,740)     (196,678)   (16,812,852)   1,885,843      938,804
Transfers for policy loans                             (187,590)     (220,997)      (138,041)      (9,521)    (119,317)
Policy charges                                         (734,797)     (687,381)      (408,417)    (177,566)    (200,780)
Contract terminations:
    Surrender benefits                               (1,548,850)     (866,624)      (590,733)    (227,789)    (304,546)
    Death benefits                                       (6,679)      (11,894)        (3,018)          --         (848)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,589,078)     (323,432)   (16,459,777)   1,899,333      965,637
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      18,294,984    17,698,231     23,757,471    4,214,615    4,703,363
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $22,592,086   $19,532,740   $  8,517,726   $7,631,440   $6,457,574
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               18,411,315     7,666,242     34,565,764    4,620,588    4,322,955
Contract purchase payments                            1,410,621       714,383      2,100,798      422,057      583,347
Net transfers(1)                                     (1,753,004)      296,665    (25,621,781)   1,469,970      703,693
Transfers for policy loans                             (153,656)      (97,518)      (184,652)     (10,875)    (104,123)
Policy charges                                         (662,761)     (301,099)      (562,957)    (168,450)    (178,285)
Contract terminations:
    Surrender benefits                               (1,281,938)     (393,508)      (793,328)    (207,049)    (253,967)
    Death benefits                                       (6,341)       (4,631)        (4,243)          --         (527)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,964,236     7,880,534      9,499,601    6,126,241    5,073,093
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS



                                             OPPEN GLOBAL   OPPEN MAIN ST        PIMCO             PUT VT           PUT VT
                                            STRATEGIC INC     SM MID CAP    VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2010 (CONTINUED)           VA, SRV         VA, SERV       ADVISOR CL           CL IB            CL IB
 OPERATIONS
Investment income (loss) -- net             $  12,679,544     $  (26,055)    $  2,186,034        $   37,549      $   731,236
Net realized gain (loss) on sales of
  investments                                  (4,458,539)        21,264         (535,888)           (6,325)        (231,465)
Distributions from capital gains                       --             --               --                --               --
Net change in unrealized appreciation or
  depreciation of investments                   2,492,356      1,172,507        3,470,899             8,100          842,150
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    10,713,361      1,167,716        5,121,045            39,324        1,341,921
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      9,740,701        663,248        5,330,006           345,678          536,293
Net transfers(1)                             (105,109,430)      (762,689)     (72,073,177)         (111,686)        (931,115)
Transfers for policy loans                     (1,093,209)       (56,926)        (454,655)          (51,861)        (129,476)
Policy charges                                 (3,358,288)      (211,248)      (1,488,800)         (131,502)        (413,726)
Contract terminations:
    Surrender benefits                         (5,223,425)      (192,131)      (2,420,307)         (199,121)        (907,406)
    Death benefits                                (22,635)            --          (10,836)               --           (1,137)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                               (105,066,286)      (559,746)     (71,117,769)         (148,492)      (1,846,567)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year               154,952,698      5,677,410       90,029,768         3,582,550       11,301,334
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $  60,599,773     $6,285,380     $ 24,033,044        $3,473,382      $10,796,688
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year        134,754,116      5,749,915       84,797,787         2,891,248        7,313,701
Contract purchase payments                      8,099,707        635,597        4,870,424           283,163          332,682
Net transfers(1)                              (88,736,302)      (838,326)     (66,024,317)         (102,936)        (474,265)
Transfers for policy loans                       (895,442)       (54,617)        (405,121)          (43,349)         (80,582)
Policy charges                                 (2,777,116)      (199,363)      (1,345,443)         (107,630)        (257,693)
Contract terminations:
    Surrender benefits                         (4,279,155)      (177,073)      (2,150,913)         (163,873)        (566,989)
    Death benefits                                (18,843)            --          (10,028)               --             (653)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               46,146,965      5,116,133       19,732,389         2,756,623        6,266,201
----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 38    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                     PUT VT        PUT VT          PUT VT         ROYCE          DISC
                                                    INTL EQ,      MULTI-CAP      MULTI-CAP      MICRO-CAP,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)                CL IB      GRO, CL IA    GRO, CL IB(2)    INVEST CL        AGGR
 OPERATIONS
Investment income (loss) -- net                    $   69,048   $   (181,187)    $  (14,528)   $   665,299    $  (50,060)
Net realized gain (loss) on sales of investments     (175,603)   (10,537,882)        90,045      1,553,808       156,654
Distributions from capital gains                           --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                         322,137     26,030,827        732,699     15,084,178       554,212
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     215,582     15,311,758        808,216     17,303,285       660,806
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            330,530      7,550,031        167,029      3,655,283       633,167
Net transfers(1)                                     (252,376)    (6,903,285)     6,147,891     (5,638,419)      183,756
Transfers for policy loans                            (25,159)      (566,268)       (36,064)      (677,227)      (20,747)
Policy charges                                       (105,826)    (6,005,858)       (72,538)    (2,455,020)     (151,226)
Contract terminations:
    Surrender benefits                               (141,306)    (7,502,860)      (142,600)    (4,834,710)     (201,975)
    Death benefits                                       (186)       (47,979)            --        (11,242)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (194,323)   (13,476,219)     6,063,718     (9,961,335)      442,975
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,685,126     92,082,353             --     67,145,925     5,493,078
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,706,385   $ 93,917,892     $6,871,934    $74,487,875    $6,596,859
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,171,546     73,635,329             --     27,157,177     6,256,201
Contract purchase payments                            274,796      5,798,486        155,583      1,428,022       699,112
Net transfers(1)                                     (217,014)    (6,790,227)     6,157,212       (277,474)     (120,840)
Transfers for policy loans                            (21,073)      (424,261)       (33,729)      (284,200)      (22,908)
Policy charges                                        (87,684)    (4,631,610)       (68,168)      (972,186)     (165,577)
Contract terminations:
    Surrender benefits                               (115,683)    (5,717,488)      (133,753)    (1,924,647)     (224,669)
    Death benefits                                       (171)       (37,515)            --         (4,320)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,004,717     61,832,714      6,077,145     25,122,372     6,421,319
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period Sept. 24, 2010 (commencement of operations) to Dec. 31,
       2010.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                    DISC           DISC           DISC           DISC            COL
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,      VP BAL,
YEAR ENDED DEC. 31, 2010 (CONTINUED)               CONSERV          MOD         MOD AGGR      MOD CONSERV       CL 3
 OPERATIONS
Investment income (loss) -- net                  $  (28,478)    $  (126,568)   $  (128,944)   $  (47,970)   $ (1,389,521)
Net realized gain (loss) on sales of
  investments                                       107,805         267,225        330,726       186,656      (4,198,181)
Distributions from capital gains                         --              --             --            --              --
Net change in unrealized appreciation or
  depreciation of investments                       180,162       1,260,981      1,298,650       310,927      23,079,855
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         259,489       1,401,638      1,500,432       449,613      17,492,153
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          185,289       1,220,397      1,294,873       376,742      12,832,791
Net transfers(1)                                  1,135,233       2,547,025      1,637,164     1,445,682     (11,295,862)
Transfers for policy loans                          (10,447)       (124,171)      (545,873)      (18,442)       (160,937)
Policy charges                                     (167,091)       (624,744)      (455,887)     (259,479)    (14,809,685)
Contract terminations:
    Surrender benefits                             (282,756)       (721,314)      (573,850)     (542,909)    (11,833,608)
    Death benefits                                       --          (2,317)            --            --        (490,413)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      860,228       2,294,876      1,356,427     1,001,594     (25,757,714)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   2,648,482      12,713,713     14,504,347     4,729,708     171,763,004
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $3,768,199     $16,410,227    $17,361,206    $6,180,915    $163,497,443
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            2,692,921      13,836,413     16,088,821     5,012,415     176,742,892
Contract purchase payments                          181,453       1,308,486      1,399,188       387,065      13,056,331
Net transfers(1)                                  1,115,664       2,228,430        745,400     1,341,570     (13,461,582)
Transfers for policy loans                          (10,474)       (126,939)      (598,086)      (19,251)       (204,396)
Policy charges                                     (163,254)       (655,072)      (484,965)     (265,422)    (14,941,623)
Contract terminations:
    Surrender benefits                             (279,773)       (745,830)      (589,148)     (540,648)    (11,750,318)
    Death benefits                                       --          (1,765)            --            --        (477,761)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  3,536,537      15,843,723     16,561,210     5,915,729     148,963,543
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 40    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP          COL VP          COL VP         COL VP         COL VP
                                                 CASH MGMT,      DIV BOND,      DIV EQ INC,       DYN EQ,     GLOBAL BOND,
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 3            CL 3            CL 3           CL 3           CL 3
 OPERATIONS
Investment income (loss) -- net                 $   (697,032)  $   7,194,797   $  (2,323,634)  $ (2,135,099)  $  2,094,751
Net realized gain (loss) on sales of
  investments                                         14,451      17,133,345     (23,969,580)   (12,600,429)     1,310,512
Distributions from capital gains                          --              --              --             --             --
Net change in unrealized appreciation or
  depreciation of investments                        (14,452)     (5,113,906)     57,318,947     52,676,871     (2,065,950)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (697,033)     19,214,236      31,025,733     37,941,343      1,339,313
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        17,748,995      21,842,276      28,222,110     25,964,529      6,121,621
Net transfers(1)                                  (9,387,809)   (234,161,151)   (160,244,739)   (19,187,682)   (63,365,797)
Transfers for policy loans                           (17,864)     (2,805,322)     (2,331,844)      (699,852)      (899,988)
Policy charges                                    (9,483,864)    (12,035,709)    (10,759,727)   (22,021,312)    (2,579,655)
Contract terminations:
    Surrender benefits                           (14,390,697)    (16,056,810)    (16,934,850)   (20,164,344)    (4,104,637)
    Death benefits                                  (308,470)       (281,166)        (60,858)      (302,488)       (10,920)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (15,839,709)   (243,497,882)   (162,109,908)   (36,411,149)   (64,839,376)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   90,667,494     381,120,376     365,134,205    261,254,020    109,652,556
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 74,130,752   $ 156,836,730   $ 234,050,030   $262,784,214   $ 46,152,493
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            78,439,959     261,434,376     261,044,587    411,679,420     64,714,680
Contract purchase payments                        15,516,286      14,533,538      19,720,625     38,690,832      3,571,213
Net transfers(1)                                  (6,973,663)   (152,264,597)   (115,377,707)   (50,825,684)   (36,620,650)
Transfers for policy loans                            25,273      (1,851,013)     (1,632,559)      (919,395)      (518,539)
Policy charges                                    (8,313,490)     (8,014,230)     (7,526,055)   (32,965,972)    (1,526,975)
Contract terminations:
    Surrender benefits                           (12,770,351)    (10,968,828)    (11,794,002)   (29,138,960)    (2,526,403)
    Death benefits                                  (273,270)       (206,792)        (42,841)      (403,004)        (6,197)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  65,650,744     102,662,454     144,392,048    336,117,237     27,087,129
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                    COL VP           COL VP        COL VP         COL VP        COL VP
                                               GLOBAL INFLATION     HI YIELD      INC OPP,     MID CAP GRO   MID CAP VAL
YEAR ENDED DEC. 31, 2010 (CONTINUED)            PROT SEC, CL 3     BOND, CL 3       CL 3        OPP, CL 3     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                  $     (71,142)   $ 5,210,271   $  1,284,674   $  (126,361)  $   (85,904)
Net realized gain (loss) on sales of
  investments                                       (1,069,003)       781,989     12,501,621       413,930      (300,203)
Distributions from capital gains                        33,369             --             --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        3,515,057      1,719,398     (9,835,539)    3,014,685     2,319,094
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          2,408,281      7,711,658      3,950,756     3,302,254     1,932,987
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           6,274,092      4,617,977      5,398,508     1,316,559     1,041,614
Net transfers(1)                                  (107,767,789)    (7,214,488)   (88,749,000)     (607,022)   (1,540,739)
Transfers for policy loans                            (629,033)      (541,018)      (844,821)     (150,880)     (101,142)
Policy charges                                      (1,902,877)    (2,663,815)    (1,659,174)     (662,947)     (317,746)
Contract terminations:
    Surrender benefits                              (2,957,318)    (3,806,330)    (1,997,157)   (1,081,605)     (446,206)
    Death benefits                                     (16,083)       (21,859)       (13,455)       (1,447)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (106,999,008)    (9,629,533)   (87,865,099)   (1,187,342)   (1,364,219)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    120,880,790     65,183,417     98,987,291    13,983,703     9,886,964
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $  16,290,063    $63,265,542   $ 15,072,948   $16,098,615   $10,455,732
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             106,344,405     41,361,544     79,575,495    11,363,588     9,730,749
Contract purchase payments                           5,475,282      2,789,935      4,232,281       998,410       987,482
Net transfers(1)                                   (93,053,085)    (4,143,143)   (69,573,659)     (923,630)   (1,658,226)
Transfers for policy loans                            (545,063)      (325,047)      (654,926)     (111,781)      (94,259)
Policy charges                                      (1,659,875)    (1,612,438)    (1,292,076)     (498,907)     (297,021)
Contract terminations:
    Surrender benefits                              (2,581,251)    (2,309,465)    (1,543,711)     (779,928)     (400,665)
    Death benefits                                     (13,935)       (12,773)       (10,569)       (1,123)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    13,966,478     35,748,613     10,732,835    10,046,629     8,268,060
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 42    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP         COL VP          COL VP          COL VP          COL VP
                                                  S&P 500,         SHORT        LG CAP GRO,     SELECT LG       SELECT SM
YEAR ENDED DEC. 31, 2010 (CONTINUED)                CL 3      DURATION, CL 3       CL 3       CAP VAL, CL 3   CAP VAL, CL 3
 OPERATIONS
Investment income (loss) -- net                 $  (331,819)   $      1,451    $   (366,124)    $  (22,520)    $  (126,920)
Net realized gain (loss) on sales of
  investments                                       171,212         373,827        (695,395)        91,656        (665,962)
Distributions from capital gains                         --              --              --             --              --
Net change in unrealized appreciation or
  depreciation of investments                     5,239,388         760,650       7,419,594        456,900       4,217,356
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       5,078,781       1,135,928       6,358,075        526,036       3,424,474
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,724,553       4,211,010       4,185,034        263,215       1,252,631
Net transfers(1)                                 (3,849,935)    (17,061,469)     (6,486,820)     1,586,626      (1,282,590)
Transfers for policy loans                         (612,729)       (539,201)       (366,169)       (22,904)       (138,364)
Policy charges                                   (1,643,887)     (2,933,909)     (1,635,430)       (74,373)       (653,041)
Contract terminations:
    Surrender benefits                           (2,815,663)     (4,195,820)     (2,989,992)      (101,216)     (1,002,893)
    Death benefits                                  (33,110)       (203,677)        (31,633)            --          (2,491)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (5,230,771)    (20,723,066)     (7,325,010)     1,651,348      (1,826,748)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  40,714,510      61,320,908      45,397,694      1,400,560      14,606,836
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $40,562,520    $ 41,733,770    $ 44,430,759     $3,577,944     $16,204,562
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           49,543,986      47,726,935      97,663,356      1,541,904      12,053,793
Contract purchase payments                        4,432,686       3,273,944       8,714,378        274,026         963,868
Net transfers(1)                                 (6,452,899)    (12,314,499)    (20,336,511)     1,587,217      (1,220,206)
Transfers for policy loans                         (679,206)       (419,364)       (784,224)       (23,195)       (107,702)
Policy charges                                   (1,931,572)     (2,268,982)     (3,300,031)       (74,888)       (498,555)
Contract terminations:
    Surrender benefits                           (3,154,672)     (3,362,823)     (5,562,783)       (99,884)       (751,846)
    Death benefits                                  (40,539)       (169,066)        (69,109)            --          (1,715)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 41,717,784      32,466,145      76,325,076      3,205,180      10,437,637
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                      COL VP         COL VP           VP            VP            VP
                                                     EMER MKTS      INTL OPP,       AGGR,          AGGR,       CONSERV,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)               OPP, CL 3        CL 3         CL 2(2)        CL 4(2)       CL 2(2)
 OPERATIONS
Investment income (loss) -- net                    $    470,706   $    632,020   $   (63,977)  $ (1,303,054)  $  (12,835)
Net realized gain (loss) on sales of investments      1,328,666      4,955,666         7,310        412,349       19,196
Distributions from capital gains                             --             --            --             --           --
Net change in unrealized appreciation or
  depreciation of investments                         6,452,522      7,302,269     2,268,754     30,933,414      132,019
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     8,251,894     12,889,955     2,212,087     30,042,709      138,380
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            6,693,523      7,669,386     1,636,437     22,666,893      559,267
Net transfers(1)                                    (30,585,757)    (9,489,903)   21,760,301    215,513,197    3,683,938
Transfers for policy loans                           (1,116,080)      (640,675)      111,668     (1,502,265)     (19,006)
Policy charges                                       (2,368,450)    (6,688,243)     (218,903)    (4,356,722)     (92,528)
Contract terminations:
    Surrender benefits                               (3,756,748)    (9,191,697)     (174,032)    (5,738,051)    (137,634)
    Death benefits                                      (22,478)      (135,953)           --        (12,932)          --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (31,155,990)   (18,477,085)   23,115,471    226,570,120    3,994,037
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      91,267,414    117,038,344            --             --           --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 68,363,318   $111,451,214   $25,327,558   $256,612,829   $4,132,417
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               39,714,463    136,196,535            --             --           --
Contract purchase payments                            2,853,105      8,761,546     1,571,548     22,276,014      543,136
Net transfers(1)                                    (13,929,873)   (16,058,312)   21,267,952    217,761,694    3,651,596
Transfers for policy loans                             (468,962)      (710,376)      102,548     (1,445,078)     (18,405)
Policy charges                                       (1,014,975)    (7,674,807)     (209,144)    (4,282,344)     (89,898)
Contract terminations:
    Surrender benefits                               (1,620,548)   (10,095,747)     (166,191)    (5,628,014)    (134,411)
    Death benefits                                       (9,670)      (164,306)           --        (11,516)          --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     25,523,540    110,254,533    22,566,713    228,670,756    3,952,018
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 44    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      VP          VP DAVIS         VP GS           VP            VP
                                                   CONSERV,     NY VENTURE,    MID CAP VAL,       MOD,          MOD,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)             CL 4(2)          CL 3           CL 3         CL 2(2)        CL 4(2)
 OPERATIONS
Investment income (loss) -- net                  $  (155,948)  $    (419,963)   $   (6,782)   $  (168,995)  $ (3,395,328)
Net realized gain (loss) on sales of
  investments                                        220,312       6,816,576        20,809         19,064      1,487,468
Distributions from capital gains                          --              --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                      1,484,352      (8,438,915)      160,073      4,022,009     58,581,540
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  1,548,716      (2,042,302)      174,100      3,872,078     56,673,680
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         1,663,445       6,724,174        85,384      3,629,989     40,100,621
Net transfers(1)                                  27,713,150    (121,400,072)      319,664     60,118,279    586,602,363
Transfers for policy loans                          (229,808)       (368,780)      (11,005)      (269,372)    (2,583,139)
Policy charges                                      (943,842)     (1,609,629)      (26,474)      (794,895)   (15,181,836)
Contract terminations:
    Surrender benefits                            (1,675,393)     (2,132,733)      (16,456)      (913,892)   (18,822,683)
    Death benefits                                        --         (15,820)           --             --        (65,708)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    26,527,552    (118,802,860)      351,113     61,770,109    590,049,618
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           --     124,915,356       572,424             --             --
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $28,076,268   $   4,070,194    $1,097,637    $65,642,187   $646,723,298
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --     159,817,017       559,072             --             --
Contract purchase payments                         1,637,410       8,476,641        77,660      3,469,556     39,089,989
Net transfers(1)                                  28,003,015    (158,791,927)      272,640     58,392,618    587,503,231
Transfers for policy loans                          (224,496)       (466,124)       (6,936)      (257,365)    (2,553,723)
Policy charges                                      (929,023)     (2,007,361)      (23,853)      (757,129)   (14,787,938)
Contract terminations:
    Surrender benefits                            (1,645,371)     (2,591,855)      (15,238)      (868,228)   (18,261,805)
    Death benefits                                        --         (20,382)           --             --        (63,282)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  26,841,535       4,416,009       863,345     59,979,452    590,926,472
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                     VP MOD        VP MOD         VP MOD        VP MOD        VP PTNRS
                                                     AGGR,          AGGR,        CONSERV,      CONSERV,      SM CAP VAL,
PERIOD ENDED DEC. 31, 2010 (CONTINUED)              CL 2(2)        CL 4(2)       CL 2(2)        CL 4(2)         CL 3
 OPERATIONS
Investment income (loss) -- net                   $  (173,316)  $ (4,949,700)  $   (38,562)  $   (562,176)  $   (386,535)
Net realized gain (loss) on sales of investments       40,482      1,197,224        20,492        379,503      6,939,576
Distributions from capital gains                           --             --            --             --             --
Net change in unrealized appreciation or
  depreciation of investments                       5,258,808    101,523,621       629,250      7,554,464        944,432
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   5,125,974     97,771,145       611,180      7,371,791      7,497,473
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          4,748,233     78,467,501       776,583      5,833,046      5,849,646
Net transfers(1)                                   60,815,601    827,613,341    13,264,215    103,341,121    (82,637,864)
Transfers for policy loans                           (589,128)    (3,856,918)     (204,531)      (655,515)      (449,964)
Policy charges                                       (661,394)   (17,646,887)     (218,027)    (2,820,369)    (1,526,269)
Contract terminations:
    Surrender benefits                               (440,027)   (25,043,323)     (139,001)    (3,821,035)    (2,132,520)
    Death benefits                                         --         (7,477)           --       (378,130)        (9,686)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     63,873,285    859,526,237    13,479,239    101,499,118    (80,906,657)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            --             --            --             --     90,170,126
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $68,999,259   $957,297,382   $14,090,419   $108,870,909   $ 16,760,942
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --             --            --             --     63,459,356
Contract purchase payments                          4,504,670     76,497,154       751,431      5,685,524      3,857,726
Net transfers(1)                                   59,153,294    828,705,230    12,949,382    103,372,705    (55,054,157)
Transfers for policy loans                           (573,989)    (3,807,442)     (194,447)      (638,660)      (296,080)
Policy charges                                       (628,001)   (17,199,903)     (209,843)    (2,755,963)    (1,003,215)
Contract terminations:
    Surrender benefits                               (424,269)   (24,266,935)     (133,937)    (3,709,456)    (1,402,661)
    Death benefits                                         --         (6,749)           --       (366,412)        (6,612)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   62,031,705    859,921,355    13,162,586    101,587,738      9,554,357
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



(2)    For the period May 7, 2010 (commencement of operations) to Dec. 31, 2010.



See accompanying notes to financial statements.



 46    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   THIRD                                       WF ADV           WF ADV
                                                    AVE          WANGER         WANGER      VT CORE EQ,        VT INDEX
YEAR ENDED DEC. 31, 2010 (CONTINUED)                VAL           INTL            USA           CL 2      ASSET ALLOC, CL 2
 OPERATIONS
Investment income (loss) -- net                $  1,673,536   $  1,451,963   $   (855,999)  $   (59,585)      $   33,006
Net realized gain (loss) on sales of
  investments                                    (5,520,503)     5,621,894      1,924,383       111,878         (118,811)
Distributions from capital gains                         --             --             --            --               --
Net change in unrealized appreciation or
  depreciation of investments                    10,456,384     13,050,910     17,481,162     2,070,293          521,922
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       6,609,417     20,124,767     18,549,546     2,122,586          436,117
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        3,691,579      9,971,179      9,995,086     1,373,289          567,993
Net transfers(1)                                 (7,137,029)   (46,877,225)   (39,604,866)    1,430,043         (336,236)
Transfers for policy loans                         (434,344)    (1,293,571)      (886,294)      (82,632)         (25,687)
Policy charges                                   (2,302,505)    (3,906,208)    (3,699,305)     (432,446)        (212,527)
Contract terminations:
    Surrender benefits                           (4,175,757)    (6,503,259)    (5,911,148)     (531,840)        (253,442)
    Death benefits                                  (23,612)       (47,973)       (44,755)           --             (107)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (10,381,668)   (48,657,057)   (40,151,282)    1,756,414         (260,006)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  60,286,673    135,403,781    118,385,203    13,136,795        3,877,944
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 56,514,422   $106,871,491   $ 96,783,467   $17,015,795       $4,054,055
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           29,474,844     94,689,050     71,518,537    11,202,647        3,366,672
Contract purchase payments                        1,842,920      6,674,742      5,818,471     1,149,113          479,989
Net transfers(1)                                 (2,339,917)   (34,069,951)   (23,040,074)      825,367         (293,463)
Transfers for policy loans                         (210,967)      (844,900)      (509,461)      (68,901)         (21,751)
Policy charges                                   (1,154,683)    (2,589,393)    (2,159,094)     (360,333)        (179,476)
Contract terminations:
    Surrender benefits                           (2,096,591)    (4,239,006)    (3,462,039)     (444,333)        (217,164)
    Death benefits                                  (11,012)       (31,645)       (26,259)           --              (93)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 25,504,594     59,588,897     48,140,081    12,303,560        3,134,714
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     WF ADV       WF ADV        WF ADV
                                                                    VT INTL       VT OPP,     VT SM CAP
YEAR ENDED DEC. 31, 2010 (CONTINUED)                                EQ, CL 2       CL 2       GRO, CL 2
 OPERATIONS
Investment income (loss) -- net                                   $   (16,484)  $   (4,211)  $   (96,544)
Net realized gain (loss) on sales of investments                    2,249,129      (58,479)      (49,852)
Distributions from capital gains                                    1,023,600           --            --
Net change in unrealized appreciation or depreciation of
  investments                                                       1,078,282      713,183     2,774,093
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations     4,334,527      650,493     2,627,697
--------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                          1,979,921      318,241     1,152,359
Net transfers(1)                                                   (3,270,494)         116       103,318
Transfers for policy loans                                           (197,066)     (28,338)     (143,270)
Policy charges                                                     (1,190,375)    (111,613)     (365,187)
Contract terminations:
    Surrender benefits                                             (2,574,201)    (111,222)     (407,178)
    Death benefits                                                         --           --            --
--------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (5,252,215)      67,184       340,042
--------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                    31,779,977    2,849,333    10,068,529
--------------------------------------------------------------------------------------------------------
Net assets at end of year                                         $30,862,289   $3,567,010   $13,036,268
--------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                             24,621,647    2,162,971     6,818,317
Contract purchase payments                                          1,503,438      227,531       729,287
Net transfers(1)                                                   (2,448,718)     (13,760)      (16,035)
Transfers for policy loans                                           (148,357)     (20,330)      (89,212)
Policy charges                                                       (907,838)     (79,489)     (229,932)
Contract terminations:
    Surrender benefits                                             (1,954,443)     (79,001)     (253,823)
    Death benefits                                                         --           --            --
--------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                   20,665,729    2,197,922     6,958,602
--------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 48    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      AB VPS        AB VPS         AB VPS        AC VP         AC VP
                                                    GRO & INC,     INTL VAL,    LG CAP GRO,      INTL,         INTL,
YEAR ENDED DEC. 31, 2009                               CL B          CL B           CL B          CL I         CL II
 OPERATIONS
Investment income (loss) -- net                    $   352,353   $    192,045    $  (11,320)  $   228,440   $    70,304
Net realized gain (loss) on sales of investments    (1,514,249)    (6,441,726)      (58,766)     (908,971)     (321,440)
Distributions from capital gains                            --             --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                        3,525,566     37,833,808       480,990     5,767,594     2,213,344
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    2,363,670     31,584,127       410,904     5,087,063     1,962,208
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           2,756,160     16,557,078       128,937     1,416,065     1,360,153
Net transfers(1)                                    (2,370,662)     2,563,395       407,396    (3,816,906)   (1,146,871)
Transfers for policy loans                             (66,651)      (664,147)       (9,247)      (89,855)      (67,099)
Policy charges                                        (660,357)    (4,101,245)      (47,254)     (711,630)     (349,078)
Contract terminations:
    Surrender benefits                                (793,721)    (4,932,782)      (33,656)   (1,464,214)     (293,919)
    Death benefits                                      (1,042)       (11,600)         (239)       (3,394)           --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (1,136,273)     9,410,699       445,937    (4,669,934)     (496,814)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     13,260,664     66,302,312       936,455    18,834,892     6,389,939
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $14,488,061   $107,297,138    $1,793,296   $19,252,021   $ 7,855,333
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              16,010,037     60,384,115     1,475,293    30,010,174     6,360,221
Contract purchase payments                           3,259,230     14,281,523       180,238     2,118,684     1,254,224
Net transfers(1)                                    (2,825,257)     6,665,338       520,616    (6,185,427)   (1,066,073)
Transfers for policy loans                             (72,970)      (516,562)      (13,353)     (128,021)      (59,008)
Policy charges                                        (775,726)    (3,492,638)      (66,082)   (1,057,928)     (324,744)
Contract terminations:
    Surrender benefits                                (933,288)    (4,032,766)      (43,827)   (2,069,095)     (260,867)
    Death benefits                                      (1,471)        (9,774)         (313)       (5,837)           --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    14,660,555     73,279,236     2,052,572    22,682,550     5,903,753
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                        AC VP         AC VP        CALVERT        COL           CS
                                                        VAL,           VAL,          VP       VP HI INC,    COMMODITY
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL I          CL II        SRI BAL       CL 2         RETURN
 OPERATIONS
Investment income (loss) -- net                     $  2,858,971   $   724,951   $   78,722   $  440,276   $ 1,040,730
Net realized gain (loss) on sales of investments      (8,121,383)   (1,224,158)    (377,996)     (62,749)     (559,949)
Distributions from capital gains                              --            --           --           --            --
Net change in unrealized appreciation or
  depreciation of investments                         15,152,435     3,570,231    1,648,153    1,175,780     1,172,559
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      9,890,023     3,071,024    1,348,879    1,553,307     1,653,340
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             4,859,519     3,285,362      804,861      501,169       878,649
Net transfers(1)                                      (7,387,562)   (2,065,815)    (598,288)   1,239,614     2,862,022
Transfers for policy loans                              (291,472)     (162,810)     (24,723)     (20,378)     (111,854)
Policy charges                                        (2,882,279)     (833,779)    (288,297)    (175,910)     (311,225)
Contract terminations:
    Surrender benefits                                (4,435,543)     (806,094)    (344,859)    (195,479)     (415,131)
    Death benefits                                       (12,922)         (349)      (3,657)          --          (157)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (10,150,259)     (583,485)    (454,963)   1,349,016     2,902,304
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       62,260,053    16,167,659    5,892,293    2,632,155     6,836,777
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 61,999,817   $18,655,198   $6,786,209   $5,534,478   $11,392,421
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                51,495,837    15,668,226    7,609,897    3,270,083     9,269,265
Contract purchase payments                             4,064,776     3,250,428      957,015      516,326     1,142,664
Net transfers(1)                                      (5,679,376)   (1,913,448)    (839,642)   1,403,522     3,483,297
Transfers for policy loans                              (231,807)     (158,961)     (26,597)     (19,462)     (129,502)
Policy charges                                        (2,411,389)     (812,618)    (345,564)    (180,397)     (406,913)
Contract terminations:
    Surrender benefits                                (3,623,581)     (795,906)    (393,665)    (189,614)     (531,252)
    Death benefits                                       (10,760)         (355)      (4,577)          --          (205)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      43,603,700    15,237,366    6,956,867    4,800,458    12,827,354
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 50    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                       CS           EV VT          FID VIP        FID VIP       FID VIP
                                                    U.S. EQ     FLOATING-RATE    CONTRAFUND,    GRO & INC,     GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 FLEX I          INC          SERV CL 2       SERV CL      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                   $    16,584    $ 1,486,276    $     91,378   $     27,986   $    (7,787)
Net realized gain (loss) on sales of investments   (1,422,158)      (230,848)    (20,053,413)    (6,260,915)   (1,506,428)
Distributions from capital gains                           --             --          21,173             --            --
Net change in unrealized appreciation or
  depreciation of investments                       3,226,891     10,500,310      44,816,848     18,656,516     6,424,312
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   1,821,317     11,755,738      24,875,986     12,423,587     4,910,097
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            854,144      5,404,735      13,340,179      4,727,836     4,316,801
Net transfers(1)                                      841,463     19,130,058     (37,602,443)   (10,270,827)   (3,740,402)
Transfers for policy loans                             (9,260)      (300,991)       (696,833)      (317,024)     (147,980)
Policy charges                                       (457,835)    (1,535,969)     (3,518,971)    (2,618,614)   (1,120,552)
Contract terminations:
    Surrender benefits                               (707,524)    (2,011,166)     (3,633,630)    (4,447,212)     (982,984)
    Death benefits                                    (18,303)        (5,618)        (40,356)       (20,099)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        502,685     20,681,049     (32,152,054)   (12,945,940)   (1,675,117)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     8,002,350     21,043,653      94,112,055     57,419,980    20,034,078
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $10,326,352    $53,480,440    $ 86,835,987   $ 56,897,627   $23,269,058
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             10,135,611     29,685,177     153,177,587     79,158,965    23,149,249
Contract purchase payments                          1,056,712      5,948,250      20,680,638      6,183,936     4,776,307
Net transfers(1)                                      298,137     20,778,246     (58,664,734)   (14,776,037)   (4,112,999)
Transfers for policy loans                             (7,614)      (324,125)     (1,011,979)      (394,781)     (147,989)
Policy charges                                       (565,031)    (1,691,132)     (5,398,336)    (3,424,794)   (1,231,515)
Contract terminations:
    Surrender benefits                               (833,357)    (2,148,901)     (5,324,458)    (5,625,671)   (1,073,315)
    Death benefits                                    (16,243)        (5,917)        (57,615)       (28,523)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   10,068,215     52,241,598     103,401,103     61,093,095    21,359,738
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                    FID VIP       FID VIP       FID VIP       FID VIP       FTVIPT FRANK
                                                   MID CAP,       MID CAP,     OVERSEAS,     OVERSEAS,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV CL      SERV CL 2      SERV CL      SERV CL 2          CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (485,063)  $  (316,415)  $   277,078   $   128,091      $ 4,627,828
Net realized gain (loss) on sales of
  investments                                      (6,745,810)   (3,242,315)   (2,907,697)     (647,721)      (9,759,570)
Distributions from capital gains                      714,606       382,404        86,427        38,794               --
Net change in unrealized appreciation or
  depreciation of investments                      54,208,248    26,807,024     8,520,846     3,289,451       11,978,968
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  47,691,981    23,630,698     5,976,654     2,808,615        6,847,226
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         10,578,102    14,739,006     2,090,840     2,316,366        6,811,660
Net transfers(1)                                  (23,058,313)   (9,984,440)   (5,280,348)   (1,535,512)      (6,005,005)
Transfers for policy loans                         (1,004,951)     (426,543)      (62,373)      (47,241)        (130,001)
Policy charges                                     (6,156,673)   (3,375,528)   (1,141,526)     (573,421)      (2,117,872)
Contract terminations:
    Surrender benefits                             (9,843,342)   (2,821,539)   (2,211,353)     (507,247)      (2,677,527)
    Death benefits                                    (78,550)       (2,596)       (2,819)           --          (10,414)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (29,563,727)   (1,871,640)   (6,607,579)     (347,055)      (4,129,159)
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   140,666,399    62,514,686    28,995,079    11,415,449       41,962,638
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $158,794,653   $84,273,744   $28,364,154   $13,877,009      $44,680,705
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             91,782,478    48,529,928    37,532,245    10,565,619       31,692,947
Contract purchase payments                          6,199,255    10,244,401     2,659,280     2,131,688        5,612,049
Net transfers(1)                                  (11,431,110)   (7,001,395)   (7,207,040)   (1,427,875)      (4,623,752)
Transfers for policy loans                           (567,965)     (265,570)      (81,865)      (32,937)         (88,680)
Policy charges                                     (3,603,255)   (2,328,995)   (1,442,132)     (516,830)      (1,721,962)
Contract terminations:
    Surrender benefits                             (5,580,466)   (1,940,368)   (2,649,874)     (451,986)      (2,132,747)
    Death benefits                                    (42,663)       (1,950)       (4,292)           --           (9,025)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   76,756,274    47,236,051    28,806,322    10,267,679       28,728,830
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 52    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                             FTVIPT FRANK       FTVIPT         GS VIT          GS VIT          GS VIT
                                              SM CAP VAL,   MUTUAL SHARES   MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.
YEAR ENDED DEC. 31, 2009 (CONTINUED)             CL 2         SEC, CL 2         INST          EQ, INST        EQ, INST
 OPERATIONS
Investment income (loss) -- net               $   242,823    $   158,616    $  1,003,992     $   12,505     $    371,090
Net realized gain (loss) on sales of
  investments                                  (2,273,032)      (567,114)     (9,585,997)      (681,912)      (4,182,931)
Distributions from capital gains                1,442,067             --              --             --               --
Net change in unrealized appreciation or
  depreciation of investments                   8,453,605      3,956,088      40,332,204      1,783,489       10,054,156
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     7,865,463      3,547,590      31,750,199      1,114,082        6,242,315
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      4,120,699      2,773,763      15,206,523        477,043        4,654,220
Net transfers(1)                               (4,963,241)      (230,883)    (15,281,079)      (440,863)      (7,661,867)
Transfers for policy loans                       (130,520)       (88,899)       (661,471)       (18,775)        (147,430)
Policy charges                                 (1,494,222)      (709,504)     (5,185,371)      (222,223)      (1,677,633)
Contract terminations:
    Surrender benefits                         (2,248,266)      (580,794)     (6,921,470)      (409,570)      (2,214,304)
    Death benefits                                 (2,205)            --         (20,391)        (2,546)          (6,077)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (4,717,755)     1,163,683     (12,863,259)      (616,934)      (7,053,091)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                31,287,007     13,255,142     107,948,331      4,625,480       37,251,312
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $34,434,715    $17,966,415    $126,835,271     $5,122,628     $ 36,440,536
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         21,084,743     14,083,383      65,877,813      4,941,035       57,899,357
Contract purchase payments                      2,717,406      2,821,624       8,799,554        515,804        7,210,962
Net transfers(1)                               (2,999,021)      (286,431)     (7,438,019)      (498,301)     (12,513,082)
Transfers for policy loans                        (74,246)       (85,361)       (358,463)       (11,725)        (206,201)
Policy charges                                   (973,759)      (717,116)     (2,997,054)      (234,855)      (2,577,374)
Contract terminations:
    Surrender benefits                         (1,420,916)      (574,125)     (3,932,410)      (418,451)      (3,310,540)
    Death benefits                                 (1,541)            --         (11,368)        (2,231)          (9,507)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               18,332,666     15,241,974      59,940,053      4,291,276       46,493,615
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                    INVESCO        INVESCO       INVESCO       INVESCO        INVESCO
                                                 VI CAP APPR,   VI CAP APPR,   VI CAP DEV,   VI CAP DEV,    VI CORE EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 SER I         SER II         SER I         SER II         SER I
 OPERATIONS
Investment income (loss) -- net                   $   (34,943)   $   (41,987)  $   (62,570)   $  (26,482)  $  1,274,422
Net realized gain (loss) on sales of
  investments                                      (1,307,431)      (369,007)     (979,868)     (315,454)    (3,880,898)
Distributions from capital gains                           --             --            --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       3,417,296      1,663,334     3,444,137     1,360,712     37,430,280
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   2,074,922      1,252,340     2,401,699     1,018,776     34,823,804
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,077,305      1,536,958       641,131       607,623     12,289,780
Net transfers(1)                                   (2,574,177)    (1,099,837)   (1,471,403)     (575,216)   (16,193,121)
Transfers for policy loans                           (111,527)        12,753       (26,283)      (16,928)      (736,799)
Policy charges                                       (560,026)      (387,795)     (354,335)     (154,991)   (10,305,684)
Contract terminations:
    Surrender benefits                               (828,581)      (333,054)     (679,530)     (130,109)   (11,555,351)
    Death benefits                                     (5,464)            --          (119)           --        (78,969)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (3,002,470)      (270,975)   (1,890,539)     (269,621)   (26,580,144)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,692,636      6,693,259     6,897,074     2,631,017    147,769,822
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $11,765,088    $ 7,674,624   $ 7,408,234    $3,380,172   $156,013,482
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             26,040,801      8,551,914     8,728,641     3,153,705    108,878,028
Contract purchase payments                          2,155,935      1,930,735       722,698       656,161      8,649,877
Net transfers(1)                                   (5,833,637)    (1,393,503)   (1,746,333)     (614,683)    (8,821,205)
Transfers for policy loans                           (206,293)        23,100       (28,181)      (16,729)      (479,892)
Policy charges                                     (1,115,527)      (484,630)     (396,120)     (164,968)    (7,258,375)
Contract terminations:
    Surrender benefits                             (1,575,484)      (431,512)     (741,464)     (134,193)    (8,013,617)
    Death benefits                                    (11,606)            --          (138)           --        (58,035)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   19,454,189      8,196,104     6,539,103     2,879,293     92,896,781
-----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 54    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   INVESCO       INVESCO        INVESCO       INVESCO         INVESCO
                                                   VI DYN,    VI FIN SERV,   VI INTL GRO,    VI TECH,         VANK VI
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SER I         SER I         SER II         SER I     COMSTOCK, SER II
 OPERATIONS
Investment income (loss) -- net                   $  (5,608)   $   79,473    $    681,704   $  (18,077)     $ 1,489,227
Net realized gain (loss) on sales of investments    (88,323)     (515,489)       (568,965)      (1,954)      (4,871,136)
Distributions from capital gains                         --            --              --           --               --
Net change in unrealized appreciation or
  depreciation of investments                       305,410     1,291,119      23,349,162      936,323       13,404,461
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   211,479       855,103      23,461,901      916,292       10,022,552
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          139,404       438,766      10,470,208      321,886        7,209,409
Net transfers(1)                                   (217,683)      553,138      50,692,580    1,511,290       (4,876,484)
Transfers for policy loans                           (3,575)       (7,072)       (568,188)      (1,444)        (341,724)
Policy charges                                      (34,067)     (119,392)     (2,584,466)     (97,000)      (1,632,415)
Contract terminations:
    Surrender benefits                              (46,049)     (114,760)     (3,522,017)     (95,651)      (1,914,915)
    Death benefits                                       --            --         (14,053)          --           (6,939)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (161,970)      750,680      54,474,064    1,639,081       (1,563,068)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     620,190     2,181,470      31,119,084      888,669       36,849,972
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 669,699    $3,787,253    $109,055,049   $3,444,042      $45,309,456
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              714,060     5,025,965      50,901,864    1,330,090       63,396,878
Contract purchase payments                          146,925     1,021,763      14,960,915      383,941       12,149,309
Net transfers(1)                                   (221,264)    1,236,670      74,696,404    1,786,294       (9,005,252)
Transfers for policy loans                           (3,364)       (9,779)       (770,617)      (5,773)        (539,614)
Policy charges                                      (35,165)     (268,957)     (3,683,800)    (116,597)      (2,729,309)
Contract terminations:
    Surrender benefits                              (54,989)     (249,961)     (4,822,079)    (111,595)      (3,050,033)
    Death benefits                                       --            --         (19,126)          --          (11,162)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    546,203     6,755,701     131,263,561    3,266,360       60,210,817
-------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS



                                              JANUS ASPEN   JANUS ASPEN    JANUS ASPEN    JANUS ASPEN         MFS
                                              ENTERPRISE,      GLOBAL        JANUS,        OVERSEAS,    INV GRO STOCK,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV       TECH, SERV       SERV           SERV           SERV CL
 OPERATIONS
Investment income (loss) -- net               $   (85,095)  $   (73,049)  $   (437,408)  $   (409,328)   $   (612,139)
Net realized gain (loss) on sales of
  investments                                    (728,029)     (319,080)      (712,681)    (1,734,300)       (198,000)
Distributions from capital gains                       --            --             --      2,334,328              --
Net change in unrealized appreciation or
  depreciation of investments                   4,229,750     3,904,897     28,752,572     45,433,130      32,838,407
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     3,416,626     3,512,768     27,602,483     45,623,830      32,028,268
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        746,920       899,970     15,023,483      7,380,663      11,324,845
Net transfers(1)                               (1,951,166)      795,974     13,227,999     (8,408,861)    100,161,720
Transfers for policy loans                       (125,022)      (91,382)      (741,262)      (726,957)       (647,674)
Policy charges                                   (487,274)     (391,198)    (3,349,092)    (3,165,094)     (3,023,717)
Contract terminations:
    Surrender benefits                           (745,329)     (380,614)    (3,944,561)    (4,987,262)     (4,375,543)
    Death benefits                                 (3,677)       (3,711)       (13,189)       (53,502)         (4,571)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (2,565,548)      829,039     20,203,378     (9,961,013)    103,435,060
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 9,377,682     6,400,769     66,142,620     64,544,708      20,207,202
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $10,228,760   $10,742,576   $113,948,481   $100,207,525    $155,670,530
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year         21,924,158    21,385,069    106,794,109     77,280,059      41,404,379
Contract purchase payments                      1,568,770     2,505,364     21,844,498      6,737,478      18,864,168
Net transfers(1)                               (4,676,930)      650,022     17,175,795     (9,524,413)    179,907,367
Transfers for policy loans                       (246,782)     (223,442)    (1,020,637)      (600,584)     (1,046,398)
Policy charges                                 (1,007,865)   (1,066,810)    (4,845,547)    (2,843,548)     (5,088,650)
Contract terminations:
    Surrender benefits                         (1,492,049)   (1,008,264)    (5,468,973)    (4,164,744)     (7,166,492)
    Death benefits                                 (8,510)      (11,340)       (18,630)       (43,145)         (7,113)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year               16,060,792    22,230,599    134,460,615     66,841,103     226,867,261
----------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 56    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                      MFS           MFS          MS UIF        MS UIF         OPPEN
                                                    NEW DIS,     UTILITIES,   GLOBAL REAL   MID CAP GRO,   GLOBAL SEC
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV CL       SERV CL      EST, CL II       CL II       VA, SERV
 OPERATIONS
Investment income (loss) -- net                   $  (131,771)  $   548,490   $  (184,551)   $  (25,662)   $   28,128
Net realized gain (loss) on sales of investments   (1,023,518)   (1,010,996)   (2,855,295)     (353,060)     (148,797)
Distributions from capital gains                           --            --            --            --        64,911
Net change in unrealized appreciation or
  depreciation of investments                       8,211,116     4,586,593    10,600,520     1,596,923     1,181,572
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   7,055,827     4,124,087     7,560,674     1,218,201     1,125,814
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,725,824     1,919,684     3,469,867       357,746       635,807
Net transfers(1)                                     (967,638)     (564,223)   (4,519,604)      925,695       671,271
Transfers for policy loans                           (127,028)     (109,585)     (160,426)      (14,997)      (32,185)
Policy charges                                       (721,830)     (706,207)     (792,655)     (123,888)     (176,380)
Contract terminations:
    Surrender benefits                             (1,134,638)     (694,574)     (883,222)      (75,216)     (144,865)
    Death benefits                                     (2,525)       (3,474)       (3,113)         (592)           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,227,835)     (158,379)   (2,889,153)    1,068,748       953,648
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    12,466,992    13,732,523    19,085,950     1,927,666     2,623,901
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $18,294,984   $17,698,231   $23,757,471    $4,214,615    $4,703,363
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             20,640,185     7,679,430    39,823,535     3,367,468     3,352,026
Contract purchase payments                          2,423,210     1,000,789     6,977,086       507,934       724,630
Net transfers(1)                                   (1,985,133)     (232,371)   (8,729,986)    1,054,128       641,779
Transfers for policy loans                           (171,843)      (53,762)     (291,199)      (31,801)      (35,422)
Policy charges                                       (998,863)     (368,058)   (1,562,517)     (171,539)     (202,739)
Contract terminations:
    Surrender benefits                             (1,491,916)     (358,125)   (1,645,498)     (104,795)     (157,319)
    Death benefits                                     (4,325)       (1,661)       (5,657)         (807)           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   18,411,315     7,666,242    34,565,764     4,620,588     4,322,955
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS



                                            OPPEN GLOBAL        OPPEN MAIN           PIMCO             PUT VT           PUT VT
                                         STRATEGIC INC VA,         ST SM        VIT ALL ASSET,   GLOBAL HLTH CARE,    HI YIELD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SRV          MID CAP VA, SERV     ADVISOR CL           CL IB            CL IB
 OPERATIONS
Investment income (loss) -- net             $   (884,793)       $  (14,081)       $ 4,840,625        $  329,351      $ 1,001,454
Net realized gain (loss) on sales of
  investments                                 (1,145,871)         (149,408)        (2,867,746)          (77,231)        (857,010)
Distributions from capital gains                  95,777                --                 --                --               --
Net change in unrealized appreciation
  or depreciation of investments              23,595,336         1,526,450         12,790,850           476,295        3,963,309
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   21,660,449         1,362,961         14,763,729           728,415        4,107,753
--------------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                    18,143,417           717,552         12,379,074           386,253          715,864
Net transfers(1)                              13,476,703           781,897            (75,780)           79,920       (1,573,355)
Transfers for policy loans                    (1,207,515)          (30,073)          (386,667)          (39,317)         (93,667)
Policy charges                                (5,622,761)         (187,926)        (3,016,182)         (143,912)        (493,558)
Contract terminations:
    Surrender benefits                        (6,823,997)         (118,557)        (3,592,622)         (152,268)        (718,038)
    Death benefits                               (15,215)           (3,458)           (20,226)               --             (576)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                17,950,632         1,159,435          5,287,597           130,676       (2,163,330)
--------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year              115,341,617         3,155,014         69,978,442         2,723,459        9,356,911
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $154,952,698        $5,677,410        $90,029,768        $3,582,550      $11,301,334
--------------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year       117,871,541         4,374,781         79,807,342         2,745,242        8,944,585
Contract purchase payments                    17,489,056           909,886         13,202,109           365,361          566,267
Net transfers(1)                              12,471,992           882,329           (831,788)           94,647       (1,175,909)
Transfers for policy loans                    (1,148,055)          (35,745)          (412,382)          (33,741)         (73,304)
Policy charges                                (5,447,816)         (237,211)        (3,222,118)         (136,601)        (389,332)
Contract terminations:
    Surrender benefits                        (6,468,322)         (140,467)        (3,725,273)         (143,660)        (558,168)
    Death benefits                               (14,280)           (3,658)           (20,103)               --             (438)
--------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year             134,754,116         5,749,915         84,797,787         2,891,248        7,313,701
--------------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 58    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                    PUT VT        PUT VT          ROYCE          DISC           DISC
                                                   INTL EQ,      MULTI-CAP     MICRO-CAP,    ASSET ALLOC,   ASSET ALLOC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL IB      GRO, CL IA      INVEST CL        AGGR          CONSERV
 OPERATIONS
Investment income (loss) -- net                   $  (21,414)  $   (172,468)  $   (511,298)   $  (38,417)    $  (20,042)
Net realized gain (loss) on sales of investments    (318,839)   (16,194,895)    (4,064,828)      (26,010)        81,447
Distributions from capital gains                          --             --             --            --             --
Net change in unrealized appreciation or
  depreciation of investments                        857,756     39,487,009     30,464,282     1,092,301        315,885
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    517,503     23,119,646     25,888,156     1,027,874        377,290
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           417,571      9,142,819      4,487,320       489,727        175,613
Net transfers(1)                                    (383,260)    (9,136,621)    (8,160,399)    1,613,557      1,037,738
Transfers for policy loans                           (20,302)      (393,084)      (296,028)       (2,878)        59,789
Policy charges                                      (117,469)    (6,646,422)    (2,572,035)     (126,607)      (127,391)
Contract terminations:
    Surrender benefits                               (90,305)    (7,547,144)    (4,023,601)     (298,268)      (316,763)
    Death benefits                                        --        (24,091)       (21,535)           --             --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (193,765)   (14,604,543)   (10,586,278)    1,675,531        828,986
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    2,361,388     83,567,250     51,844,047     2,789,673      1,442,206
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $2,685,126   $ 92,082,353   $ 67,145,925    $5,493,078     $2,648,482
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,360,957     88,749,886     31,755,955     3,937,486      1,717,079
Contract purchase payments                           415,799      8,983,471      2,394,739       647,228        192,877
Net transfers(1)                                    (386,111)    (9,942,430)    (3,400,838)    2,245,394      1,201,311
Transfers for policy loans                           (16,494)      (359,686)      (147,948)       (2,119)        64,117
Policy charges                                      (114,801)    (6,524,537)    (1,367,765)     (168,530)      (143,418)
Contract terminations:
    Surrender benefits                               (87,804)    (7,248,579)    (2,065,447)     (403,258)      (339,045)
    Death benefits                                        --        (22,796)       (11,519)           --             --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   2,171,546     73,635,329     27,157,177     6,256,201      2,692,921
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                    DISC           DISC           DISC                         COL VP
                                                ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,      COL VP       CASH MGMT,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 MOD         MOD AGGR      MOD CONSERV     BAL, CL 3        CL 3
 OPERATIONS
Investment income (loss) -- net                  $   (79,591)   $   (91,329)   $  (33,804)   $ (1,444,464)  $   (900,888)
Net realized gain (loss) on sales of
  investments                                       (206,130)      (149,506)       22,901     (12,669,104)         7,368
Distributions from capital gains                          --             --            --              --             --
Net change in unrealized appreciation or
  depreciation of investments                      2,000,005      2,459,075       694,397      47,840,345         97,282
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        1,714,284      2,218,240       683,494      33,726,777       (796,238)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           806,598      1,042,338       244,591      15,206,535     22,718,182
Net transfers(1)                                   4,989,837      5,520,857     1,608,120     (14,883,304)   (27,628,506)
Transfers for policy loans                          (177,929)      (150,041)     (117,077)        (82,840)      (195,076)
Policy charges                                      (391,938)      (336,006)     (203,342)    (16,656,964)   (11,957,684)
Contract terminations:
    Surrender benefits                              (896,345)      (377,889)     (184,962)    (12,771,377)   (18,450,403)
    Death benefits                                   (34,513)            --            --        (185,755)      (204,773)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     4,295,710      5,699,259     1,347,330     (29,373,705)   (35,718,260)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    6,703,719      6,586,848     2,698,884     167,409,932    127,181,992
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $12,713,713    $14,504,347    $4,729,708    $171,763,004   $ 90,667,494
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             8,835,885      8,965,262     3,397,890     214,306,122    108,599,548
Contract purchase payments                           984,911      1,339,562       285,159      18,540,195     19,503,511
Net transfers(1)                                   5,885,071      6,886,762     1,936,823     (20,236,121)   (23,137,951)
Transfers for policy loans                          (228,440)      (188,485)     (153,849)        (63,501)      (173,607)
Policy charges                                      (485,129)      (428,065)     (239,526)    (20,308,554)   (10,262,433)
Contract terminations:
    Surrender benefits                            (1,108,728)      (486,215)     (214,082)    (15,287,744)   (15,911,833)
    Death benefits                                   (47,157)            --            --        (207,505)      (177,276)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  13,836,413     16,088,821     5,012,415     176,742,892     78,439,959
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 60    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                  COL VP         COL VP         COL VP         COL VP           COL VP
                                                 DIV BOND,     DIV EQ INC,      DYN EQ,     GLOBAL BOND,   GLOBAL INFLATION
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3           CL 3           CL 3        PROT SEC, CL 3
 OPERATIONS
Investment income (loss) -- net                $ 10,449,896   $ (2,817,599)  $ (2,123,012)  $    905,967     $  7,255,477
Net realized gain (loss) on sales of
  investments                                       (84,971)   (13,843,180)   (25,678,083)      (177,384)         (82,265)
Distributions from capital gains                         --             --             --             --            3,981
Net change in unrealized appreciation or
  depreciation of investments                    30,843,990     95,113,778     77,416,886      8,866,314       (2,204,875)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      41,208,915     78,452,999     49,615,791      9,594,897        4,972,318
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       40,372,093     45,349,433     31,687,484     11,774,739       11,837,636
Net transfers(1)                                 52,259,517    (21,795,055)   (26,285,446)     4,590,719       60,036,052
Transfers for policy loans                       (2,318,639)    (1,864,282)       159,671       (750,693)        (706,926)
Policy charges                                  (17,396,656)   (14,525,700)   (24,376,214)    (4,176,442)      (3,238,875)
Contract terminations:
    Surrender benefits                          (20,608,335)   (18,152,956)   (18,930,322)    (5,578,416)      (4,462,458)
    Death benefits                                 (106,441)       (58,836)      (320,188)       (21,415)         (27,275)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   52,201,539    (11,047,396)   (38,065,015)     5,838,492       63,438,154
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 287,709,922    297,728,602    249,703,244     94,219,167       52,470,318
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $381,120,376   $365,134,205   $261,254,020   $109,652,556     $120,880,790
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          221,288,531    268,901,866    494,270,741     60,052,009       48,769,469
Contract purchase payments                       28,966,409     39,961,872     62,265,981      7,229,612       10,684,818
Net transfers(1)                                 40,189,885    (18,009,218)   (60,921,473)     3,901,886       54,496,486
Transfers for policy loans                       (1,658,671)    (1,545,669)       530,709       (453,326)        (636,482)
Policy charges                                  (12,525,203)   (12,751,959)   (47,803,970)    (2,576,056)      (2,927,911)
Contract terminations:
    Surrender benefits                          (14,740,371)   (15,460,339)   (36,138,287)    (3,426,232)      (4,017,455)
    Death benefits                                  (86,204)       (51,966)      (524,281)       (13,213)         (24,520)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                261,434,376    261,044,587    411,679,420     64,714,680      106,344,405
---------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                     COL VP        COL VP        COL VP        COL VP        COL VP
                                                    HI YIELD      INC OPP,    MID CAP GRO   MID CAP VAL     S&P 500,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               BOND, CL 3       CL 3       OPP, CL 3     OPP, CL 3        CL 3
 OPERATIONS
Investment income (loss) -- net                   $ 5,502,123   $ 2,662,095   $   (92,456)   $  (67,595)  $  (320,990)
Net realized gain (loss) on sales of investments     (769,885)     (163,892)     (315,657)     (465,993)   (1,414,305)
Distributions from capital gains                           --            --            --            --            --
Net change in unrealized appreciation or
  depreciation of investments                      19,671,287    18,196,279     5,014,134     3,232,028    10,022,439
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  24,403,525    20,694,482     4,606,021     2,698,440     8,287,144
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          5,639,061    10,329,525     1,361,638     1,097,079     4,275,266
Net transfers(1)                                   (4,742,691)   38,269,614     2,335,265       724,312    (2,733,541)
Transfers for policy loans                           (370,990)     (559,668)      (66,384)      (40,443)     (181,567)
Policy charges                                     (2,953,177)   (2,640,957)     (584,522)     (310,290)   (1,787,426)
Contract terminations:
    Surrender benefits                             (3,947,092)   (3,349,090)     (667,875)     (312,966)   (2,205,433)
    Death benefits                                     (8,618)       (9,111)       (4,363)           --        (1,294)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (6,383,507)   42,040,313     2,373,759     1,157,692    (2,633,995)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    47,163,399    36,252,496     7,003,923     6,030,832    35,061,361
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $65,183,417   $98,987,291   $13,983,703    $9,886,964   $40,714,510
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             45,491,141    41,257,852     9,320,632     8,371,301    54,578,255
Contract purchase payments                          4,413,668     9,487,489     1,425,507     1,402,266     6,469,851
Net transfers(1)                                   (2,987,909)   34,761,653     1,949,067       770,326    (5,384,510)
Transfers for policy loans                           (288,907)     (505,447)      (65,516)      (45,238)     (241,367)
Policy charges                                     (2,289,962)   (2,421,615)     (604,233)     (391,905)   (2,677,976)
Contract terminations:
    Surrender benefits                             (2,968,409)   (2,996,370)     (657,030)     (376,001)   (3,198,453)
    Death benefits                                     (8,078)       (8,067)       (4,839)           --        (1,814)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   41,361,544    79,575,495    11,363,588     9,730,749    49,543,986
---------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 62    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                   COL VP           COL VP          COL VP          COL VP         COL VP
                                                    SHORT        LG CAP GRO,      SELECT LG       SELECT SM       EMER MKTS
YEAR ENDED DEC. 31, 2009 (CONTINUED)           DURATION, CL 3        CL 3       CAP VAL, CL 3   CAP VAL, CL 3     OPP, CL 3
 OPERATIONS
Investment income (loss) -- net                  $ 1,092,881    $    (625,822)    $   (9,324)    $  (111,437)   $   (398,219)
Net realized gain (loss) on sales of
  investments                                       (119,609)     (26,063,849)        (8,822)     (1,770,904)     (5,973,506)
Distributions from capital gains                          --               --             --              --              --
Net change in unrealized appreciation or
  depreciation of investments                      1,475,090       44,797,685        325,244       6,061,405      46,154,227
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        2,448,362       18,108,014        307,098       4,179,064      39,782,502
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         5,109,417       11,314,698        157,008       1,624,493      10,086,727
Net transfers(1)                                  11,051,984      (66,158,298)       506,129      (1,608,722)    (12,298,457)
Transfers for policy loans                          (558,412)        (473,355)        (5,053)        (41,683)       (625,674)
Policy charges                                    (3,554,940)      (3,133,090)       (42,635)       (685,448)     (2,929,912)
Contract terminations:
    Surrender benefits                            (3,937,915)      (3,735,197)       (28,661)       (870,693)     (4,051,788)
    Death benefits                                  (115,074)         (16,061)            --              --          (9,084)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     7,995,060      (62,201,303)       586,788      (1,582,053)     (9,828,188)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   50,877,486       89,490,983        506,674      12,009,825      61,313,100
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $61,320,908    $  45,397,694     $1,400,560     $14,606,836    $ 91,267,414
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            41,045,828      268,526,976        706,705      13,842,962      45,673,187
Contract purchase payments                         4,022,259       32,479,065        211,990       1,742,966       6,057,737
Net transfers(1)                                   9,110,103     (182,937,233)       721,713      (1,875,488)     (7,678,244)
Transfers for policy loans                          (436,415)      (1,305,632)        (5,613)        (44,590)       (335,083)
Policy charges                                    (2,795,622)      (8,838,801)       (55,513)       (731,893)     (1,741,403)
Contract terminations:
    Surrender benefits                            (3,117,368)     (10,218,908)       (37,378)       (880,164)     (2,256,426)
    Death benefits                                  (101,850)         (42,111)            --              --          (5,305)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  47,726,935       97,663,356      1,541,904      12,053,793      39,714,463
----------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    63

STATEMENTS OF CHANGES IN NET ASSETS



                                                    COL VP        VP DAVIS         VP GS        VP PTNRS        THIRD
                                                   INTL OPP,     NY VENTURE,   MID CAP VAL,   SM CAP VAL,        AVE
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 CL 3           CL 3           CL 3           CL 3           VAL
 OPERATIONS
Investment income (loss) -- net                  $    712,814   $   (728,254)    $ (4,038)    $  (624,450)  $   (488,292)
Net realized gain (loss) on sales of
  investments                                         935,758       (604,567)     (37,299)       (613,154)    (7,286,962)
Distributions from capital gains                           --             --           --              --     12,687,386
Net change in unrealized appreciation or
  depreciation of investments                      23,616,611     28,915,055      191,214      24,557,146     14,913,656
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  25,265,183     27,582,234      149,877      23,319,542     19,825,788
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          9,309,425     13,820,567       56,458      12,414,241      4,682,602
Net transfers(1)                                  (12,565,037)    45,758,493       85,027       5,418,107     (9,184,552)
Transfers for policy loans                           (490,460)      (700,257)      (6,174)       (536,256)      (286,036)
Policy charges                                     (7,666,352)    (3,087,708)     (19,456)     (2,805,636)    (2,665,264)
Contract terminations:
    Surrender benefits                             (8,341,432)    (3,920,810)     (61,790)     (3,331,495)    (3,908,956)
    Death benefits                                   (110,303)       (11,213)          --         (10,335)       (27,561)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (19,864,159)    51,859,072       54,065      11,148,626    (11,389,767)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   111,637,320     45,474,050      368,482      55,701,958     51,850,652
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $117,038,344   $124,915,356     $572,424     $90,170,126   $ 60,286,673
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            167,807,599     76,989,175      492,332      53,130,150     35,765,265
Contract purchase payments                         13,474,786     21,387,456       68,261      10,992,748      2,902,561
Net transfers(1)                                  (21,530,002)    72,989,259      103,089       5,059,975     (5,051,153)
Transfers for policy loans                           (623,520)    (1,016,601)      (5,711)       (435,321)      (158,169)
Policy charges                                    (11,046,458)    (4,753,396)     (24,115)     (2,465,115)    (1,631,575)
Contract terminations:
    Surrender benefits                            (11,726,114)    (5,762,031)     (74,784)     (2,814,227)    (2,336,278)
    Death benefits                                   (159,756)       (16,845)          --          (8,854)       (15,807)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  136,196,535    159,817,017      559,072      63,459,356     29,474,844
------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 64    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                WF ADV           WF ADV           WF ADV
                                                  WANGER         WANGER      VT CORE EQ,        VT INDEX       VT INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               INTL            USA           CL 2      ASSET ALLOC, CL 2       CL 2
 OPERATIONS
Investment income (loss) -- net                $  3,413,298   $   (876,217)  $    33,923       $   40,691      $   824,697
Net realized gain (loss) on sales of
  investments                                    (3,237,988)    (2,653,220)      (91,488)        (305,435)       1,197,558
Distributions from capital gains                         --             --            --               --               --
Net change in unrealized appreciation or
  depreciation of investments                    47,174,274     38,933,198     2,809,949          754,669        6,020,603
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      47,349,584     35,403,761     2,752,384          489,925        8,042,858
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       15,702,382     14,427,374     1,104,222          661,809        2,072,753
Net transfers(1)                                (24,471,515)    (7,485,948)    3,851,331         (501,152)      25,241,995
Transfers for policy loans                         (761,044)      (640,523)      (90,557)            (571)        (124,059)
Policy charges                                   (4,983,745)    (4,366,382)     (320,799)        (236,362)      (1,232,258)
Contract terminations:
    Surrender benefits                           (6,331,008)    (5,563,508)     (278,376)        (215,383)      (2,193,745)
    Death benefits                                   (9,574)       (16,131)         (508)              --          (27,567)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (20,854,504)    (3,645,118)    4,265,313         (291,659)      23,737,119
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 108,908,701     86,626,560     6,119,098        3,679,678               --
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $135,403,781   $118,385,203   $13,136,795       $3,877,944      $31,779,977
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          113,595,602     73,536,253     7,071,254        3,655,209               --
Contract purchase payments                       14,417,518     11,268,655     1,152,405          663,919        1,873,177
Net transfers(1)                                (22,594,969)    (5,279,758)    3,683,689         (510,044)      25,939,337
Transfers for policy loans                         (638,844)      (455,821)      (88,015)          (2,017)        (101,655)
Policy charges                                   (4,536,679)    (3,384,496)     (333,879)        (238,026)      (1,114,229)
Contract terminations:
    Surrender benefits                           (5,544,893)    (4,153,276)     (282,198)        (202,369)      (1,948,623)
    Death benefits                                   (8,685)       (13,020)         (609)              --          (26,360)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 94,689,050     71,518,537    11,202,647        3,366,672       24,621,647
--------------------------------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    65

STATEMENTS OF CHANGES IN NET ASSETS



                                                                           WF ADV        WF ADV
                                                                           VT OPP,     VT SM CAP
YEAR ENDED DEC. 31, 2009 (CONTINUED)                                        CL 2       GRO, CL 2
 OPERATIONS
Investment income (loss) -- net                                          $  (20,558)  $   (67,100)
Net realized gain (loss) on sales of investments                           (249,386)     (409,524)
Distributions from capital gains                                                 --            --
Net change in unrealized appreciation or depreciation of investments      1,138,173     3,595,891
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             868,229     3,119,267
-------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                                  330,414     1,142,514
Net transfers(1)                                                             32,048     1,180,746
Transfers for policy loans                                                    3,765       (58,701)
Policy charges                                                             (108,943)     (303,533)
Contract terminations:
    Surrender benefits                                                     (120,186)     (299,039)
    Death benefits                                                               --          (212)
-------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                              137,098     1,661,775
-------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           1,844,006     5,287,487
-------------------------------------------------------------------------------------------------
Net assets at end of year                                                $2,849,333   $10,068,529
-------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                    2,051,224     5,442,008
Contract purchase payments                                                  317,723       998,254
Net transfers(1)                                                               (834)      931,848
Transfers for policy loans                                                    3,711       (48,154)
Policy charges                                                             (104,148)     (264,141)
Contract terminations:
    Surrender benefits                                                     (104,705)     (241,213)
    Death benefits                                                               --          (285)
-------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          2,162,971     6,818,317
-------------------------------------------------------------------------------------------------





(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life's fixed account.



See accompanying notes to financial statements.



 66    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.

RiverSource(R) Single Premium Variable Life Insurance*
RiverSource Succession Select(R) Variable Life Insurance
RiverSource(R) Variable Second-To-Die Life Insurance*
RiverSource(R) Variable Universal Life
RiverSource(R) Variable Universal Life III
RiverSource(R) Variable Universal Life IV
RiverSource(R) Variable Universal Life IV - Estate Series
RiverSource(R) Single Premium Variable Life Insurance Policy (RVS SPVL)*

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts.


DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VP SRI Bal                 Calvert Variable Series, Inc. VP SRI Balanced Portfolio
                                     (previously Calvert Variable Series, Inc. VP SRI Social Balanced
                                     Portfolio)
Col VP Hi Inc, Cl 2                Columbia Variable Portfolio - High Income Fund, Class 2
                                     (previously Columbia High Yield Fund, Variable Series, Class B)
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio(1)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Invesco VI Cap Appr, Ser I         Invesco V.I. Capital Appreciation Fund, Series I Shares
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
Invesco VI Cap Dev, Ser I          Invesco V.I. Capital Development Fund, Series I Shares(2)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dyn, Ser I              Invesco V.I. Dynamics Fund, Series I Shares(2)
Invesco VI Fin Serv, Ser I         Invesco V.I. Financial Services Fund, Series I Shares(3)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Tech, Ser I             Invesco V.I. Technology Fund, Series I Shares

-





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    67

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VanK VI Comstock, Ser II   Invesco Van Kampen V.I. Comstock Fund, Series II Shares
                                     (previously Van Kampen Life Investment Trust Comstock Portfolio, Class
                                     II Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
MS UIF Global Real Est, Cl II      Morgan Stanley UIF Global Real Estate Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Global Real Estate Portfolio, Class II
                                     Shares)
MS UIF Mid Cap Gro, Cl II          Morgan Stanley UIF Mid Cap Growth Portfolio, Class II Shares
                                     (previously Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Srv
Oppen Main St Sm Mid Cap VA, Serv  Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA, Service Shares
                                     (previously Oppenheimer Main Street Small Cap Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Multi-Cap Gro, Cl IA        Putnam VT Multi-Cap Growth Fund - Class IA Shares
                                     (previously Putnam VT New Opportunities Fund - Class IA Shares)
Put VT Multi-Cap Gro, Cl IB        Putnam VT Multi-Cap Growth Fund - Class IB Shares(4)
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             Disciplined Asset Allocation Portfolios - Aggressive(5)
Disc Asset Alloc, Conserv          Disciplined Asset Allocation Portfolios - Conservative(6)
Disc Asset Alloc, Mod              Disciplined Asset Allocation Portfolios - Moderate(7)
Disc Asset Alloc, Mod Aggr         Disciplined Asset Allocation Portfolios - Moderately Aggressive(8)
Disc Asset Alloc, Mod Conserv      Disciplined Asset Allocation Portfolios - Moderately Conservative(9)
Col VP Bal, Cl 3                   Columbia Variable Portfolio - Balanced Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Balanced Fund (Class
                                     3))
Col VP Cash Mgmt, Cl 3             Columbia Variable Portfolio - Cash Management Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Cash Management Fund
                                     (Class 3))
Col VP Div Bond, Cl 3              Columbia Variable Portfolio - Diversified Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Bond Fund
                                     (Class 3))
Col VP Div Eq Inc, Cl 3            Columbia Variable Portfolio - Diversified Equity Income Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Diversified Equity
                                     Income Fund (Class 3))
Col VP Dyn Eq, Cl 3                Columbia Variable Portfolio - Dynamic Equity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (Class 3))
Col VP Global Bond, Cl 3           Columbia Variable Portfolio - Global Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Bond Fund
                                     (Class 3))
Col VP Global Inflation Prot Sec,  Columbia Variable Portfolio - Global Inflation Protected Securities Fund
  Cl 3                               (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Global Inflation
                                     Protected Securities Fund (Class 3))
Col VP Hi Yield Bond, Cl 3         Columbia Variable Portfolio - High Yield Bond Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - High Yield Bond Fund
                                     (Class 3))
Col VP Inc Opp, Cl 3               Columbia Variable Portfolio - Income Opportunities Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Income Opportunities
                                     Fund (Class 3))
Col VP Mid Cap Gro Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Growth Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
                                     (Class 3))
Col VP Mid Cap Val Opp, Cl 3       Columbia Variable Portfolio - Mid Cap Value Opportunity Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Mid Cap Value Fund
                                     (Class 3))
Col VP S&P 500, Cl 3               Columbia Variable Portfolio - S&P 500 Index Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - S&P 500 Index Fund
                                     (Class 3))
Col VP Short Duration, Cl 3        Columbia Variable Portfolio - Short Duration U.S. Government Fund (Class 3)
                                     (previously RVST RiverSource Variable Portfolio - Short Duration U.S.
                                     Government Fund (Class 3))
Col VP Lg Cap Gro, Cl 3            Columbia Variable Portfolio - Large Cap Growth Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Growth Fund (Class 3))
Col VP Select Lg Cap Val, Cl 3     Columbia Variable Portfolio - Select Large-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (Class 3))
Col VP Select Sm Cap Val, Cl 3     Columbia Variable Portfolio - Select Smaller-Cap Value Fund (Class 3)
                                     (previously RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (Class 3))
Col VP Emer Mkts Opp, Cl 3         Columbia Variable Portfolio - Emerging Markets Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - Emerging Markets Fund
                                     (Class 3))
Col VP Intl Opp, Cl 3              Columbia Variable Portfolio - International Opportunity Fund (Class 3)
                                     (previously RVST Threadneedle Variable Portfolio - International
                                     Opportunity Fund (Class 3))
VP Aggr, Cl 2                      Variable Portfolio - Aggressive Portfolio (Class 2)(5)
VP Aggr, Cl 4                      Variable Portfolio - Aggressive Portfolio (Class 4)

-





 68    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
VP Conserv, Cl 2                   Variable Portfolio - Conservative Portfolio (Class 2)(6)
VP Conserv, Cl 4                   Variable Portfolio - Conservative Portfolio (Class 4)
VP Davis NY Venture, Cl 3          Variable Portfolio - Davis New York Venture Fund (Class 3)
VP GS Mid Cap Val, Cl 3            Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
VP Mod, Cl 2                       Variable Portfolio - Moderate Portfolio (Class 2)(7)
VP Mod, Cl 4                       Variable Portfolio - Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2                  Variable Portfolio - Moderately Aggressive Portfolio (Class 2)(8)
VP Mod Aggr, Cl 4                  Variable Portfolio - Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2               Variable Portfolio - Moderately Conservative Portfolio (Class 2)(9)
VP Mod Conserv, Cl 4               Variable Portfolio - Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3          Variable Portfolio - Partners Small Cap Value Fund (Class 3)
Third Ave Val                      Third Avenue Value Portfolio
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Core Eq, Cl 2            Wells Fargo Advantage VT Core Equity Fund - Class 2
                                     (previously Evergreen VA Fundamental Large Cap Fund - Class 2)
WF Adv VT Index Asset Alloc, Cl 2  Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
WF Adv VT Intl Eq, Cl 2            Wells Fargo Advantage VT International Equity Fund - Class 2(10)
WF Adv VT Opp, Cl 2                Wells Fargo Advantage VT Opportunity Fund - Class 2
WF Adv VT Sm Cap Gro, Cl 2         Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
--------------------------------------------------------------------------------------------------------------





   (1) Credit Suisse Trust - U.S. Equity Flex III Portfolio reorganized into Credit Suisse Trust - U.S. Equity Flex I Portfolio on Oct. 2, 2009.
   (2) Invesco V.I. Dynamics Fund, Series I Shares is scheduled to be merged into Invesco V.I. Capital Development Fund, Series I Shares on April 29, 2011.
   (3) Invesco V.I. Financial Services Fund, Series I Shares is scheduled to be merged into Invesco V.I. Dividend Growth Fund, Series I Shares on April 29, 2011.
   (4) Putnam VT Vista Fund - Class IB Shares merged into Putnam VT Multi-Cap Growth Fund - Class IB Shares on Sept. 24, 2010.

   (5) Disciplined Asset Allocation Portfolios - Aggressive is scheduled to be merged into Variable Portfolio - Aggressive Portfolio (Class 2) on April 29, 2011.


   (6) Disciplined Asset Allocation Portfolios - Conservative is scheduled to be merged into Variable Portfolio - Conservative Portfolio (Class 2) on April 29, 2011.


   (7) Disciplined Asset Allocation Portfolios - Moderate is scheduled to be merged into Variable Portfolio - Moderate Portfolio (Class 2) on April 29, 2011.


   (8) Disciplined Asset Allocation Portfolios - Moderately Aggressive is scheduled to be merged into Variable Portfolio - Moderately Aggressive Portfolio (Class 2) on April 29, 2011.


   (9) Disciplined Asset Allocation Portfolios - Moderately Conservative is scheduled to be merged into Variable Portfolio - Moderately Conservative Portfolio (Class 2) on April 29, 2011.


  (10) Evergreen VA International Equity Fund - Class 2 merged into Wells Fargo Advantage VT International Core Fund on July 16, 2010. In addition, Wells Fargo Advantage VT International Core Fund changed its name to Wells Fargo Advantage VT International Equity Fund - Class 2. The historical financial information for Evergreen VA International Equity Fund - Class 2 was retained from the inception date to the date of the merger.


The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the distributor of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value

                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    69
which is the net asset value per share as determined by the respective Funds. There were no transfers between levels as of Dec. 31, 2010.

FEDERAL INCOME TAXES
RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES
RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.45%, 0.50% or 0.90% of the average daily net assets of each subaccount depending on the product selected.

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES
A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.


RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.


Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge an administrative charge or a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES
RiverSource Life will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

On May 1, 2010, Ameriprise Financial announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction). In connection with the Columbia Transaction, effective May 1, 2010, certain Fund's investment manager, RiverSource Investments, LLC, a wholly owned subsidiary of Ameriprise Financial, changed its name to Columbia Management Investment Advisers, LLC. Certain divisions invest in Funds managed by Columbia Management Investment Advisers, LLC and Columbia Wanger Asset Management, LLC, both affiliates of Ameriprise Financial.


 70    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

The following table reflects fees paid by certain funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund's Annual Report.

FEE AGREEMENT:                  FEES PAID TO:
----------------------------------------------------------------------------------------
Investment Management Services
Agreement                       Columbia Management Investment Advisers, LLC
========================================================================================
Administrative Services
Agreement                       Ameriprise Financial
========================================================================================
Transfer Agency and Servicing
Agreement                       Columbia Management Investment Services Corp.
                                  (previously RiverSource Service Corporation)
========================================================================================
Plan and Agreement of
Distribution Pursuant to Rule
12b-1                           Columbia Management Investment Distributors, Inc.
                                  (previously RiverSource Distributors, Inc.)
========================================================================================




During the second quarter of 2010, assets of policyholders participating in the Portfolio Navigator program were reallocated to affiliated fund of funds investment options that corresponded to their model portfolio, pursuant to their consent. This reallocation in part resulted in a movement of assets from non-affiliated funds and RiverSource Life's general account to affiliated funds.


7. INVESTMENT TRANSACTIONS

The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2010 were as follows:


DIVISION                               PURCHASES
---------------------------------------------------
AB VPS Gro & Inc, Cl B                 $  1,028,542
AB VPS Intl Val, Cl B                     7,710,096
AB VPS Lg Cap Gro, Cl B                     838,396
AC VP Intl, Cl I                          3,235,190
AC VP Intl, Cl II                           644,578
AC VP Val, Cl I                           9,905,377
AC VP Val, Cl II                          1,988,351
Calvert VP SRI Bal                        1,187,131
Col VP Hi Inc, Cl 2                       2,274,623
CS Commodity Return                       4,137,159
CS U.S. Eq Flex I                         3,818,333
EV VT Floating-Rate Inc                  14,009,751
Fid VIP Contrafund, Serv Cl 2            12,248,671
Fid VIP Gro & Inc, Serv Cl                6,984,516
Fid VIP Gro & Inc, Serv Cl 2              1,124,134
Fid VIP Mid Cap, Serv Cl                 23,327,907
Fid VIP Mid Cap, Serv Cl 2                3,529,712
Fid VIP Overseas, Serv Cl                 4,240,832
Fid VIP Overseas, Serv Cl 2                 906,658
FTVIPT Frank Global Real Est, Cl 2        5,275,836
FTVIPT Frank Sm Cap Val, Cl 2             3,441,599
FTVIPT Mutual Shares Sec, Cl 2            2,732,605
GS VIT Mid Cap Val, Inst                 10,572,077
GS VIT Structd Sm Cap Eq, Inst              931,982
GS VIT Structd U.S. Eq, Inst              3,977,246
Invesco VI Cap Appr, Ser I                1,941,944
Invesco VI Cap Appr, Ser II                 458,059
Invesco VI Cap Dev, Ser I                 1,161,712
Invesco VI Cap Dev, Ser II                  175,324
Invesco VI Core Eq, Ser I                20,718,032
Invesco VI Dyn, Ser I                       150,303
Invesco VI Fin Serv, Ser I                  965,908
Invesco VI Intl Gro, Ser II              10,372,801
Invesco VI Tech, Ser I                    1,448,218
Invesco VanK VI Comstock, Ser II          4,518,294
Janus Aspen Enterprise, Serv              2,963,440
Janus Aspen Global Tech, Serv             3,580,330
Janus Aspen Janus, Serv                   8,930,400
Janus Aspen Overseas, Serv               13,389,478
MFS Inv Gro Stock, Serv Cl               12,264,633
MFS New Dis, Serv Cl                      3,298,367
MFS Utilities, Serv Cl                    3,309,653
MS UIF Global Real Est, Cl II             4,413,762
MS UIF Mid Cap Gro, Cl II                 2,701,713
Oppen Global Sec VA, Serv                 1,985,415
Oppen Global Strategic Inc VA, Srv       29,622,403
Oppen Main St Sm Mid Cap VA, Serv           959,325
PIMCO VIT All Asset, Advisor Cl          15,974,520
Put VT Global Hlth Care, Cl IB              834,288
Put VT Hi Yield, Cl IB                    2,890,697
Put VT Intl Eq, Cl IB                       352,363
Put VT Multi-Cap Gro, Cl IA              15,988,923
Put VT Multi-Cap Gro, Cl IB               7,339,546
Royce Micro-Cap, Invest Cl               10,927,345
Disc Asset Alloc, Aggr                    7,481,553
Disc Asset Alloc, Conserv                 4,945,704
Disc Asset Alloc, Mod                    20,245,334
Disc Asset Alloc, Mod Aggr               19,944,485
Disc Asset Alloc, Mod Conserv             8,018,299
Col VP Bal, Cl 3                        194,597,304
Col VP Cash Mgmt, Cl 3                  107,029,120
Col VP Div Bond, Cl 3                   416,081,100
Col VP Div Eq Inc, Cl 3                 429,352,054
Col VP Dyn Eq, Cl 3                     331,492,680
Col VP Global Bond, Cl 3                126,606,808
Col VP Global Inflation Prot Sec, Cl
  3                                     146,849,515
Col VP Hi Yield Bond, Cl 3               71,441,897
Col VP Inc Opp, Cl 3                    102,167,089
Col VP Mid Cap Gro Opp, Cl 3             16,709,008
Col VP Mid Cap Val Opp, Cl 3             12,778,657
Col VP S&P 500, Cl 3                     44,538,912
Col VP Short Duration, Cl 3              71,772,540
Col VP Lg Cap Gro, Cl 3                  52,021,324
Col VP Select Lg Cap Val, Cl 3            4,208,208
Col VP Select Sm Cap Val, Cl 3           19,538,731
Col VP Emer Mkts Opp, Cl 3               97,983,973
Col VP Intl Opp, Cl 3                   104,952,053
VP Aggr, Cl 2                            23,171,955
VP Aggr, Cl 4                           241,789,888
VP Conserv, Cl 2                          4,625,366
VP Conserv, Cl 4                         34,333,751
VP Davis NY Venture, Cl 3               132,588,709
VP GS Mid Cap Val, Cl 3                   1,186,586
VP Mod, Cl 2                             61,978,263
VP Mod, Cl 4                            627,075,714
VP Mod Aggr, Cl 2                        65,088,520
VP Mod Aggr, Cl 4                       904,075,498
VP Mod Conserv, Cl 2                     14,107,122
VP Mod Conserv, Cl 4                    112,381,165
VP Ptnrs Sm Cap Val, Cl 3                97,282,589
Third Ave Val                             9,561,963
Wanger Intl                              13,242,476
Wanger USA                                8,505,040
WF Adv VT Core Eq, Cl 2                   4,612,839
WF Adv VT Index Asset Alloc, Cl 2           504,511
WF Adv VT Intl Eq, Cl 2                   7,560,489
WF Adv VT Opp, Cl 2                         634,521
WF Adv VT Sm Cap Gro, Cl 2                2,108,740
---------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    71

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at Dec. 31, 2010:


                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.41             $1.61             $1.58             $1.66             $  --
0.65%                                               --                --                --                --                --
0.90%                                             1.10              1.51              0.94              0.93              1.49
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP            CALVERT           COL VP              CS
                                                 VAL,              VAL,               VP              HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II            SRI BAL            CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.47             $  --             $1.43             $1.54             $1.47
0.65%                                               --                --                --                --                --
0.90%                                             1.61              1.37              1.07              1.27              1.01
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.60             $1.48             $1.71             $1.59             $  --
0.65%                                               --                --                --                --                --
0.90%                                             1.11              1.10              0.96              1.04              1.24
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,     GLOBAL REAL EST,
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2           CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.89             $  --             $1.62             $  --             $1.65
0.65%                                               --                --                --                --                --
0.90%                                             2.71              2.27              1.08              1.51              1.87
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK         FTVIPT            GS VIT            GS VIT            GS VIT
                                              SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.
SUBACCOUNT                                       CL 2            SEC, CL 2           INST            EQ, INST          EQ, INST
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.85             $1.47             $1.76             $1.86             $1.48
0.65%                                               --                --                --                --                --
0.90%                                             2.41              1.30              2.68              1.53              0.86
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.44             $  --             $1.75             $  --             $1.51
0.65%                                               --                --                --                --                --
0.90%                                             0.67              1.07              1.31              1.38              1.87
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,        VI COMSTOCK,
SUBACCOUNT                                       SER I             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.45%                                            $  --             $1.86             $1.62             $1.99             $1.66
0.65%                                               --                --                --                --                --
0.90%                                             1.50              0.60              0.91              1.25              0.85
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN           MFS
                                              ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,      INV GRO STOCK,
SUBACCOUNT                                       SERV           TECH, SERV           SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.92             $2.03             $1.62             $2.34             $1.64
0.65%                                               --                --                --                --                --
0.90%                                             0.76              0.57              0.95              1.84              0.75
-----------------------------------------------------------------------------------------------------------------------------------





 72    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                  MFS               MFS             MS UIF        MS UIF MID CAP         OPPEN
                                               NEW DIS,         UTILITIES,        GLOBAL REAL          GRO,           GLOBAL SEC
SUBACCOUNT                                      SERV CL           SERV CL         EST, CL II           CL II           VA, SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                            $2.40             $1.55             $2.00             $2.20             $1.75
0.65%                                               --                --                --                --                --
0.90%                                             1.31              2.65              0.81              1.17              1.24
-----------------------------------------------------------------------------------------------------------------------------------

                                             OPPEN GLOBAL      OPPEN MAIN ST         PIMCO            PUT VT            PUT VT
                                             STRATEGIC INC      SM MID CAP      VIT ALL ASSET,      GLOBAL HLTH        HI YIELD,
SUBACCOUNT                                      VA, SRV          VA, SERV         ADVISOR CL        CARE, CL IB          CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.36             $1.88             $1.42             $1.29             $1.63
0.65%                                               --                --                --                --                --
0.90%                                             1.31              1.19              1.18              1.26              1.76
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB          GRO, CL IA        GRO, CL IB         INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.55             $1.65             $1.13             $2.20             $1.48
0.65%                                               --                --                --                --                --
0.90%                                             1.35              1.47              1.13              3.29              0.97
-----------------------------------------------------------------------------------------------------------------------------------

                                                 DISC              DISC              DISC              DISC               COL
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,         VP BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.30             $1.39             $1.44             $1.34             $1.47
0.65%                                               --                --                --                --              1.23
0.90%                                             1.05              0.99              0.98              1.02              1.07
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                              CASH MGMT,         DIV BOND,        DIV EQ INC,         DYN EQ,        GLOBAL BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $0.99             $1.22             $1.63             $1.61             $1.21
0.65%                                             1.11              1.29                --              1.09                --
0.90%                                             1.15              1.59              1.62              0.72              1.83
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL        COL VP            COL VP            COL VP            COL VP
                                            INFLATION PROT       HI YIELD          INC OPP,         MID CAP GRO       MID CAP VAL
SUBACCOUNT                                     SEC, CL 3        BOND, CL 3           CL 3            OPP, CL 3         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.12             $1.66             $1.52             $2.18             $1.85
0.65%                                               --                --                --                --                --
0.90%                                             1.18              1.79              1.39              1.52              1.22
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               S&P 500,            SHORT          LG CAP GRO,        SELECT LG         SELECT SM
SUBACCOUNT                                       CL 3         DURATION, CL 3         CL 3          CAP VAL, CL 3     CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.56             $1.07             $1.68             $1.67             $1.93
0.65%                                               --              1.14                --                --                --
0.90%                                             0.91              1.33              0.53              1.07              1.51
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP              VP                VP                VP
                                               EMER MKTS         INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $2.31             $1.62             $1.13             $1.13             $1.05
0.65%                                               --                --                --                --                --
0.90%                                             2.75              0.95              1.12              1.12              1.05
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    73

                                                  VP             VP DAVIS            VP GS              VP                VP
                                               CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.05             $1.62             $1.78             $1.10             $1.10
0.65%                                               --                --                --                --                --
0.90%                                             1.05              0.85              1.22              1.09              1.09
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP              VP MOD            VP MOD           VP PTNRS
                                               MOD AGGR,         MOD AGGR,         CONSERV,          CONSERV,         SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.12             $1.12             $1.07             $1.07             $1.85
0.65%                                               --                --                --                --                --
0.90%                                             1.11              1.11              1.07              1.07              1.75
-----------------------------------------------------------------------------------------------------------------------------------

                                                 THIRD                                            WF ADV VT CORE    WF ADV VT INDEX
                                                  AVE             WANGER            WANGER              EQ,              ASSET
SUBACCOUNT                                        VAL              INTL               USA              CL 2           ALLOC, CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                            $1.79             $2.01             $1.87             $1.73             $  --
0.65%                                               --                --                --                --                --
0.90%                                             2.36              1.76              2.03              1.34              1.29
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    WF ADV            WF ADV            WF ADV
                                                                                  VT INTL EQ,           VT             VT SM CAP
SUBACCOUNT                                                                           CL 2            OPP, CL 2         GRO, CL 2
                                                                               ----------------------------------------------------
0.45%                                                                                $1.50             $1.93             $2.16
0.65%                                                                                   --                --                --
0.90%                                                                                 1.49              1.61              1.85
-----------------------------------------------------------------------------------------------------------------------------------



The following is a summary of units outstanding at Dec. 31, 2010:


                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                            140,855         2,121,630           250,147         2,076,465                --
0.65%                                                 --                --                --                --                --
0.90%                                         13,516,054        36,348,778         1,707,484        15,380,000         5,535,531
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         13,656,909        38,470,408         1,957,631        17,456,465         5,535,531
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP            CALVERT           COL VP              CS
                                                 VAL,              VAL,               VP              HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II            SRI BAL            CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                         10,198,387                --           716,522           392,933         1,674,015
0.65%                                                 --                --                --                --                --
0.90%                                         27,448,902        14,867,643         5,712,064         4,905,157        11,536,374
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         37,647,289        14,867,643         6,428,586         5,298,090        13,210,389
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                          3,583,931         1,800,468         6,130,392         5,898,056                --
0.65%                                                 --                --                --                --                --
0.90%                                          3,686,758        13,669,319        62,157,463        41,624,589        19,914,630
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,270,689        15,469,787        68,287,855        47,522,645        19,914,630
-----------------------------------------------------------------------------------------------------------------------------------





 74    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,        GLOBAL REAL
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2         EST, CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         17,789,425                --         3,287,199                --         3,333,451
0.65%                                                 --                --                --                --                --
0.90%                                         43,064,796        32,953,074        19,084,009         9,418,020        22,806,480
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         60,854,221        32,953,074        22,371,208         9,418,020        26,139,931
-----------------------------------------------------------------------------------------------------------------------------------

                                             FTVIPT FRANK         FTVIPT            GS VIT            GS VIT            GS VIT
                                              SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.
SUBACCOUNT                                       CL 2            SEC, CL 2           INST            EQ, INST          EQ, INST
                                           ----------------------------------------------------------------------------------------
0.45%                                          2,373,893           872,965         8,054,895           559,242         3,069,302
0.65%                                                 --                --                --                --                --
0.90%                                         14,112,537        14,334,040        32,912,346         2,980,365        35,224,606
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         16,486,430        15,207,005        40,967,241         3,539,607        38,293,908
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                          1,748,630                --           901,189                --        24,838,642
0.65%                                                 --                --                --                --                --
0.90%                                         13,316,506         7,524,002         4,043,634         2,518,547        55,448,106
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,065,136         7,524,002         4,944,823         2,518,547        80,286,748
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,        VI COMSTOCK,
SUBACCOUNT                                       SER I             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.45%                                                 --           153,246         2,542,712           269,024           461,311
0.65%                                                 --                --                --                --                --
0.90%                                            542,470         5,506,520        14,913,798         3,333,054         4,903,199
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            542,470         5,659,766        17,456,510         3,602,078         5,364,510
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN           MFS
                                              ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,      INV GRO STOCK,
SUBACCOUNT                                       SERV           TECH, SERV           SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                          1,991,052         1,562,020           877,803         8,289,448         2,429,655
0.65%                                                 --                --                --                --                --
0.90%                                          8,708,608        16,508,223         9,018,330        49,750,346        31,144,006
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         10,699,660        18,070,243         9,896,133        58,039,794        33,573,661
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS          MS UIF GLOBAL    MS UIF MID CAP         OPPEN
                                               NEW DIS,         UTILITIES,           REAL              GRO,           GLOBAL SEC
SUBACCOUNT                                      SERV CL           SERV CL         EST, CL II           CL II           VA, SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                          1,494,285         1,222,103           657,470           446,579           328,731
0.65%                                                 --                --                --                --                --
0.90%                                         14,469,951         6,658,431         8,842,131         5,679,662         4,744,362
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,964,236         7,880,534         9,499,601         6,126,241         5,073,093
-----------------------------------------------------------------------------------------------------------------------------------

                                             OPPEN GLOBAL    OPPEN MAIN ST SM        PIMCO            PUT VT            PUT VT
                                             STRATEGIC INC        MID CAP       VIT ALL ASSET,      GLOBAL HLTH        HI YIELD,
SUBACCOUNT                                      VA, SRV          VA, SERV         ADVISOR CL        CARE, CL IB          CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                          5,879,414           264,935         3,015,526           178,849         1,759,836
0.65%                                                 --                --                --                --                --
0.90%                                         40,267,551         4,851,198        16,716,863         2,577,774         4,506,365
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         46,146,965         5,116,133        19,732,389         2,756,623         6,266,201
-----------------------------------------------------------------------------------------------------------------------------------




                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    75

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB          GRO, CL IA        GRO, CL IB         INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.45%                                             28,564         17,427,078         1,659,243         7,520,724           726,128
0.65%                                                 --                 --                --                --                --
0.90%                                          1,976,153         44,405,636         4,417,902        17,601,648         5,695,191
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          2,004,717         61,832,714         6,077,145        25,122,372         6,421,319
-----------------------------------------------------------------------------------------------------------------------------------

                                                 DISC              DISC              DISC              DISC               COL
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,         VP BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                            242,394          1,703,689         2,412,775           501,406         8,669,521
0.65%                                                 --                 --                --                --         7,153,782
0.90%                                          3,294,143         14,140,034        14,148,435         5,414,323       133,140,240
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,536,537         15,843,723        16,561,210         5,915,729       148,963,543
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP CASH         COL VP            COL VP            COL VP         COL VP GLOBAL
                                                 MGMT,           DIV BOND,        DIV EQ INC,         DYN EQ,            BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                          9,394,084         15,000,750        19,477,623        22,175,313         5,460,964
0.65%                                            688,550          1,595,507                --         2,343,058                --
0.90%                                         55,568,110         86,066,197       124,914,425       311,598,866        21,626,165
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         65,650,744        102,662,454       144,392,048       336,117,237        27,087,129
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL        COL VP            COL VP        COL VP MID CAP    COL VP MID CAP
                                            INFLATION PROT       HI YIELD          INC OPP,             GRO               VAL
SUBACCOUNT                                     SEC, CL 3        BOND, CL 3           CL 3            OPP, CL 3         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                          2,131,904          4,514,760         1,294,061         1,213,693           564,775
0.65%                                                 --                 --                --                --                --
0.90%                                         11,834,574         31,233,853         9,438,774         8,832,936         7,703,285
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         13,966,478         35,748,613        10,732,835        10,046,629         8,268,060
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP         COL VP LG CAP     COL VP SELECT
                                               S&P 500,            SHORT             GRO,           LG CAP VAL,    COL VP SELECT SM
SUBACCOUNT                                       CL 3         DURATION, CL 3         CL 3              CL 3          CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                          3,882,087          4,886,510         3,738,863           244,979         1,052,786
0.65%                                                 --            730,724                --                --                --
0.90%                                         37,835,697         26,848,911        72,586,213         2,960,201         9,384,851
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         41,717,784         32,466,145        76,325,076         3,205,180        10,437,637
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  COL VP              VP                VP                VP
                                           COL VP EMER MKTS      INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                          4,097,210         10,113,631         2,965,390        21,032,033           354,380
0.65%                                                 --                 --                --                --                --
0.90%                                         21,426,330        100,140,902        19,601,323       207,638,723         3,597,638
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         25,523,540        110,254,533        22,566,713       228,670,756         3,952,018
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP             VP DAVIS            VP GS              VP                VP
                                               CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                          5,268,211            410,994            73,489         6,648,380        66,233,038
0.65%                                                 --                 --                --                --                --
0.90%                                         21,573,324          4,005,015           789,856        53,331,072       524,693,434
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         26,841,535          4,416,009           863,345        59,979,452       590,926,472
-----------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                  VP                VP                VP                VP             VP PTNRS
                                               MOD AGGR,         MOD AGGR,       MOD CONSERV,      MOD CONSERV,       SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4              CL 2              CL 4              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                          6,948,661         77,859,235        1,115,747         15,000,645          471,118
0.65%                                                 --                 --               --                 --               --
0.90%                                         55,083,044        782,062,120       12,046,839         86,587,093        9,083,239
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         62,031,705        859,921,355       13,162,586        101,587,738        9,554,357
-----------------------------------------------------------------------------------------------------------------------------------

                                                 THIRD                                            WF ADV VT CORE       WF ADV VT
                                                  AVE             WANGER            WANGER              EQ,           INDEX ASSET
SUBACCOUNT                                        VAL              INTL               USA              CL 2           ALLOC, CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                          6,527,066          7,706,980        5,690,173          1,360,880               --
0.65%                                                 --                 --               --                 --               --
0.90%                                         18,977,528         51,881,917       42,449,908         10,942,680        3,134,714
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         25,504,594         59,588,897       48,140,081         12,303,560        3,134,714
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    WF ADV            WF ADV            WF ADV
                                                                                  VT INTL EQ,           VT             VT SM CAP
SUBACCOUNT                                                                           CL 2            OPP, CL 2         GRO, CL 2
                                                                               ----------------------------------------------------
0.45%                                                                              6,210,507             60,627          600,837
0.65%                                                                                     --                 --               --
0.90%                                                                             14,455,222          2,137,295        6,357,765
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                             20,665,729          2,197,922        6,958,602
-----------------------------------------------------------------------------------------------------------------------------------



The following is a summary of net assets at Dec. 31, 2010:


                                                AB VPS            AB VPS            AB VPS             AC VP             AC VP
                                              GRO & INC,         INTL VAL,        LG CAP GRO,          INTL,             INTL,
SUBACCOUNT                                       CL B              CL B              CL B              CL I              CL II
                                           ----------------------------------------------------------------------------------------
0.45%                                        $    197,984       $ 3,416,282       $   395,204       $ 3,450,658       $        --
0.65%                                                  --                --                --                --                --
0.90%                                          14,926,579        54,931,881         1,602,850        14,367,286         8,258,513
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 15,124,563       $58,348,163       $ 1,998,054       $17,817,944       $ 8,258,513
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP             AC VP            CALVERT           COL VP              CS
                                                 VAL,              VAL,               VP              HI INC,          COMMODITY
SUBACCOUNT                                       CL I              CL II            SRI BAL            CL 2             RETURN
                                           ----------------------------------------------------------------------------------------
0.45%                                        $ 14,959,713       $        --       $ 1,025,607       $   603,306       $ 2,462,194
0.65%                                                  --                --                --                --                --
0.90%                                          44,312,704        20,390,989         6,101,044         6,245,071        11,648,147
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 59,272,417       $20,390,989       $ 7,126,651       $ 6,848,377       $14,110,341
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS               EV VT            FID VIP           FID VIP           FID VIP
                                                U.S. EQ        FLOATING-RATE      CONTRAFUND,       GRO & INC,        GRO & INC,
SUBACCOUNT                                      FLEX I              INC            SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                        $  5,746,253       $ 2,658,392       $10,485,082       $ 9,350,317       $        --
0.65%                                                  --                --                --                --                --
0.90%                                           4,079,852        14,987,375        59,411,971        43,237,952        24,628,138
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $  9,826,105       $17,645,767       $69,897,053       $52,588,269       $24,628,138
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP        FTVIPT FRANK
                                               MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,        GLOBAL REAL
SUBACCOUNT                                      SERV CL          SERV CL 2          SERV CL          SERV CL 2         EST, CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                        $ 33,573,105       $        --       $ 5,313,261       $        --       $ 5,501,725
0.65%                                                  --                --                --                --                --
0.90%                                         116,814,539        74,911,164        20,687,222        14,232,982        42,723,634
-----------------------------------------------------------------------------------------------------------------------------------
Total                                        $150,387,644       $74,911,164       $26,000,483       $14,232,982       $48,225,359
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    77

                                             FTVIPT FRANK         FTVIPT            GS VIT            GS VIT            GS VIT
                                              SM CAP VAL,      MUTUAL SHARES     MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.
SUBACCOUNT                                       CL 2            SEC, CL 2           INST            EQ, INST          EQ, INST
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 4,382,911       $ 1,286,377      $ 14,174,167      $  1,042,304      $  4,540,158
0.65%                                                  --                --                --                --                --
0.90%                                          34,061,043        18,571,355        88,162,406         4,552,437        30,427,373
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $38,443,954       $19,857,732      $102,336,573      $  5,594,741      $ 34,967,531
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO           INVESCO
                                             VI CAP APPR,      VI CAP APPR,       VI CAP DEV,       VI CAP DEV,       VI CORE EQ,
SUBACCOUNT                                       SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 2,518,057       $        --      $  1,578,787      $         --      $ 37,413,379
0.65%                                                  --                --                --                --                --
0.90%                                           8,914,297         8,043,824         5,306,862         3,471,462       103,888,661
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $11,432,354       $ 8,043,824      $  6,885,649      $  3,471,462      $141,302,040
-----------------------------------------------------------------------------------------------------------------------------------

                                                INVESCO           INVESCO           INVESCO           INVESCO        INVESCO VANK
                                                VI DYN,        VI FIN SERV,      VI INTL GRO,        VI TECH,        VI COMSTOCK,
SUBACCOUNT                                       SER I             SER I            SER II             SER I            SER II
                                           ----------------------------------------------------------------------------------------
0.45%                                         $        --       $   284,815      $  4,125,434      $    535,749      $    763,976
0.65%                                                  --                --                --                --                --
0.90%                                             816,143         3,299,893        13,604,656         4,175,811         4,158,465
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $   816,143       $ 3,584,708      $ 17,730,090      $  4,711,560      $  4,922,441
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN       JANUS ASPEN       JANUS ASPEN           MFS
                                              ENTERPRISE,         GLOBAL            JANUS,           OVERSEAS,      INV GRO STOCK,
SUBACCOUNT                                       SERV           TECH, SERV           SERV              SERV             SERV CL
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 3,814,447       $ 3,175,500      $  1,419,925      $ 19,364,451      $  3,993,222
0.65%                                                  --                --                --                --                --
0.90%                                           6,633,297         9,471,865         8,525,303        91,364,604        23,288,079
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $10,447,744       $12,647,365      $  9,945,228      $110,729,055      $ 27,281,301
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS          MS UIF GLOBAL    MS UIF MID CAP         OPPEN
                                               NEW DIS,         UTILITIES,           REAL              GRO,           GLOBAL SEC
SUBACCOUNT                                      SERV CL           SERV CL         EST, CL II           CL II           VA, SERV
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 3,580,445       $ 1,895,538      $  1,318,318      $    984,615      $    576,809
0.65%                                                  --                --                --                --                --
0.90%                                          19,011,641        17,637,202         7,199,408         6,646,825         5,880,765
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $22,592,086       $19,532,740      $  8,517,726      $  7,631,440      $  6,457,574
-----------------------------------------------------------------------------------------------------------------------------------

                                             OPPEN GLOBAL      OPPEN MAIN ST         PIMCO            PUT VT            PUT VT
                                               STRATEGIC        SM MID CAP      VIT ALL ASSET,      GLOBAL HLTH        HI YIELD,
SUBACCOUNT                                    INC VA, SRV        VA, SERV         ADVISOR CL        CARE, CL IB          CL IB
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 8,007,800       $   497,880      $  4,278,130      $    230,568      $  2,866,778
0.65%                                                  --                --                --                --                --
0.90%                                          52,591,973         5,787,500        19,754,914         3,242,814         7,929,910
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $60,599,773       $ 6,285,380      $ 24,033,044      $  3,473,382      $ 10,796,688
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT            PUT VT             ROYCE             DISC
                                               INTL EQ,          MULTI-CAP         MULTI-CAP        MICRO-CAP,       ASSET ALLOC,
SUBACCOUNT                                       CL IB          GRO, CL IA        GRO, CL IB         INVEST CL           AGGR
                                           ----------------------------------------------------------------------------------------
0.45%                                         $    44,391       $28,698,734      $  1,877,836      $ 16,518,396      $  1,075,980
0.65%                                                  --                --                --                --                --
0.90%                                           2,661,994        65,219,158         4,994,098        57,969,479         5,520,879
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 2,706,385       $93,917,892      $  6,871,934      $ 74,487,875      $  6,596,859
-----------------------------------------------------------------------------------------------------------------------------------




 78    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                 DISC              DISC              DISC              DISC               COL
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,         VP BAL,
SUBACCOUNT                                      CONSERV             MOD            MOD AGGR         MOD CONSERV          CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $   313,885      $  2,371,667      $  3,467,061      $    672,668      $ 12,745,718
0.65%                                                  --                --                --                --         8,832,645
0.90%                                           3,454,314        14,038,560        13,894,145         5,508,247       141,919,080
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $ 3,768,199      $ 16,410,227      $ 17,361,206      $  6,180,915      $163,497,443
-----------------------------------------------------------------------------------------------------------------------------------

                                              COL VP CASH         COL VP            COL VP            COL VP         COL VP GLOBAL
                                                 MGMT,           DIV BOND,        DIV EQ INC,         DYN EQ,            BOND,
SUBACCOUNT                                       CL 3              CL 3              CL 3              CL 3              CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 9,324,461      $ 18,340,157      $ 31,771,991      $ 35,724,107      $  6,591,232
0.65%                                             763,825         2,065,219                --         2,545,234                --
0.90%                                          64,042,466       136,431,354       202,278,039       224,514,873        39,561,261
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $74,130,752      $156,836,730      $234,050,030      $262,784,214      $ 46,152,493
-----------------------------------------------------------------------------------------------------------------------------------

                                             COL VP GLOBAL        COL VP            COL VP            COL VP            COL VP
                                            INFLATION PROT       HI YIELD          INC OPP,         MID CAP GRO       MID CAP VAL
SUBACCOUNT                                     SEC, CL 3        BOND, CL 3           CL 3            OPP, CL 3         OPP, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 2,377,792      $  7,504,778      $  1,960,862      $  2,646,607      $  1,044,881
0.65%                                                  --                --                --                --                --
0.90%                                          13,912,271        55,760,764        13,112,086        13,452,008         9,410,851
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $16,290,063      $ 63,265,542      $ 15,072,948      $ 16,098,615      $ 10,455,732
-----------------------------------------------------------------------------------------------------------------------------------

                                                COL VP            COL VP            COL VP            COL VP            COL VP
                                               S&P 500,            SHORT          LG CAP GRO,        SELECT LG         SELECT SM
SUBACCOUNT                                       CL 3         DURATION, CL 3         CL 3          CAP VAL, CL 3     CAP VAL, CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 6,062,524      $  5,245,015      $  6,297,782      $    409,779      $  2,027,762
0.65%                                                  --           830,435                --                --                --
0.90%                                          34,499,996        35,658,320        38,132,977         3,168,165        14,176,800
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $40,562,520      $ 41,733,770      $ 44,430,759      $  3,577,944      $ 16,204,562
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  COL VP              VP                VP                VP
                                           COL VP EMER MKTS      INTL OPP,           AGGR,             AGGR,           CONSERV,
SUBACCOUNT                                     OPP, CL 3           CL 3              CL 2              CL 4              CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 9,470,323      $ 16,409,868      $  3,337,594      $ 23,671,098      $    371,637
0.65%                                                  --                --                --                --                --
0.90%                                          58,892,995        95,041,346        21,989,964       232,941,731         3,760,780
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $68,363,318      $111,451,214      $ 25,327,558      $256,612,829      $  4,132,417
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP             VP DAVIS            VP GS              VP                VP
                                               CONSERV,         NY VENTURE,      MID CAP VAL,          MOD,              MOD,
SUBACCOUNT                                       CL 4              CL 3              CL 3              CL 2              CL 4
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 5,525,113      $    667,352      $    130,993      $  7,296,935      $ 72,695,577
0.65%                                                  --                --                --                --                --
0.90%                                          22,551,155         3,402,842           966,644        58,345,252       574,027,721
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $28,076,268      $  4,070,194      $  1,097,637      $ 65,642,187      $646,723,298
-----------------------------------------------------------------------------------------------------------------------------------

                                                  VP                VP                VP                VP             VP PTNRS
                                               MOD AGGR,         MOD AGGR,            MOD               MOD           SM CAP VAL,
SUBACCOUNT                                       CL 2              CL 4          CONSERV, CL 2     CONSERV, CL 4         CL 3
                                           ----------------------------------------------------------------------------------------
0.45%                                         $ 7,751,516      $ 86,930,191      $  1,197,905      $ 16,120,058      $    869,649
0.65%                                                  --                --                --                --                --
0.90%                                          61,247,743       870,367,191        12,892,514        92,750,851        15,891,293
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $68,999,259      $957,297,382      $ 14,090,419      $108,870,909      $ 16,760,942
-----------------------------------------------------------------------------------------------------------------------------------





                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    79

                                                 THIRD                                            WF ADV VT CORE       WF ADV VT
                                                  AVE             WANGER            WANGER              EQ,           INDEX ASSET
SUBACCOUNT                                        VAL              INTL               USA              CL 2           ALLOC, CL 2
                                           ----------------------------------------------------------------------------------------
0.45%                                         $11,712,781      $ 15,461,370       $10,616,991       $ 2,347,914       $        --
0.65%                                                  --                --                --                --                --
0.90%                                          44,801,641        91,410,121        86,166,476        14,667,881         4,054,055
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         $56,514,422      $106,871,491       $96,783,467       $17,015,795       $ 4,054,055
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   WF ADV VT         WF ADV VT         WF ADV VT
                                                                                   INTL EQ,            OPP,           SM CAP GRO,
SUBACCOUNT                                                                           CL 2              CL 2              CL 2
                                                                               ----------------------------------------------------
0.45%                                                                             $ 9,330,084       $   116,781       $ 1,295,905
0.65%                                                                                      --                --                --
0.90%                                                                              21,532,205         3,450,229        11,740,363
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                             $30,862,289       $ 3,567,010       $13,036,268
-----------------------------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

9. FINANCIAL HIGHLIGHTS
   The following is a summary for each period in the five year period ended Dec. 31, 2010 of units, net assets and investment income ratios. The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.


                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2010                  $13,657       $1.41  to  $1.10       $15,125            --     0.45%  to 0.90%    12.29%    to   11.79%
2009                  14,661        $1.25  to  $0.99       $14,488         3.57%     0.45%  to 0.90%    23.96%(7) to   19.27%
2008                  16,010        $0.83  to  $0.83       $13,261         1.77%     0.90%  to 0.90%   (41.23%)   to  (41.23%)
2007                  17,280        $1.41  to  $1.41       $24,352         1.25%     0.90%  to 0.90%     3.92%    to    3.92%
2006                  16,679        $1.36  to  $1.36       $22,618         1.12%     0.90%  to 0.90%    15.94%    to   15.94%
----------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2010                  $38,470       $1.61  to  $1.51       $58,348         2.39%     0.45%  to 0.90%     3.83%    to    3.37%
2009                  73,279        $1.55  to  $1.46      $107,297         1.11%     0.45%  to 0.90%    56.91%(7) to   33.15%
2008                  60,384        $1.10  to  $1.10       $66,302         0.84%     0.90%  to 0.90%   (53.70%)   to  (53.70%)
2007                  33,667        $2.37  to  $2.37       $79,845         1.03%     0.90%  to 0.90%     4.63%    to    4.63%
2006                  24,131        $2.27  to  $2.27       $54,695         1.20%     0.90%  to 0.90%    33.91%    to   33.91%
----------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2010                  $1,958        $1.58  to  $0.94        $1,998         0.27%     0.45%  to 0.90%     9.34%    to    8.85%
2009                  2,053         $1.44  to  $0.86        $1,793            --     0.45%  to 0.90%    42.62%(7) to   35.88%
2008                  1,475         $0.63  to  $0.63          $936            --     0.90%  to 0.90%   (40.36%)   to  (40.36%)
2007                  370           $1.06  to  $1.06          $394            --     0.90%  to 0.90%     6.50%(5) to    6.50%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2010                  $17,456       $1.66  to  $0.93       $17,818         2.39%     0.45%  to 0.90%    12.78%    to   12.28%
2009                  22,683        $1.47  to  $0.83       $19,252         2.16%     0.45%  to 0.90%    48.72%(7) to   32.57%
2008                  30,010        $0.63  to  $0.63       $18,835         0.90%     0.90%  to 0.90%   (45.32%)   to  (45.32%)
2007                  42,295        $1.15  to  $1.15       $48,545         0.65%     0.90%  to 0.90%    16.99%    to   16.99%
2006                  40,453        $0.98  to  $0.98       $39,686         1.52%     0.90%  to 0.90%    23.91%    to   23.91%
----------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2010                  $5,536        $1.49  to  $1.49        $8,259         2.15%     0.90%  to 0.90%    12.13%    to   12.13%
2009                  5,904         $1.33  to  $1.33        $7,855         1.94%     0.90%  to 0.90%    32.44%    to   32.44%
2008                  6,360         $1.00  to  $1.00        $6,390         0.68%     0.90%  to 0.90%   (45.39%)   to  (45.39%)
2007                  7,425         $1.84  to  $1.84       $13,660         0.51%     0.90%  to 0.90%    16.86%    to   16.86%
2006                  6,707         $1.57  to  $1.57       $10,560         1.26%     0.90%  to 0.90%    23.63%    to   23.63%
----------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2010                  $37,647       $1.47  to  $1.61       $59,272         2.18%     0.45%  to 0.90%    12.91%    to   12.41%
2009                  43,604        $1.30  to  $1.44       $62,000         5.84%     0.45%  to 0.90%    29.91%(7) to   18.79%
2008                  51,496        $1.21  to  $1.21       $62,260         2.71%     0.90%  to 0.90%   (27.43%)   to  (27.43%)
2007                  76,953        $1.67  to  $1.67      $128,212         1.54%     0.90%  to 0.90%    (5.99%)   to   (5.99%)
2006                  78,931        $1.77  to  $1.77      $139,893         1.37%     0.90%  to 0.90%    17.59%    to   17.59%
----------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2010                  $14,868       $1.37  to  $1.37       $20,391         2.07%     0.90%  to 0.90%    12.02%    to   12.02%
2009                  15,237        $1.22  to  $1.22       $18,655         5.30%     0.90%  to 0.90%    18.65%    to   18.65%
2008                  15,668        $1.03  to  $1.03       $16,168         2.40%     0.90%  to 0.90%   (27.46%)   to  (27.46%)
2007                  19,461        $1.42  to  $1.42       $27,684         1.38%     0.90%  to 0.90%    (6.16%)   to   (6.16%)
2006                  18,973        $1.52  to  $1.52       $28,760         1.08%     0.90%  to 0.90%    17.40%    to   17.40%
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    81

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

CALVERT VP SRI BAL
2010                  $6,429        $1.43  to  $1.07        $7,127         1.42%     0.45%  to 0.90%    11.60%    to   11.09%
2009                  6,957         $1.28  to  $0.96        $6,786         2.18%     0.45%  to 0.90%    27.63%(7) to   24.17%
2008                  7,610         $0.77  to  $0.77        $5,892         2.35%     0.90%  to 0.90%   (31.94%)   to  (31.94%)
2007                  9,295         $1.14  to  $1.14       $10,575         2.45%     0.90%  to 0.90%     1.83%    to    1.83%
2006                  9,149         $1.12  to  $1.12       $10,221         2.45%     0.90%  to 0.90%     7.80%    to    7.80%
----------------------------------------------------------------------------------------------------------------------------

COL VP HI INC, CL 2
2010                  $5,298        $1.54  to  $1.27        $6,848         7.73%     0.45%  to 0.90%    11.40%    to   10.90%
2009                  4,800         $1.38  to  $1.15        $5,534        10.83%     0.45%  to 0.90%    38.00%(7) to   42.62%
2008                  3,270         $0.80  to  $0.80        $2,632        11.41%     0.90%  to 0.90%   (25.43%)   to  (25.43%)
2007                  1,802         $1.08  to  $1.08        $1,945         5.70%     0.90%  to 0.90%     0.78%    to    0.78%
2006                  786           $1.07  to  $1.07          $842         3.50%     0.90%  to 0.90%     7.11%(4) to    7.11%(4)
----------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2010                  $13,210       $1.47  to  $1.01       $14,110         7.14%     0.45%  to 0.90%    16.14%    to   15.62%
2009                  12,827        $1.27  to  $0.87       $11,392        12.95%     0.45%  to 0.90%    23.31%(7) to   18.40%
2008                  9,269         $0.74  to  $0.74        $6,837         1.41%     0.90%  to 0.90%   (34.33%)   to  (34.33%)
2007                  827           $1.12  to  $1.12          $928         9.23%     0.90%  to 0.90%    10.66%(5) to   10.66%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2010                  $7,271        $1.60  to  $1.11        $9,826         0.15%     0.45%  to 0.90%    13.95%    to   13.43%
2009                  10,068        $1.41  to  $0.98       $10,326         1.09%     0.45%  to 0.90%    39.77%(7) to   23.55%
2008                  10,136        $0.79  to  $0.79        $8,002         0.08%     0.90%  to 0.90%   (35.19%)   to  (35.19%)
2007                  13,021        $1.22  to  $1.22       $15,861            --     0.90%  to 0.90%    (1.73%)   to   (1.73%)
2006                  15,010        $1.24  to  $1.24       $18,606            --     0.90%  to 0.90%     3.83%    to    3.83%
----------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2010                  $15,470       $1.48  to  $1.10       $17,646         4.20%     0.45%  to 0.90%     8.63%    to    8.15%
2009                  52,242        $1.36  to  $1.01       $53,480         4.76%     0.45%  to 0.90%    35.92%(7) to   43.02%
2008                  29,685        $0.71  to  $0.71       $21,044         5.80%     0.90%  to 0.90%   (27.79%)   to  (27.79%)
2007                  6,045         $0.98  to  $0.98        $5,935         6.31%     0.90%  to 0.90%    (1.82%)(5)to   (1.82%)(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2010                  $68,288       $1.71  to  $0.96       $69,897         0.92%     0.45%  to 0.90%    16.40%    to   15.88%
2009                  103,401       $1.47  to  $0.82       $86,836         1.00%     0.45%  to 0.90%    45.16%(7) to   34.25%
2008                  153,178       $0.61  to  $0.61       $94,112         1.27%     0.90%  to 0.90%   (43.21%)   to  (43.21%)
2007                  30,598        $1.08  to  $1.08       $33,100         2.88%     0.90%  to 0.90%     8.02%(5) to    8.02%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2010                  $47,523       $1.59  to  $1.04       $52,588         0.58%     0.45%  to 0.90%    14.15%    to   13.63%
2009                  61,093        $1.39  to  $0.91       $56,898         0.95%     0.45%  to 0.90%    37.33%(7) to   26.02%
2008                  79,159        $0.73  to  $0.73       $57,420         0.99%     0.90%  to 0.90%   (42.30%)   to  (42.30%)
2007                  105,489       $1.26  to  $1.26      $132,611         1.68%     0.90%  to 0.90%    10.99%    to   10.99%
2006                  106,778       $1.13  to  $1.13      $120,938         0.80%     0.90%  to 0.90%    12.00%    to   12.00%
----------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2010                  $19,915       $1.24  to  $1.24       $24,628         0.47%     0.90%  to 0.90%    13.52%    to   13.52%
2009                  21,360        $1.09  to  $1.09       $23,269         0.87%     0.90%  to 0.90%    25.88%    to   25.88%
2008                  23,149        $0.87  to  $0.87       $20,034         0.93%     0.90%  to 0.90%   (42.42%)   to  (42.42%)
2007                  27,135        $1.50  to  $1.50       $40,784         1.35%     0.90%  to 0.90%    10.85%    to   10.85%
2006                  27,210        $1.36  to  $1.36       $36,895         0.62%     0.90%  to 0.90%    11.85%    to   11.85%
----------------------------------------------------------------------------------------------------------------------------



 82    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2010                  $60,854       $1.89  to  $2.71      $150,388         0.24%     0.45%  to 0.90%    28.12%    to   27.55%
2009                  76,756        $1.47  to  $2.13      $158,795         0.57%     0.45%  to 0.90%    47.47%(7) to   38.76%
2008                  91,782        $1.53  to  $1.53      $140,666         0.36%     0.90%  to 0.90%   (40.05%)   to  (40.05%)
2007                  109,304       $2.56  to  $2.56      $279,439         0.72%     0.90%  to 0.90%    14.45%    to   14.45%
2006                  117,430       $2.23  to  $2.23      $262,315         0.25%     0.90%  to 0.90%    11.58%    to   11.58%
----------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2010                  $32,953       $2.27  to  $2.27       $74,911         0.11%     0.90%  to 0.90%    27.42%    to   27.42%
2009                  47,236        $1.78  to  $1.78       $84,274         0.46%     0.90%  to 0.90%    38.50%    to   38.50%
2008                  48,530        $1.29  to  $1.29       $62,515         0.25%     0.90%  to 0.90%   (40.15%)   to  (40.15%)
2007                  46,274        $2.15  to  $2.15       $99,594         0.48%     0.90%  to 0.90%    14.30%    to   14.30%
2006                  40,903        $1.88  to  $1.88       $77,022         0.15%     0.90%  to 0.90%    11.40%    to   11.40%
----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2010                  $22,371       $1.62  to  $1.08       $26,000         1.24%     0.45%  to 0.90%    12.48%    to   11.98%
2009                  28,806        $1.44  to  $0.97       $28,364         1.93%     0.45%  to 0.90%    45.20%(7) to   25.31%
2008                  37,532        $0.77  to  $0.77       $28,995         2.20%     0.90%  to 0.90%   (44.37%)   to  (44.37%)
2007                  51,558        $1.39  to  $1.39       $71,598         3.14%     0.90%  to 0.90%    16.15%    to   16.15%
2006                  50,738        $1.20  to  $1.20       $60,662         0.72%     0.90%  to 0.90%    16.89%    to   16.89%
----------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2010                  $9,418        $1.51  to  $1.51       $14,233         1.16%     0.90%  to 0.90%    11.82%    to   11.82%
2009                  10,268        $1.35  to  $1.35       $13,877         1.98%     0.90%  to 0.90%    25.09%    to   25.09%
2008                  10,566        $1.08  to  $1.08       $11,415         2.32%     0.90%  to 0.90%   (44.46%)   to  (44.46%)
2007                  12,231        $1.95  to  $1.95       $23,795         2.83%     0.90%  to 0.90%    16.00%    to   16.00%
2006                  11,985        $1.68  to  $1.68       $20,100         0.59%     0.90%  to 0.90%    16.72%    to   16.72%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2010                  $26,140       $1.65  to  $1.87       $48,225         2.86%     0.45%  to 0.90%    20.43%    to   19.89%
2009                  28,729        $1.37  to  $1.56       $44,681        12.93%     0.45%  to 0.90%    36.46%(7) to   18.02%
2008                  31,693        $1.32  to  $1.32       $41,963         1.01%     0.90%  to 0.90%   (42.91%)   to  (42.91%)
2007                  44,221        $2.32  to  $2.32      $102,557         2.45%     0.90%  to 0.90%   (21.58%)   to  (21.58%)
2006                  47,652        $2.96  to  $2.96      $140,920         1.98%     0.90%  to 0.90%    19.51%    to   19.51%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2010                  $16,486       $1.85  to  $2.41       $38,444         0.76%     0.45%  to 0.90%    27.65%    to   27.07%
2009                  18,333        $1.45  to  $1.90       $34,435         1.67%     0.45%  to 0.90%    44.49%(7) to   28.00%
2008                  21,085        $1.48  to  $1.48       $31,287         1.14%     0.90%  to 0.90%   (33.62%)   to  (33.62%)
2007                  27,555        $2.24  to  $2.24       $61,595         0.66%     0.90%  to 0.90%    (3.26%)   to   (3.26%)
2006                  27,835        $2.31  to  $2.31       $64,317         0.63%     0.90%  to 0.90%    15.93%    to   15.93%
----------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2010                  $15,207       $1.47  to  $1.30       $19,858         1.58%     0.45%  to 0.90%    10.69%    to   10.20%
2009                  15,242        $1.33  to  $1.18       $17,966         1.96%     0.45%  to 0.90%    32.61%(7) to   24.92%
2008                  14,083        $0.94  to  $0.94       $13,255         2.98%     0.90%  to 0.90%   (37.67%)   to  (37.67%)
2007                  14,489        $1.51  to  $1.51       $21,880         1.48%     0.90%  to 0.90%     2.55%    to    2.55%
2006                  10,526        $1.47  to  $1.47       $15,500         1.24%     0.90%  to 0.90%    17.32%    to   17.32%
----------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2010                  $40,967       $1.76  to  $2.68      $102,337         0.59%     0.45%  to 0.90%    24.44%    to   23.88%
2009                  59,940        $1.41  to  $2.16      $126,835         1.80%     0.45%  to 0.90%    40.55%(7) to   31.96%
2008                  65,878        $1.64  to  $1.64      $107,948         1.01%     0.90%  to 0.90%   (37.62%)   to  (37.62%)
2007                  77,828        $2.63  to  $2.63      $204,428         0.77%     0.90%  to 0.90%     2.27%    to    2.27%
2006                  75,767        $2.57  to  $2.57      $194,589         1.01%     0.90%  to 0.90%    15.13%    to   15.13%
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    83

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2010                  $3,540        $1.86  to  $1.53        $5,595         0.54%     0.45%  to 0.90%    29.53%    to   28.95%
2009                  4,291         $1.44  to  $1.18        $5,123         1.17%     0.45%  to 0.90%    43.13%(7) to   26.53%
2008                  4,941         $0.94  to  $0.94        $4,625         0.63%     0.90%  to 0.90%   (34.62%)   to  (34.62%)
2007                  6,368         $1.43  to  $1.43        $9,117         0.34%     0.90%  to 0.90%   (17.24%)   to  (17.24%)
2006                  7,434         $1.73  to  $1.73       $12,860         0.64%     0.90%  to 0.90%    11.27%    to   11.27%
----------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2010                  $38,294       $1.48  to  $0.86       $34,968         1.43%     0.45%  to 0.90%    12.34%    to   11.83%
2009                  46,494        $1.32  to  $0.77       $36,441         1.97%     0.45%  to 0.90%    30.78%(7) to   20.06%
2008                  57,899        $0.64  to  $0.64       $37,251         1.34%     0.90%  to 0.90%   (37.56%)   to  (37.56%)
2007                  90,955        $1.03  to  $1.03       $93,727         0.97%     0.90%  to 0.90%    (2.51%)   to   (2.51%)
2006                  98,748        $1.06  to  $1.06      $104,383         1.24%     0.90%  to 0.90%    11.88%    to   11.88%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER I
2010                  $15,065       $1.44  to  $0.67       $11,432         0.73%     0.45%  to 0.90%    14.97%    to   14.45%
2009                  19,454        $1.25  to  $0.58       $11,765         0.59%     0.45%  to 0.90%    25.94%(7) to   19.99%
2008                  26,041        $0.49  to  $0.49       $12,693            --     0.90%  to 0.90%   (43.01%)   to  (43.01%)
2007                  39,833        $0.86  to  $0.86       $34,066            --     0.90%  to 0.90%    11.00%    to   11.00%
2006                  37,569        $0.77  to  $0.77       $28,946         0.06%     0.90%  to 0.90%     5.35%    to    5.35%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2010                  $7,524        $1.07  to  $1.07        $8,044         0.52%     0.90%  to 0.90%    14.17%    to   14.17%
2009                  8,196         $0.94  to  $0.94        $7,675         0.28%     0.90%  to 0.90%    19.64%    to   19.64%
2008                  8,552         $0.78  to  $0.78        $6,693            --     0.90%  to 0.90%   (43.14%)   to  (43.14%)
2007                  10,869        $1.38  to  $1.38       $14,962            --     0.90%  to 0.90%    10.73%    to   10.73%
2006                  10,896        $1.24  to  $1.24       $13,545            --     0.90%  to 0.90%     5.11%    to    5.11%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER I
2010                  $4,945        $1.75  to  $1.31        $6,886            --     0.45%  to 0.90%    18.25%    to   17.71%
2009                  6,539         $1.48  to  $1.11        $7,408            --     0.45%  to 0.90%    46.96%(7) to   41.10%
2008                  8,729         $0.79  to  $0.79        $6,897            --     0.90%  to 0.90%   (47.50%)   to  (47.50%)
2007                  12,672        $1.51  to  $1.51       $19,073            --     0.90%  to 0.90%     9.85%    to    9.85%
2006                  12,065        $1.37  to  $1.37       $16,531            --     0.90%  to 0.90%    15.48%    to   15.48%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2010                  $2,519        $1.38  to  $1.38        $3,471            --     0.90%  to 0.90%    17.41%    to   17.41%
2009                  2,879         $1.17  to  $1.17        $3,380            --     0.90%  to 0.90%    40.72%    to   40.72%
2008                  3,154         $0.83  to  $0.83        $2,631            --     0.90%  to 0.90%   (47.60%)   to  (47.60%)
2007                  4,150         $1.59  to  $1.59        $6,608            --     0.90%  to 0.90%     9.55%    to    9.55%
2006                  3,790         $1.45  to  $1.45        $5,508            --     0.90%  to 0.90%    15.22%    to   15.22%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2010                  $80,287       $1.51  to  $1.87      $141,302         0.95%     0.45%  to 0.90%     9.06%    to    8.57%
2009                  92,897        $1.38  to  $1.73      $156,013         1.78%     0.45%  to 0.90%    37.81%(7) to   27.15%
2008                  108,878       $1.36  to  $1.36      $147,770         2.01%     0.90%  to 0.90%   (30.77%)   to  (30.77%)
2007                  137,964       $1.96  to  $1.96      $270,463         1.07%     0.90%  to 0.90%     7.14%    to    7.14%
2006                  156,091       $1.83  to  $1.83      $285,600         0.55%     0.90%  to 0.90%    15.66%    to   15.66%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI DYN, SER I
2010                  $542          $1.50  to  $1.50          $816            --     0.90%  to 0.90%    22.71%    to   22.71%
2009                  546           $1.23  to  $1.23          $670            --     0.90%  to 0.90%    41.17%    to   41.17%
2008                  714           $0.87  to  $0.87          $620            --     0.90%  to 0.90%   (48.54%)   to  (48.54%)
2007                  772           $1.69  to  $1.69        $1,304            --     0.90%  to 0.90%    11.18%    to   11.18%
2006                  694           $1.52  to  $1.52        $1,054            --     0.90%  to 0.90%    15.08%    to   15.08%
----------------------------------------------------------------------------------------------------------------------------



 84    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

INVESCO VI FIN SERV, SER I
2010                  $5,660        $1.86  to  $0.60        $3,585         0.10%     0.45%  to 0.90%     9.82%    to    9.33%
2009                  6,756         $1.69  to  $0.55        $3,787         3.69%     0.45%  to 0.90%    64.93%(7) to   26.29%
2008                  5,026         $0.43  to  $0.43        $2,181         5.16%     0.90%  to 0.90%   (59.81%)   to  (59.81%)
2007                  937           $1.08  to  $1.08        $1,012         1.51%     0.90%  to 0.90%   (22.92%)   to  (22.92%)
2006                  865           $1.40  to  $1.40        $1,211         2.01%     0.90%  to 0.90%    15.40%    to   15.40%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2010                  $17,457       $1.62  to  $0.91       $17,730         0.61%     0.45%  to 0.90%    12.10%    to   11.60%
2009                  131,264       $1.45  to  $0.82      $109,055         1.90%     0.45%  to 0.90%    44.73%(7) to   33.70%
2008                  50,902        $0.61  to  $0.61       $31,119         0.85%     0.90%  to 0.90%   (41.08%)   to  (41.08%)
2007                  8,431         $1.04  to  $1.04        $8,748         1.19%     0.90%  to 0.90%     3.35%(5) to    3.35%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

INVESCO VI TECH, SER I
2010                  $3,602        $1.99  to  $1.25        $4,712            --     0.45%  to 0.90%    20.76%    to   20.22%
2009                  3,266         $1.65  to  $1.04        $3,444            --     0.45%  to 0.90%    61.95%(7) to   55.99%
2008                  1,330         $0.67  to  $0.67          $889            --     0.90%  to 0.90%   (45.00%)   to  (45.00%)
2007                  1,370         $1.21  to  $1.21        $1,665            --     0.90%  to 0.90%     6.73%    to    6.73%
2006                  1,257         $1.14  to  $1.14        $1,431            --     0.90%  to 0.90%     9.49%    to    9.49%
----------------------------------------------------------------------------------------------------------------------------

INVESCO VANK VI COMSTOCK, SER II
2010                  $5,365        $1.66  to  $0.85        $4,922         0.32%     0.45%  to 0.90%    15.18%    to   14.66%
2009                  60,211        $1.44  to  $0.74       $45,309         4.57%     0.45%  to 0.90%    43.00%(7) to   27.26%
2008                  63,397        $0.58  to  $0.58       $36,850         1.42%     0.90%  to 0.90%   (36.38%)   to  (36.38%)
2007                  12,704        $0.91  to  $0.91       $11,606            --     0.90%  to 0.90%    (8.81%)(5)to   (8.81%)(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2010                  $10,700       $1.92  to  $0.76       $10,448            --     0.45%  to 0.90%    24.96%    to   24.40%
2009                  16,061        $1.53  to  $0.61       $10,229            --     0.45%  to 0.90%    52.61%(7) to   43.15%
2008                  21,924        $0.43  to  $0.43        $9,378         0.06%     0.90%  to 0.90%   (44.36%)   to  (44.36%)
2007                  23,594        $0.77  to  $0.77       $18,139         0.07%     0.90%  to 0.90%    20.64%    to   20.64%
2006                  19,593        $0.64  to  $0.64       $12,485            --     0.90%  to 0.90%    12.29%    to   12.29%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2010                  $18,070       $2.03  to  $0.57       $12,647            --     0.45%  to 0.90%    23.84%    to   23.28%
2009                  22,231        $1.64  to  $0.47       $10,743            --     0.45%  to 0.90%    62.40%(7) to   55.49%
2008                  21,385        $0.30  to  $0.30        $6,401         0.09%     0.90%  to 0.90%   (44.47%)   to  (44.47%)
2007                  26,110        $0.54  to  $0.54       $14,074         0.38%     0.90%  to 0.90%    20.60%    to   20.60%
2006                  22,805        $0.45  to  $0.45       $10,192            --     0.90%  to 0.90%     6.87%    to    6.87%
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2010                  $9,896        $1.62  to  $0.95        $9,945         0.07%     0.45%  to 0.90%    13.75%    to   13.23%
2009                  134,461       $1.42  to  $0.83      $113,948         0.40%     0.45%  to 0.90%    40.49%(7) to   34.79%
2008                  106,794       $0.62  to  $0.62       $66,143         0.71%     0.90%  to 0.90%   (40.41%)   to  (40.41%)
2007                  20,251        $1.04  to  $1.04       $21,047         1.08%     0.90%  to 0.90%     3.81%(5) to    3.81%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2010                  $58,040       $2.34  to  $1.84      $110,729         0.54%     0.45%  to 0.90%    24.46%    to   23.90%
2009                  66,841        $1.88  to  $1.48      $100,208         0.41%     0.45%  to 0.90%    85.75%(7) to   77.47%
2008                  77,280        $0.84  to  $0.84       $64,545         1.12%     0.90%  to 0.90%   (52.66%)   to  (52.66%)
2007                  90,519        $1.76  to  $1.76      $159,691         0.46%     0.90%  to 0.90%    26.87%    to   26.87%
2006                  72,265        $1.39  to  $1.39      $100,490         1.96%     0.90%  to 0.90%    45.32%    to   45.32%
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    85

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2010                  $33,574       $1.64  to  $0.75       $27,281         0.63%     0.45%  to 0.90%    11.65%    to   11.15%
2009                  226,867       $1.47  to  $0.67      $155,671         0.12%     0.45%  to 0.90%    46.08%(7) to   37.85%
2008                  41,404        $0.49  to  $0.49       $20,207         0.30%     0.90%  to 0.90%   (37.55%)   to  (37.55%)
2007                  52,721        $0.78  to  $0.78       $41,198         0.08%     0.90%  to 0.90%    10.02%    to   10.02%
2006                  55,084        $0.71  to  $0.71       $39,123            --     0.90%  to 0.90%     6.34%    to    6.34%
----------------------------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2010                  $15,964       $2.40  to  $1.31       $22,592            --     0.45%  to 0.90%    35.33%    to   34.72%
2009                  18,411        $1.77  to  $0.98       $18,295            --     0.45%  to 0.90%    75.37%(7) to   61.46%
2008                  20,640        $0.60  to  $0.60       $12,467            --     0.90%  to 0.90%   (40.06%)   to  (40.06%)
2007                  25,701        $1.01  to  $1.01       $25,900            --     0.90%  to 0.90%     1.33%    to    1.33%
2006                  28,100        $0.99  to  $0.99       $27,946            --     0.90%  to 0.90%    11.92%    to   11.92%
----------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2010                  $7,881        $1.55  to  $2.65       $19,533         3.00%     0.45%  to 0.90%    13.00%    to   12.49%
2009                  7,666         $1.37  to  $2.35       $17,698         4.64%     0.45%  to 0.90%    35.47%(7) to   31.68%
2008                  7,679         $1.79  to  $1.79       $13,733         1.26%     0.90%  to 0.90%   (38.37%)   to  (38.37%)
2007                  5,321         $2.90  to  $2.90       $15,438         0.71%     0.90%  to 0.90%    26.41%    to   26.41%
2006                  3,484         $2.30  to  $2.30        $7,996         1.60%     0.90%  to 0.90%    29.79%    to   29.79%
----------------------------------------------------------------------------------------------------------------------------

MS UIF GLOBAL REAL EST, CL II
2010                  $9,500        $2.00  to  $0.81        $8,518         5.49%     0.45%  to 0.90%    21.77%    to   21.22%
2009                  34,566        $1.65  to  $0.67       $23,757         0.02%     0.45%  to 0.90%    63.94%(7) to   40.15%
2008                  39,824        $0.48  to  $0.48       $19,086         2.84%     0.90%  to 0.90%   (44.84%)   to  (44.84%)
2007                  4,908         $0.87  to  $0.87        $4,265         0.27%     0.90%  to 0.90%   (12.27%)(5)to  (12.27%)(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

MS UIF MID CAP GRO, CL II
2010                  $6,126        $2.20  to  $1.17        $7,631            --     0.45%  to 0.90%    31.68%    to   31.09%
2009                  4,621         $1.67  to  $0.89        $4,215            --     0.45%  to 0.90%    65.91%(7) to   55.95%
2008                  3,367         $0.57  to  $0.57        $1,928         0.85%     0.90%  to 0.90%   (47.29%)   to  (47.29%)
2007                  867           $1.09  to  $1.09          $942            --     0.90%  to 0.90%     8.39%(5) to    8.39%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2010                  $5,073        $1.75  to  $1.24        $6,458         1.13%     0.45%  to 0.90%    15.18%    to   14.67%
2009                  4,323         $1.52  to  $1.08        $4,703         1.74%     0.45%  to 0.90%    52.47%(7) to   38.11%
2008                  3,352         $0.78  to  $0.78        $2,624         1.17%     0.90%  to 0.90%   (40.87%)   to  (40.87%)
2007                  2,597         $1.32  to  $1.32        $3,437         0.93%     0.90%  to 0.90%     5.13%    to    5.13%
2006                  1,488         $1.26  to  $1.26        $1,873         0.26%     0.90%  to 0.90%    16.32%    to   16.32%
----------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SRV
2010                  $46,147       $1.36  to  $1.31       $60,600        14.17%     0.45%  to 0.90%    14.26%    to   13.74%
2009                  134,754       $1.19  to  $1.15      $154,953         0.23%     0.45%  to 0.90%    19.74%(7) to   17.35%
2008                  117,872       $0.98  to  $0.98      $115,342         3.21%     0.90%  to 0.90%   (15.25%)   to  (15.25%)
2007                  33,282        $1.15  to  $1.15       $38,429         1.53%     0.90%  to 0.90%     8.56%    to    8.56%
2006                  4,826         $1.06  to  $1.06        $5,133         1.32%     0.90%  to 0.90%     6.27%    to    6.27%
----------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM MID CAP VA, SERV
2010                  $5,116        $1.88  to  $1.19        $6,285         0.42%     0.45%  to 0.90%    22.50%    to   21.95%
2009                  5,750         $1.53  to  $0.98        $5,677         0.56%     0.45%  to 0.90%    52.02%(7) to   35.66%
2008                  4,375         $0.72  to  $0.72        $3,155         0.23%     0.90%  to 0.90%   (38.56%)   to  (38.56%)
2007                  2,738         $1.17  to  $1.17        $3,214         0.12%     0.90%  to 0.90%    (2.28%)   to   (2.28%)
2006                  1,290         $1.20  to  $1.20        $1,549         0.01%     0.90%  to 0.90%    13.63%    to   13.63%
----------------------------------------------------------------------------------------------------------------------------



 86    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2010                  $19,732       $1.42  to  $1.18       $24,033         5.50%     0.45%  to 0.90%    12.50%    to   11.99%
2009                  84,798        $1.26  to  $1.06       $90,030         7.16%     0.45%  to 0.90%    25.97%(7) to   20.34%
2008                  79,807        $0.88  to  $0.88       $69,978         7.58%     0.90%  to 0.90%   (16.67%)   to  (16.67%)
2007                  17,575        $1.05  to  $1.05       $18,492        17.57%     0.90%  to 0.90%     4.96%(5) to    4.96%(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2010                  $2,757        $1.29  to  $1.26        $3,473         1.93%     0.45%  to 0.90%     2.01%    to    1.55%
2009                  2,891         $1.26  to  $1.24        $3,583        11.39%     0.45%  to 0.90%    26.74%(7) to   24.87%
2008                  2,745         $0.99  to  $0.99        $2,723            --     0.90%  to 0.90%   (17.81%)   to  (17.81%)
2007                  2,265         $1.21  to  $1.21        $2,735         0.79%     0.90%  to 0.90%    (1.50%)   to   (1.50%)
2006                  2,290         $1.23  to  $1.23        $2,806         0.27%     0.90%  to 0.90%     1.87%    to    1.87%
----------------------------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2010                  $6,266        $1.63  to  $1.76       $10,797         7.55%     0.45%  to 0.90%    13.53%    to   13.02%
2009                  7,314         $1.43  to  $1.56       $11,301        10.52%     0.45%  to 0.90%    43.77%(7) to   48.84%
2008                  8,945         $1.05  to  $1.05        $9,357        10.35%     0.90%  to 0.90%   (26.73%)   to  (26.73%)
2007                  14,449        $1.43  to  $1.43       $20,630         7.40%     0.90%  to 0.90%     1.87%    to    1.87%
2006                  13,795        $1.40  to  $1.40       $19,336         7.62%     0.90%  to 0.90%     9.53%    to    9.53%
----------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2010                  $2,005        $1.55  to  $1.35        $2,706         3.59%     0.45%  to 0.90%     9.53%    to    9.04%
2009                  2,172         $1.42  to  $1.24        $2,685            --     0.45%  to 0.90%    42.55%(7) to   23.52%
2008                  2,361         $1.00  to  $1.00        $2,361         2.33%     0.90%  to 0.90%   (44.45%)   to  (44.45%)
2007                  3,246         $1.80  to  $1.80        $5,845         2.67%     0.90%  to 0.90%     7.39%    to    7.39%
2006                  3,112         $1.68  to  $1.68        $5,218         0.56%     0.90%  to 0.90%    26.58%    to   26.58%
----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IA
2010                  $61,833       $1.65  to  $1.47       $93,918         0.59%     0.45%  to 0.90%    19.33%    to   18.80%
2009                  73,635        $1.38  to  $1.24       $92,082         0.69%     0.45%  to 0.90%    37.02%(7) to   31.30%
2008                  88,750        $0.94  to  $0.94       $83,567         0.32%     0.90%  to 0.90%   (39.17%)   to  (39.17%)
2007                  112,780       $1.55  to  $1.55      $174,572         0.16%     0.90%  to 0.90%     5.06%    to    5.06%
2006                  131,292       $1.47  to  $1.47      $193,431         0.18%     0.90%  to 0.90%     7.85%    to    7.85%
----------------------------------------------------------------------------------------------------------------------------

PUT VT MULTI-CAP GRO, CL IB
2010                  $6,077        $1.13  to  $1.13        $6,872            --     0.45%  to 0.90%    13.18%(10)to   13.04%(10)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2010                  $25,122       $2.20  to  $3.29       $74,488         1.84%     0.45%  to 0.90%    29.38%    to   28.80%
2009                  27,157        $1.70  to  $2.56       $67,146            --     0.45%  to 0.90%    69.16%(7) to   56.63%
2008                  31,756        $1.63  to  $1.63       $51,844         2.37%     0.90%  to 0.90%   (43.78%)   to  (43.78%)
2007                  41,807        $2.90  to  $2.90      $121,404         1.41%     0.90%  to 0.90%     3.04%    to    3.04%
2006                  45,186        $2.82  to  $2.82      $127,343         0.18%     0.90%  to 0.90%    19.99%    to   19.99%
----------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2010                  $6,421        $1.48  to  $0.97        $6,597            --     0.45%  to 0.90%    12.02%    to   11.51%
2009                  6,256         $1.32  to  $0.87        $5,493            --     0.45%  to 0.90%    31.70%(7) to   22.70%
2008                  3,937         $0.71  to  $0.71        $2,790            --     0.90%  to 0.90%   (29.86%)(6)to  (29.86%)(6)
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    87

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2010                  $3,537        $1.30  to  $1.05        $3,768            --     0.45%  to 0.90%     8.29%    to    7.79%
2009                  2,693         $1.20  to  $0.97        $2,648            --     0.45%  to 0.90%    19.42%(7) to   15.82%
2008                  1,717         $0.84  to  $0.84        $1,442            --     0.90%  to 0.90%   (16.44%)(6)to  (16.44%)(6)
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2010                  $15,844       $1.39  to  $0.99       $16,410            --     0.45%  to 0.90%     9.89%    to    9.38%
2009                  13,836        $1.27  to  $0.91       $12,714            --     0.45%  to 0.90%    26.32%(7) to   19.64%
2008                  8,836         $0.76  to  $0.76        $6,704            --     0.90%  to 0.90%   (24.75%)(6)to  (24.75%)(6)
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2010                  $16,561       $1.44  to  $0.98       $17,361            --     0.45%  to 0.90%    10.88%    to   10.37%
2009                  16,089        $1.30  to  $0.89       $14,504            --     0.45%  to 0.90%    29.15%(7) to   21.10%
2008                  8,965         $0.73  to  $0.73        $6,587            --     0.90%  to 0.90%   (27.20%)(6)to  (27.20%)(6)
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2010                  $5,916        $1.34  to  $1.02        $6,181            --     0.45%  to 0.90%     9.17%    to    8.67%
2009                  5,012         $1.23  to  $0.94        $4,730            --     0.45%  to 0.90%    22.60%(7) to   17.86%
2008                  3,398         $0.79  to  $0.79        $2,699            --     0.90%  to 0.90%   (21.14%)(6)to  (21.14%)(6)
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

COL VP BAL, CL 3
2010                  $148,964      $1.47  to  $1.07      $163,497            --     0.45%  to 0.90%    12.03%    to   11.52%
2009                  176,743       $1.31  to  $0.96      $171,763            --     0.45%  to 0.90%    30.33%(7) to   23.11%
2008                  214,306       $0.89  to  $0.78      $167,410         0.26%     0.65%  to 0.90%   (30.37%)   to  (30.54%)
2007                  277,699       $1.29  to  $1.12      $312,062         2.86%     0.65%  to 0.90%     1.08%    to    0.82%
2006                  303,589       $1.27  to  $1.11      $338,363         2.47%     0.65%  to 0.90%    13.64%    to   13.36%
----------------------------------------------------------------------------------------------------------------------------

COL VP CASH MGMT, CL 3
2010                  $65,651       $0.99  to  $1.15       $74,131         0.01%     0.45%  to 0.90%    (0.44%)   to   (0.89%)
2009                  78,440        $1.00  to  $1.16       $90,667         0.07%     0.45%  to 0.90%    (0.30%)(7)to   (0.74%)
2008                  108,600       $1.12  to  $1.17      $127,182         2.26%     0.65%  to 0.90%     1.61%    to    1.35%
2007                  98,464        $1.10  to  $1.16      $113,767         4.72%     0.65%  to 0.90%     4.15%    to    3.89%
2006                  87,146        $1.06  to  $1.11       $96,908         4.41%     0.65%  to 0.90%     3.81%    to    3.55%
----------------------------------------------------------------------------------------------------------------------------

COL VP DIV BOND, CL 3
2010                  $102,662      $1.22  to  $1.59      $156,837         3.82%     0.45%  to 0.90%     7.84%    to    7.35%
2009                  261,434       $1.13  to  $1.48      $381,120         4.02%     0.45%  to 0.90%    13.37%(7) to   13.40%
2008                  221,289       $1.06  to  $1.30      $287,710         0.40%     0.65%  to 0.90%    (6.92%)   to   (7.15%)
2007                  191,510       $1.14  to  $1.40      $268,071         4.75%     0.65%  to 0.90%     4.51%    to    4.25%
2006                  136,853       $1.09  to  $1.35      $183,575         4.37%     0.65%  to 0.90%     3.74%    to    3.48%
----------------------------------------------------------------------------------------------------------------------------

COL VP DIV EQ INC, CL 3
2010                  $144,392      $1.63  to  $1.62      $234,050            --     0.45%  to 0.90%    16.31%    to   15.78%
2009                  261,045       $1.40  to  $1.40      $365,134            --     0.45%  to 0.90%    39.18%(7) to   26.32%
2008                  268,902       $1.11  to  $1.11      $297,729         0.08%     0.90%  to 0.90%   (41.00%)   to  (41.00%)
2007                  267,422       $1.88  to  $1.88      $501,851         1.56%     0.90%  to 0.90%     7.05%    to    7.05%
2006                  243,400       $1.75  to  $1.75      $426,689         1.41%     0.90%  to 0.90%    18.67%    to   18.67%
----------------------------------------------------------------------------------------------------------------------------



 88    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

COL VP DYN EQ, CL 3
2010                  $336,117      $1.61  to  $0.72      $262,784            --     0.45%  to 0.90%    16.81%    to   16.28%
2009                  411,679       $1.38  to  $0.62      $261,254            --     0.45%  to 0.90%    36.80%(7) to   23.04%
2008                  494,270       $0.76  to  $0.50      $249,703         0.23%     0.65%  to 0.90%   (42.54%)   to  (42.68%)
2007                  631,216       $1.31  to  $0.88      $556,056         1.31%     0.65%  to 0.90%     2.26%    to    2.01%
2006                  722,724       $1.29  to  $0.86      $624,056         1.19%     0.65%  to 0.90%    14.54%    to   14.25%
----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL BOND, CL 3
2010                  $27,087       $1.21  to  $1.83       $46,152         3.85%     0.45%  to 0.90%     6.11%    to    5.63%
2009                  64,715        $1.14  to  $1.73      $109,653         1.82%     0.45%  to 0.90%    13.99%(7) to   10.38%
2008                  60,052        $1.57  to  $1.57       $94,219         7.11%     0.90%  to 0.90%    (1.33%)   to   (1.33%)
2007                  46,890        $1.59  to  $1.59       $74,559         3.65%     0.90%  to 0.90%     6.67%    to    6.67%
2006                  30,512        $1.49  to  $1.49       $45,482         3.28%     0.90%  to 0.90%     5.78%    to    5.78%
----------------------------------------------------------------------------------------------------------------------------

COL VP GLOBAL INFLATION PROT SEC, CL 3
2010                  $13,966       $1.12  to  $1.18       $16,290         0.75%     0.45%  to 0.90%     3.67%    to    3.19%
2009                  106,344       $1.08  to  $1.14      $120,881         9.70%     0.45%  to 0.90%     8.14%(7) to    5.88%
2008                  48,769        $1.08  to  $1.08       $52,470         2.60%     0.90%  to 0.90%    (0.76%)   to   (0.76%)
2007                  12,082        $1.08  to  $1.08       $13,098         2.58%     0.90%  to 0.90%     6.97%    to    6.97%
2006                  722           $1.01  to  $1.01          $732         4.69%     0.90%  to 0.90%     0.29%    to    0.29%
----------------------------------------------------------------------------------------------------------------------------

COL VP HI YIELD BOND, CL 3
2010                  $35,749       $1.66  to  $1.79       $63,266         9.09%     0.45%  to 0.90%    13.45%    to   12.94%
2009                  41,362        $1.47  to  $1.58       $65,183        10.26%     0.45%  to 0.90%    48.28%(7) to   52.47%
2008                  45,491        $1.04  to  $1.04       $47,163         0.33%     0.90%  to 0.90%   (25.85%)   to  (25.85%)
2007                  69,118        $1.40  to  $1.40       $96,634         7.42%     0.90%  to 0.90%     0.94%    to    0.94%
2006                  68,955        $1.39  to  $1.39       $95,510         7.43%     0.90%  to 0.90%     9.83%    to    9.83%
----------------------------------------------------------------------------------------------------------------------------

COL VP INC OPP, CL 3
2010                  $10,733       $1.52  to  $1.39       $15,073         3.72%     0.45%  to 0.90%    12.55%    to   12.03%
2009                  79,575        $1.35  to  $1.24       $98,987         4.93%     0.45%  to 0.90%    34.82%(7) to   41.12%
2008                  41,258        $0.88  to  $0.88       $36,252         0.08%     0.90%  to 0.90%   (19.54%)   to  (19.54%)
2007                  10,554        $1.09  to  $1.09       $11,525         6.97%     0.90%  to 0.90%     1.71%    to    1.71%
2006                  489           $1.07  to  $1.07          $525         6.47%     0.90%  to 0.90%     7.02%    to    7.02%
----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP GRO OPP, CL 3
2010                  $10,047       $2.18  to  $1.52       $16,099            --     0.45%  to 0.90%    25.72%    to   25.15%
2009                  11,364        $1.73  to  $1.22       $13,984            --     0.45%  to 0.90%    70.03%(7) to   61.94%
2008                  9,321         $0.75  to  $0.75        $7,004         0.02%     0.90%  to 0.90%   (45.34%)   to  (45.34%)
2007                  11,572        $1.37  to  $1.37       $15,910         0.05%     0.90%  to 0.90%    12.72%    to   12.72%
2006                  11,366        $1.22  to  $1.22       $13,862         0.27%     0.90%  to 0.90%    (0.96%)   to   (0.96%)
----------------------------------------------------------------------------------------------------------------------------

COL VP MID CAP VAL OPP, CL 3
2010                  $8,268        $1.85  to  $1.22       $10,456            --     0.45%  to 0.90%    21.97%    to   21.41%
2009                  9,731         $1.52  to  $1.01        $9,887            --     0.45%  to 0.90%    49.83%(7) to   39.68%
2008                  8,371         $0.72  to  $0.72        $6,031         0.00%     0.90%  to 0.90%   (45.60%)   to  (45.60%)
2007                  4,303         $1.32  to  $1.32        $5,698         0.77%     0.90%  to 0.90%     9.36%    to    9.36%
2006                  1,854         $1.21  to  $1.21        $2,245         1.05%     0.90%  to 0.90%    14.29%    to   14.29%
----------------------------------------------------------------------------------------------------------------------------

COL VP S&P 500, CL 3
2010                  $41,718       $1.56  to  $0.91       $40,563            --     0.45%  to 0.90%    14.19%    to   13.67%
2009                  49,544        $1.37  to  $0.80       $40,715            --     0.45%  to 0.90%    36.77%(7) to   24.87%
2008                  54,578        $0.64  to  $0.64       $35,061         0.08%     0.90%  to 0.90%   (37.66%)   to  (37.66%)
2007                  65,036        $1.03  to  $1.03       $67,021         1.63%     0.90%  to 0.90%     4.07%    to    4.07%
2006                  66,546        $0.99  to  $0.99       $65,895         1.45%     0.90%  to 0.90%    14.23%    to   14.23%
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    89

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

COL VP SHORT DURATION, CL 3
2010                  $32,466       $1.07  to  $1.33       $41,734         0.86%     0.45%  to 0.90%     2.54%    to    2.07%
2009                  47,727        $1.05  to  $1.30       $61,321         2.85%     0.45%  to 0.90%     4.67%(7) to    4.58%
2008                  41,046        $1.06  to  $1.24       $50,877         0.14%     0.65%  to 0.90%    (3.27%)   to   (3.51%)
2007                  43,231        $1.09  to  $1.29       $55,522         4.18%     0.65%  to 0.90%     4.64%    to    4.38%
2006                  41,090        $1.05  to  $1.24       $50,474         3.80%     0.65%  to 0.90%     3.17%    to    2.91%
----------------------------------------------------------------------------------------------------------------------------

COL VP LG CAP GRO, CL 3
2010                  $76,325       $1.68  to  $0.53       $44,431            --     0.45%  to 0.90%    16.64%    to   16.11%
2009                  97,663        $1.44  to  $0.45       $45,398            --     0.45%  to 0.90%    42.81%(7) to   35.76%
2008                  268,527       $0.33  to  $0.33       $89,491         0.24%     0.90%  to 0.90%   (44.84%)   to  (44.84%)
2007                  215,184       $0.60  to  $0.60      $130,021         1.00%     0.90%  to 0.90%     2.14%    to    2.14%
2006                  171,986       $0.59  to  $0.59      $101,740         0.87%     0.90%  to 0.90%    10.09%    to   10.09%
----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT LG CAP VAL, CL 3
2010                  $3,205        $1.67  to  $1.07        $3,578            --     0.45%  to 0.90%    19.99%    to   19.44%
2009                  1,542         $1.39  to  $0.90        $1,401            --     0.45%  to 0.90%    37.30%(7) to   25.00%
2008                  707           $0.72  to  $0.72          $507         0.06%     0.90%  to 0.90%   (40.00%)   to  (40.00%)
2007                  430           $1.19  to  $1.19          $514         1.54%     0.90%  to 0.90%    (1.35%)   to   (1.35%)
2006                  206           $1.21  to  $1.21          $250         1.51%     0.90%  to 0.90%    18.00%    to   18.00%
----------------------------------------------------------------------------------------------------------------------------

COL VP SELECT SM CAP VAL, CL 3
2010                  $10,438       $1.93  to  $1.51       $16,205            --     0.45%  to 0.90%    26.23%    to   25.66%
2009                  12,054        $1.53  to  $1.20       $14,607            --     0.45%  to 0.90%    52.13%(7) to   38.56%
2008                  13,843        $0.87  to  $0.87       $12,010         0.00%     0.90%  to 0.90%   (39.15%)   to  (39.15%)
2007                  19,240        $1.43  to  $1.43       $27,430         0.16%     0.90%  to 0.90%    (5.05%)   to   (5.05%)
2006                  23,069        $1.50  to  $1.50       $34,637         0.04%     0.90%  to 0.90%    10.69%    to   10.69%
----------------------------------------------------------------------------------------------------------------------------

COL VP EMER MKTS OPP, CL 3
2010                  $25,524       $2.31  to  $2.75       $68,363         1.51%     0.45%  to 0.90%    19.22%    to   18.68%
2009                  39,714        $1.94  to  $2.32       $91,267         0.36%     0.45%  to 0.90%    93.74%(7) to   72.52%
2008                  45,673        $1.34  to  $1.34       $61,313         0.71%     0.90%  to 0.90%   (54.12%)   to  (54.12%)
2007                  31,068        $2.93  to  $2.93       $90,908         0.59%     0.90%  to 0.90%    36.86%    to   36.86%
2006                  26,416        $2.14  to  $2.14       $56,476         0.35%     0.90%  to 0.90%    32.71%    to   32.71%
----------------------------------------------------------------------------------------------------------------------------

COL VP INTL OPP, CL 3
2010                  $110,255      $1.62  to  $0.95      $111,451         1.43%     0.45%  to 0.90%    13.38%    to   12.87%
2009                  136,197       $1.43  to  $0.84      $117,038         1.56%     0.45%  to 0.90%    44.19%(7) to   26.40%
2008                  167,808       $0.67  to  $0.67      $111,637         2.32%     0.90%  to 0.90%   (40.97%)   to  (40.97%)
2007                  222,332       $1.13  to  $1.13      $250,572         0.99%     0.90%  to 0.90%    11.66%    to   11.66%
2006                  247,038       $1.01  to  $1.01      $249,332         1.93%     0.90%  to 0.90%    23.06%    to   23.06%
----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 2
2010                  $22,567       $1.13  to  $1.12       $25,328            --     0.45%  to 0.90%    13.71%(9) to   13.37%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP AGGR, CL 4
2010                  $228,671      $1.13  to  $1.12      $256,613            --     0.45%  to 0.90%    13.71%(9) to   13.37%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------



 90    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

VP CONSERV, CL 2
2010                  $3,952        $1.05  to  $1.05        $4,132            --     0.45%  to 0.90%     5.63%(9) to    5.32%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP CONSERV, CL 4
2010                  $26,842       $1.05  to  $1.05       $28,076            --     0.45%  to 0.90%     5.63%(9) to    5.32%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2010                  $4,416        $1.62  to  $0.85        $4,070            --     0.45%  to 0.90%    11.03%    to   10.52%
2009                  159,817       $1.46  to  $0.77      $124,915            --     0.45%  to 0.90%    44.68%(7) to   30.15%
2008                  76,989        $0.59  to  $0.59       $45,474         0.02%     0.90%  to 0.90%   (39.13%)   to  (39.13%)
2007                  15,004        $0.97  to  $0.97       $14,560         1.21%     0.90%  to 0.90%    (3.23%)(5)to   (3.23%)(5)
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2010                  $863          $1.78  to  $1.22        $1,098            --     0.45%  to 0.90%    21.32%    to   20.77%
2009                  559           $1.47  to  $1.01          $572            --     0.45%  to 0.90%    45.45%(7) to   35.40%
2008                  492           $0.75  to  $0.75          $368         0.00%     0.90%  to 0.90%   (37.25%)   to  (37.25%)
2007                  215           $1.19  to  $1.19          $257         1.11%     0.90%  to 0.90%     5.08%    to    5.08%
2006                  114           $1.14  to  $1.14          $129         1.91%     0.90%  to 0.90%    14.79%    to   14.79%
----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 2
2010                  $59,979       $1.10  to  $1.09       $65,642            --     0.45%  to 0.90%     9.89%(9) to    9.56%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD, CL 4
2010                  $590,926      $1.10  to  $1.09      $646,723            --     0.45%  to 0.90%     9.89%(9) to    9.56%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 2
2010                  $62,032       $1.12  to  $1.11       $68,999            --     0.45%  to 0.90%    11.69%(9) to   11.35%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD AGGR, CL 4
2010                  $859,921      $1.12  to  $1.11      $957,297            --     0.45%  to 0.90%    11.79%(9) to   11.45%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    91

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 2
2010                  $13,163       $1.07  to  $1.07       $14,090            --     0.45%  to 0.90%     7.50%(9) to    7.17%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP MOD CONSERV, CL 4
2010                  $101,588      $1.07  to  $1.07      $108,871            --     0.45%  to 0.90%     7.60%(9) to    7.27%(9)
2009                  --             --          --             --            --     --           --       --             --
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2010                  $9,554        $1.85  to  $1.75       $16,761            --     0.45%  to 0.90%    23.87%    to   23.31%
2009                  63,459        $1.49  to  $1.42       $90,170            --     0.45%  to 0.90%    48.03%(7) to   35.33%
2008                  53,130        $1.05  to  $1.05       $55,702         0.07%     0.90%  to 0.90%   (32.19%)   to  (32.19%)
2007                  20,614        $1.55  to  $1.55       $31,870         0.90%     0.90%  to 0.90%    (5.75%)   to   (5.75%)
2006                  11,437        $1.64  to  $1.64       $18,761         0.42%     0.90%  to 0.90%    19.18%    to   19.18%
----------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2010                  $25,505       $1.79  to  $2.36       $56,514         3.86%     0.45%  to 0.90%    13.55%    to   13.04%
2009                  29,475        $1.58  to  $2.09       $60,287            --     0.45%  to 0.90%    55.77%(7) to   44.05%
2008                  35,765        $1.45  to  $1.45       $51,851         0.79%     0.90%  to 0.90%   (44.16%)   to  (44.16%)
2007                  51,180        $2.60  to  $2.60      $132,886         2.16%     0.90%  to 0.90%    (5.66%)   to   (5.66%)
2006                  58,081        $2.75  to  $2.75      $159,858         1.32%     0.90%  to 0.90%    14.75%    to   14.75%
----------------------------------------------------------------------------------------------------------------------------

WANGER INTL
2010                  $59,589       $2.01  to  $1.76      $106,871         2.17%     0.45%  to 0.90%    24.36%    to   23.80%
2009                  94,689        $1.61  to  $1.42      $135,404         3.80%     0.45%  to 0.90%    62.34%(7) to   48.44%
2008                  113,596       $0.96  to  $0.96      $108,909         0.97%     0.90%  to 0.90%   (46.09%)   to  (46.09%)
2007                  110,580       $1.78  to  $1.78      $196,656         0.82%     0.90%  to 0.90%    15.26%    to   15.26%
2006                  103,943       $1.54  to  $1.54      $160,371         0.51%     0.90%  to 0.90%    35.93%    to   35.93%
----------------------------------------------------------------------------------------------------------------------------

WANGER USA
2010                  $48,140       $1.87  to  $2.03       $96,783            --     0.45%  to 0.90%    22.80%    to   22.25%
2009                  71,519        $1.52  to  $1.66      $118,385            --     0.45%  to 0.90%    51.36%(7) to   40.95%
2008                  73,536        $1.18  to  $1.18       $86,627            --     0.90%  to 0.90%   (40.23%)   to  (40.23%)
2007                  80,677        $1.97  to  $1.97      $158,998            --     0.90%  to 0.90%     4.44%    to    4.44%
2006                  83,149        $1.89  to  $1.89      $156,905         0.22%     0.90%  to 0.90%     6.91%    to    6.91%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT CORE EQ, CL 2
2010                  $12,304       $1.73  to  $1.34       $17,016         0.45%     0.45%  to 0.90%    15.66%    to   15.14%
2009                  11,203        $1.49  to  $1.16       $13,137         1.29%     0.45%  to 0.90%    48.40%(7) to   34.53%
2008                  7,071         $0.87  to  $0.87        $6,119         1.53%     0.90%  to 0.90%   (33.61%)   to  (33.61%)
2007                  4,802         $1.30  to  $1.30        $6,259         0.89%     0.90%  to 0.90%     7.04%    to    7.04%
2006                  4,125         $1.22  to  $1.22        $5,022         1.30%     0.90%  to 0.90%    11.39%    to   11.39%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT INDEX ASSET ALLOC, CL 2
2010                  $3,135        $1.29  to  $1.29        $4,054         1.76%     0.90%  to 0.90%    12.27%    to   12.27%
2009                  3,367         $1.15  to  $1.15        $3,878         2.05%     0.90%  to 0.90%    14.42%    to   14.42%
2008                  3,655         $1.01  to  $1.01        $3,680         2.40%     0.90%  to 0.90%   (29.75%)   to  (29.75%)
2007                  4,473         $1.43  to  $1.43        $6,411         2.29%     0.90%  to 0.90%     6.63%    to    6.63%
2006                  4,011         $1.34  to  $1.34        $5,390         2.47%     0.90%  to 0.90%    11.14%    to   11.14%
----------------------------------------------------------------------------------------------------------------------------



 92    RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                        AT DEC. 31                   -------------------------------------------------------
                      ---------------------------------------------                   EXPENSE RATIO
                        UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT      LOWEST TO           TOTAL RETURN
                        (000S)     LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)    HIGHEST(2)      LOWEST TO HIGHEST(3)
                      ------------------------------------------------------------------------------------------------------

WF ADV VT INTL EQ, CL 2
2010                  $20,666       $1.50  to  $1.49       $30,862         0.74%     0.45%  to 0.90%    15.98%    to   15.46%
2009                  24,622        $1.30  to  $1.29       $31,780         3.91%     0.45%  to 0.90%    30.30%(8) to   29.79%(8)
2008                  --             --          --             --            --     --           --       --             --
2007                  --             --          --             --            --     --           --       --             --
2006                  --             --          --             --            --     --           --       --             --
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP, CL 2
2010                  $2,198        $1.93  to  $1.61        $3,567         0.75%     0.45%  to 0.90%    23.20%    to   22.65%
2009                  2,163         $1.56  to  $1.32        $2,849            --     0.45%  to 0.90%    55.37%(7) to   46.41%
2008                  2,051         $0.90  to  $0.90        $1,844         1.92%     0.90%  to 0.90%   (40.64%)   to  (40.64%)
2007                  2,303         $1.51  to  $1.51        $3,487         0.62%     0.90%  to 0.90%     5.67%    to    5.67%
2006                  2,414         $1.43  to  $1.43        $3,459            --     0.90%  to 0.90%    11.22%    to   11.22%
----------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO, CL 2
2010                  $6,959        $2.16  to  $1.85       $13,036            --     0.45%  to 0.90%    26.20%    to   25.64%
2009                  6,818         $1.71  to  $1.47       $10,069            --     0.45%  to 0.90%    70.90%(7) to   51.27%
2008                  5,442         $0.97  to  $0.97        $5,287            --     0.90%  to 0.90%   (41.95%)   to  (41.95%)
2007                  4,798         $1.67  to  $1.67        $8,030            --     0.90%  to 0.90%    12.79%    to   12.79%
2006                  3,212         $1.48  to  $1.48        $4,766            --     0.90%  to 0.90%    21.66%    to   21.66%
----------------------------------------------------------------------------------------------------------------------------




   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
   (2) These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.
   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

   (4) New subaccount operations commenced on April 28, 2006.


   (5) New subaccount operations commenced on June 11, 2007.


   (6) New subaccount operations commenced on May 1, 2008.


   (7) New subaccount operations commenced on Jan. 23, 2009.


   (8) New subaccount operations commenced on Feb. 13, 2009.


   (9) New subaccount operations commenced on May 7, 2010.


  (10) New subaccount operations commenced on Sept. 24, 2010.



                               RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT    93

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company, (a wholly owned subsidiary of Ameriprise Financial, Inc.) (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of income, shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of RiverSource Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of RiverSource Life Insurance Company at December 31, 2010 and 2009, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the consolidated financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments, and in 2008 the Company adopted new accounting guidance related to the measurement of fair value.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

February 23, 2011

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS
(IN MILLIONS, EXCEPT SHARE AMOUNTS)


DECEMBER 31,                                                               2010          2009

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2010, $24,818;
  2009, $25,142)                                                         $ 26,442       $25,999
  Common and preferred stocks, at fair value (cost: 2010, $1; 2009,
  $30)                                                                          2            23
Commercial mortgage loans, at cost (less allowance for loan losses:
2010, $36; 2009, $30)                                                       2,470         2,532
Policy loans                                                                  729           715
Trading securities and other investments                                      496           310
-------------------------------------------------------------------------------------------------
    Total investments                                                      30,139        29,579
Cash and cash equivalents                                                      76           811
Restricted cash                                                                66           184
Reinsurance recoverables                                                    1,829         1,688
Deferred income taxes, net                                                     --            63
Other receivables                                                             166           332
Accrued investment income                                                     309           303
Deferred acquisition costs                                                  4,578         4,285
Deferred sales inducement costs                                               545           524
Other assets                                                                1,123           936
Separate account assets                                                    63,795        54,267
-------------------------------------------------------------------------------------------------
Total assets                                                             $102,626       $92,972
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                   $ 29,680       $30,383
Policy claims and other policyholders' funds                                  134           123
Deferred income taxes, net                                                    514            --
Borrowings under repurchase agreements                                        397            --
Line of credit with Ameriprise Financial, Inc.                                  3           300
Other liabilities                                                           1,555         1,955
Separate account liabilities                                               63,795        54,267
-------------------------------------------------------------------------------------------------
Total liabilities                                                          96,078        87,028
-------------------------------------------------------------------------------------------------
Shareholder's equity:
Common stock, $30 par value; 100,000 shares authorized, issued and
outstanding                                                                     3             3
Additional paid-in capital                                                  2,460         2,445
Retained earnings                                                           3,410         3,114
Accumulated other comprehensive income, net of tax                            675           382
-------------------------------------------------------------------------------------------------
Total shareholder's equity                                                  6,548         5,944
-------------------------------------------------------------------------------------------------
Total liabilities and shareholder's equity                               $102,626       $92,972
=================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF INCOME
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

REVENUES
Premiums                                                          $  489        $  450        $  438
Net investment income                                              1,629         1,526         1,252
Policy and contract charges                                        1,389         1,156         1,352
Other revenues                                                       272           233           255
Net realized investment gains (losses)                                16            59          (442)
-------------------------------------------------------------------------------------------------------
    Total revenues                                                 3,795         3,424         2,855
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   1,203           841           673
Interest credited to fixed accounts                                  909           903           790
Amortization of deferred acquisition costs                            53           145           861
Other insurance and operating expenses                               582           550           649
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                    2,747         2,439         2,973
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               1,048           985          (118)
Income tax provision (benefit)                                       252           245          (189)
-------------------------------------------------------------------------------------------------------
Net income                                                        $  796        $  740        $   71
=======================================================================================================

Supplemental Disclosures:
Net realized investment gains:
  Net realized investment gains before impairment losses on
  securities                                                      $   44        $  121
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities         (22)          (53)
  Portion of loss recognized in other comprehensive income            (6)           (9)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains                                                              (28)          (62)
-------------------------------------------------------------------------------------------------------
Net realized investment gains                                     $   16        $   59
=======================================================================================================



See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF CASH FLOWS
(IN MILLIONS)


YEARS ENDED DECEMBER 31,                                           2010          2009          2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                        $   796      $    740       $    71
Adjustments to reconcile net income to net cash provided by
(used in) operating activities:
  Capitalization of deferred acquisition and sales inducement
  costs                                                              (494)         (640)         (674)
  Amortization of deferred acquisition and sales inducement
  costs                                                                50           155           982
  Depreciation, amortization and accretion, net                       (79)          (68)           61
  Deferred income tax expense (benefit)                               416           (81)         (234)
  Contractholder and policyholder charges, non-cash                  (259)         (259)         (248)
  Net realized investment gains                                       (46)         (135)           (7)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses          29            76           449
Change in operating assets and liabilities:
  Trading securities and equity method investments, net                29           136          (110)
  Future policy benefits for traditional life, disability
  income and long term care insurance                                 302           282           308
  Policy claims and other policyholders' funds                         11           (49)           81
  Reinsurance recoverables                                           (141)          (96)         (302)
  Other receivables                                                   (53)           (5)           20
  Accrued investment income                                            (6)          (64)           14
  Derivatives collateral, net                                          55        (1,928)        1,591
  Other assets and liabilities, net                                   439           684            41
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities                 1,049        (1,252)        2,043
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                               1,268         5,215           246
  Maturities, sinking fund payments and calls                       3,719         3,486         2,510
  Purchases                                                        (4,970)      (13,696)       (1,684)
Proceeds from sales and maturities of commercial mortgage
loans                                                                 207           279           263
Funding of commercial mortgage loans                                 (154)         (104)         (110)
Proceeds from sales of other investments                               95            43            19
Purchase of other investments                                        (256)          (11)         (140)
Purchase of land, buildings, equipment and software                   (15)          (14)          (18)
Change in policy loans, net                                           (14)            7           (25)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities                  (120)       (4,795)        1,061
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                           1,593         4,863         2,913
  Net transfers (to) from separate accounts                        (1,337)          195            91
  Surrenders and other benefits                                    (1,338)       (1,923)       (2,931)
Change in borrowings under repurchase agreements, net                 397            --            --
Proceeds from line of credit with Ameriprise Financial, Inc.           13           500            --
Payments on line of credit with Ameriprise Financial, Inc.           (310)           --            --
Deferred premium options, net                                        (182)          (82)          (77)
Tax adjustment on share-based incentive compensation plan              --            (2)            2
Cash dividend to Ameriprise Financial, Inc.                          (500)           --          (775)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by financing activities                (1,664)        3,551          (777)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents                 (735)       (2,496)        2,327
Cash and cash equivalents at beginning of period                      811         3,307           980
-------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of period                        $    76      $    811       $ 3,307
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                          $   112      $     72       $   168
  Interest paid on borrowings                                           3             1            --
Non-cash transactions:
  Capital contributions from Ameriprise Financial, Inc.           $    14      $    331       $   322


See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 2010
(IN MILLIONS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                               SHARES        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2008                      $ 3         $2,031        $3,188          $ (156)        $5,066
Change in accounting principles, net of
tax                                               --             --           (30)             --            (30)
Comprehensive loss:
  Net income                                      --             --            71              --             71
  Other comprehensive income (loss), net
  of tax:
    Change in net unrealized securities
    losses                                        --             --            --            (562)          (562)
    Change in net unrealized derivatives
    losses                                        --             --            --               2              2
                                                                                                       ------------
Total comprehensive loss                                                                                    (489)
Tax adjustment on share-based incentive
compensation plan                                 --              2            --              --              2
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (775)             --           (775)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             83            --              --             83
Non-cash dividend to Ameriprise Financial,
Inc.                                              --             --          (118)             --           (118)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                    $ 3          2,116         2,336            (716)         3,739
Change in accounting principles, net of
tax                                               --             --            38             (38)            --
Comprehensive income:
  Net income                                      --             --           740              --            740
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                        --             --            --           1,109          1,109
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --              23             23
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,876
Tax adjustment on share-based incentive
compensation plan                                 --             (2)           --              --             (2)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --            331            --              --            331
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2009                    $ 3         $2,445        $3,114          $  382         $5,944
Comprehensive income:
  Net income                                      --             --           796              --            796
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    gains                                         --             --            --             285            285
    Change in noncredit related
    impairments on securities and net
    unrealized securities losses on
    previously impaired securities                --             --            --               4              4
    Change in net unrealized derivatives
    losses                                        --             --            --               4              4
                                                                                                       ------------
Total comprehensive income                                                                                 1,089
Tax adjustment on share-based incentive
compensation plan                                 --              1            --              --              1
Cash dividends to Ameriprise Financial,
Inc.                                              --             --          (500)                          (500)
Non-cash capital contribution from
Ameriprise Financial, Inc.                        --             14            --              --             14
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2010                    $ 3         $2,460        $3,410          $  675         $6,548
===================================================================================================================




See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial").

- RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

- RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. Effective in March and September 2010, RiverSource Life of NY withdrew its Certificates of Authority from North Dakota and Delaware, respectively, as it does not conduct business in these states. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. ("RTA"). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the "Company"). All material intercompany transactions and balances have been eliminated in consolidation.

In the third quarter of 2010, the Company made adjustments for revisions to the valuations of reserves, deferred acquisition costs ("DAC") and deferred sales inducement costs ("DSIC") related to insurance and living benefit guarantees which resulted in a $32 million pretax charge ($21 million after-tax). In the second quarter of 2010, the Company made an adjustment for revisions to certain calculations in its valuation of DAC and DSIC which resulted in a $33 million pretax benefit ($21 million after-tax).

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 15. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. The Company's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion. In addition, persons owning an equity indexed annuity ("EIA") may have their interest calculated based on an increase in a broad-based stock market index. The Company issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under the Company's variable life insurance and variable annuity products described above, the purchaser may choose a fixed account option that is part of the Company's "general account", as well as investment options from a variety of portfolios that include common stocks, bonds, managed assets and/or short-term securities.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION
The Company consolidates entities in which it holds a greater than 50% voting interest, or when certain conditions are met for variable interest entities ("VIEs") and limited partnerships. Entities in which the Company exercises significant influence or holds a greater than 20% but less than 50% voting interest are accounted for under the equity method. All other investments

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method where the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity's losses, or the rights to receive the entity's returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities. A VIE is required to be assessed for consolidation under two models:

- If the VIE is a money market fund or is an investment company, or has the financial characteristics of an investment company, and the following is true:

  (i) the entity does not have an explicit or implicit obligation to fund the investment company's losses; and

  (ii) the investment company is not a securitization entity, asset backed financing entity, or an entity formally considered a qualifying special purpose entity,

then, the VIE will be consolidated by the entity that determines it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns. Examples of entities that are likely to be assessed for consolidation under this framework include hedge funds, property funds, private equity funds and venture capital funds.

- If the VIE does not meet the criteria above, the VIE will be consolidated by the entity that determines it has both:

  (i) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance; and

  (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

When determining whether the Company stands to absorb the majority of a VIE's expected losses or receive a majority of a VIE's expected returns, it analyzes the design of the VIE to identify the variable interests it holds. Then the Company quantitatively determines whether its variable interests will absorb a majority of the VIE's variability. If the Company determines it has control over the activities that most significantly impact the economic performance of the VIE and it will absorb a majority of the VIE's expected variability, the Company consolidates the VIE. The calculation of variability is based on an analysis of projected probability-weighted cash flows based on the design of the particular VIE. When determining whether the Company has the power and the obligation to absorb losses or rights to receive benefits from the VIE that could potentially be significant, the Company qualitatively determines if its variable interests meet these criteria. If the Company consolidates a VIE under either scenario, it is referred to as the VIE's primary beneficiary.

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, derivative instruments and hedging activities, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. Gains and losses are recognized in the Consolidated Statements of Income upon disposition of the securities.

Effective January 1, 2009, the Company early adopted an accounting standard that significantly changed the Company's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities as follows. When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and the Company must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria, and the Company does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, DSIC, certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


subsequent evaluation there is a sustained increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). The Company's Consolidated Statements of Shareholder's Equity present all changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income (loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

Trading Securities and Other Investments
Trading securities and other investments include separate account and mutual fund seed money, equity method investments, trading bonds, interests in affordable housing partnerships and syndicated loans. Separate account and mutual fund seed money is carried at fair value with changes in value recognized within net investment income. Affordable housing partnerships are accounted for under the equity method.

FINANCING RECEIVABLES

Commercial Mortgage Loans and Syndicated Loans
Commercial mortgage loans are reflected at amortized cost less the allowance for loan losses.

Syndicated loans represent the Company's investment in below investment grade loan syndications. Syndicated loans are reflected in trading securities and other investments at amortized cost less the allowance for loan losses.

Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans
Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, the loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Nonaccrual Loans
Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal or in accordance with the loan agreement unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less selling costs. Foreclosed property is recorded as real estate owned in trading securities and other investments. Syndicated loans are charged off when management determines that the loans are uncollectible.

Allowance for Loan Losses
Management determines the adequacy of the allowance for loan losses by portfolio based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance required for certain sectors based on management's assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans
The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. The impairment recognized is measured as the excess of the loan's recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan's effective interest rate, (ii) the fair value of collateral or (iii) the loan's observable market price.

Restructured Loans
A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms. Loans restructured at an interest rate equal to or greater than interest rates for new loans with comparable risk at the time the contract is modified are excluded from restructured loans. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to the borrower, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructure or after a performance period. If the borrower's ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status. There are no material commitments to lend additional funds to borrowers whose loans have been restructured.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2010 and 2009 was $66 million and $184 million, respectively, consisting of cash that has been pledged to counterparties.

REINSURANCE
The Company cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life, long term care ("LTC") and DI reinsurance premiums, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. Fixed and variable universal life reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for fixed and variable universal life insurance policies, the net cost of reinsurance ceded, which represents the discounted

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

amount of the expected cash flows between the reinsurer and the Company, is recognized as an asset and amortized over the term of the reinsurance contract, in proportion to the estimated gross profits and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC asset valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 8 for additional information on reinsurance.

LAND, BUILDINGS, EQUIPMENT AND SOFTWARE
Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company generally uses the straight-line method of depreciation and amortization over periods ranging from three to 30 years. During 2009, the Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial.

At December 31, 2010 and 2009, land, buildings, equipment and software were $191 million and $190 million, respectively, net of accumulated depreciation of $59 million and $52 million, respectively. Depreciation and amortization expense for the years ended December 31, 2010, 2009 and 2008 was $14 million, $8 million and $5 million, respectively.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments ("fair value hedges") or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedges").

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company formally documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also formally documents its risk management objectives and strategies for entering into the hedge transactions. The Company formally assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in accumulated other comprehensive income (loss) and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in accumulated other comprehensive income (loss) is reclassified to earnings over

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in accumulated other comprehensive income (loss) are recognized in earnings immediately.

See Note 16 for information regarding the Company's fair value measurement of derivative instruments and the impact of derivatives on the Consolidated Statements of Income.

The equity component of EIA obligations is considered an embedded derivative. Additionally, certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the EIA embedded derivatives is reflected in interest credited to fixed accounts. The changes in the fair value of the GMAB and GMWB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life ("UL") contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore, are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Company's Consolidated Statements of Income.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing the Company's annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact the Company's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company's management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders, who assume the related investment risk. Income and losses on separate account assets accrue directly to the contractholder and policyholder and are not reported in the Company's Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities. The Company receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities, EIAs and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. The Company also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, the Company offers contracts containing GMWB and GMAB provisions, and until May 2007, the Company offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and, where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 13 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB

RiverSource Life Insurance Company
--------------------------------------------------------------------------------


liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for EIAs are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

A portion of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

In determining the liability for contracts with profits followed by losses, the Company projects benefits and contract assessments using actuarial models. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews, and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 9 to for information regarding the liability for contracts with secondary guarantees.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for the Company's experience.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
The Company's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life, DI and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans, policy loans, other investments and cash and cash equivalents; the changes in fair value of trading securities and certain derivatives; and the pro-rata share of net income or loss on equity method investments. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain other charges assessed on annuities and fixed and variable universal life insurance, which consist of cost of insurance charges, net of reinsurance premiums and cost of reinsurance for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from the Company's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include expenses allocated to the Company from its parent, Ameriprise Financial, for the Company's share of compensation, professional and consultant fees and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs. Also included are commissions, sales and marketing expenses and other operating expenses. These expenses are net of DAC.

INCOME TAXES
Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes. Among the Company's deferred tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure the Company's ability to realize its deferred tax assets and avoid the establishment of a valuation allowance with respect to such assets.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Receivables
In July 2010, the Financial Accounting Standards Board ("FASB") updated the accounting standards for disclosures on the credit quality of financing receivables and the allowance for credit losses. The standard requires additional disclosure related to the credit quality of financing receivables, troubled debt restructurings and significant purchases or sales of financing receivables during the period. The standard requires that these disclosures and existing disclosures be presented on a disaggregated basis, similar to the manner that the entity uses to evaluate its credit losses. Disclosures of information as of the end of a reporting period are effective for interim and annual periods ending after December 15, 2010 and disclosures of

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

activity that occurred during a reporting period are effective for interim and annual periods beginning after December 15, 2010. In January 2011, the effective date of the disclosures related to troubled debt restructurings was deferred until the FASB clarifies guidance for determining what constitutes a troubled debt restructuring. The adoption of the standard did not impact the Company's consolidated financial condition and results of operations. See Note 2 and Note 6 for the required disclosures.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of VIEs. The standard amends the guidance on the determination of the primary beneficiary of a VIE from a quantitative model to a qualitative model and requires additional disclosures about an enterprise's involvement in VIEs. Under the new qualitative model, the primary beneficiary must have both the power to direct the activities of the VIE and the obligation to absorb losses or the right to receive gains that could be potentially significant to the VIE. In February 2010, the FASB amended this guidance to defer application of the consolidation requirements for certain investment funds. The standards are effective for interim and annual reporting periods beginning after November 15, 2009. The Company adopted the standard effective January 1, 2010 which did not impact its consolidated financial condition and results of operations.

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission ("SEC") filers. The standard is effective upon issuance and shall be applied prospectively. The Company adopted the standard in the first quarter of 2010. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosures on fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presents activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures on the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. The Company adopted the standard in the first quarter of 2010, except for the additional disclosures related to the Level 3 rollforward, which the Company will adopt in the first quarter of 2011. The adoption did not have any effect on the Company's consolidated financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. The Company adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $30 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives the Company uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, the Company recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price the Company would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the fair value of the Company's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, the Company considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, the Company adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk, and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of the Company's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $4 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of the Company not fulfilling these liabilities. As the Company's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments ("OTTI")
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings with a corresponding adjustment to accumulated other comprehensive income. The Company adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $38 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 5 for the Company's required disclosures.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts In October 2010, the FASB updated the accounting standards for DAC. Under this new standard, only the following costs incurred in the acquisition of new and renewal insurance contracts would be capitalizable as DAC: (i) incremental direct costs of a successful contract acquisition, (ii) portions of employees' salaries and benefits directly related to time spent performing specified acquisition activities (that is, underwriting, policy issuance and processing, medical and inspection, and sales force contract selling) for a contract that has actually been acquired, (iii) other costs related to the specified acquisition activities that would not have been incurred had the acquisition contract not occurred, and (iv) advertising costs that meet the capitalization criteria in other GAAP guidance for certain direct-response marketing. All other costs are to be expensed as incurred. The standard is effective for interim and annual periods beginning after December 15, 2011, with earlier adoption permitted if it is at the beginning of an entity's annual reporting period. The standard is to be applied prospectively; however, retrospective application to all prior periods presented is permitted but not required. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments
In April 2010, the FASB updated the accounting standards regarding accounting for investment funds determined to be VIEs. Under this standard an insurance enterprise would not be required to consolidate a voting-interest investment fund when it holds the majority of the voting interests of the fund through its separate accounts. In addition, the enterprise would not consider the interests held through separate accounts in evaluating its economic interests in a VIE, unless the separate account contract holder is a related party. The standard is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2010. The adoption of the standard is not expected to have a material impact on the Company's consolidated financial condition and results of operations.

4. VARIABLE INTEREST ENTITIES

RTA, a subsidiary of RiverSource Life Insurance Company, has variable interests in affordable housing partnerships for which it is not the primary beneficiary and, therefore, does not consolidate.

RTA's maximum exposure to loss as a result of its investment in the affordable housing partnerships is limited to the carrying values. The carrying values are reflected in trading securities and other investments and were $244 million and $28 million as of December 31, 2010 and 2009, respectively. RTA has no obligation to provide financial or other support to the affordable housing partnerships in addition to liabilities already recorded nor has it provided any additional support to the affordable housing partnerships. The Company had liabilities of $188 million and $1 million recorded in other liabilities as of December 31, 2010 and 2009, respectively, related to the affordable housing partnerships.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

5. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2010
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,792       $1,218         $ (56)       $15,954        $  1
Residential mortgage backed securities               4,364          308          (139)         4,533         (30)
Commercial mortgage backed securities                3,817          282            (4)         4,095          --
Asset backed securities                                883           43           (18)           908          --
State and municipal obligations                        809           18           (57)           770          --
Foreign government bonds and obligations                91           16            --            107          --
U.S. government and agencies obligations                55            7            --             62          --
Other structured investments                             7            6            --             13           6
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            24,818        1,898          (274)        26,442         (23)
Common stocks                                            1            1            --              2          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $24,819       $1,899         $(274)       $26,444        $(23)
====================================================================================================================




                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR        NONCREDIT
DESCRIPTION OF SECURITIES (IN MILLIONS)             COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                          $14,245       $  855         $(106)       $14,994        $  1
Residential mortgage backed securities               5,249          185          (238)         5,196         (41)
Commercial mortgage backed securities                3,874          182           (16)         4,040          --
Asset backed securities                                877           32           (29)           880          --
State and municipal obligations                        647           12           (46)           613          --
U.S. government and agencies obligations               152            7            (1)           158          --
Foreign government bonds and obligations                94           14            (1)           107          --
Other structured investments                             4            7            --             11           7
--------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                            25,142        1,294          (437)        25,999         (33)
Common and preferred stocks                             30           --            (7)            23          --
--------------------------------------------------------------------------------------------------------------------
  Total                                            $25,172       $1,294         $(444)       $26,022        $(33)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

At both December 31, 2010 and 2009, fixed maturity securities comprised approximately 88% of the Company's total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations ("NRSROs"), including Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"). The Company uses the median of available ratings from Moody's, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody's, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. At December 31, 2010 and 2009, approximately $1.2 billion and $1.1 billion, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2010                         DECEMBER 31, 2009
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN MILLIONS, EXCEPT              AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                        $ 8,067       $ 8,647          33%        $ 9,194       $ 9,520          37%
AA                                           1,360         1,426           5           1,081         1,084           4
A                                            4,025         4,259          16           4,182         4,326          17
BBB                                          9,831        10,721          41           9,276         9,826          38
Below investment grade                       1,535         1,389           5           1,409         1,243           4
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                   $24,818       $26,442         100%        $25,142       $25,999         100%
==========================================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2010 and 2009, approximately 29% and 33%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 107         $1,785         $(44)          13           $153          $ (12)         120
Residential mortgage
  backed securities           71            310           (7)          45            282           (132)         116
Commercial mortgage
  backed securities           10            238           (4)          --             --             --           10
Asset backed
  securities                  10            186           (6)          15             69            (12)          25
State and municipal
  obligations                 20            256           (9)           2             87            (48)          22
U.S. government and
  agencies obligations         1             15           --           --             --             --            1
Common stocks                  2              1           --            1             --             --            3
------------------------------------------------------------------------------------------------------------------------
  Total                      221         $2,791         $(70)          76           $591          $(204)         297
========================================================================================================================

                             DECEMBER 31, 2010
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $1,938         $ (56)
Residential mortgage
  backed securities           592          (139)
Commercial mortgage
  backed securities           238            (4)
Asset backed
  securities                  255           (18)
State and municipal
  obligations                 343           (57)
U.S. government and
  agencies obligations         15            --
Common stocks                   1            --
--------------------------------------------------
  Total                    $3,382         $(274)
==================================================






                                                                DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES               SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                  92         $1,088         $(18)           85         $1,313         $ (88)         177
Residential mortgage
  backed securities           34          1,184          (34)           53            363          (204)          87
Commercial mortgage
  backed securities           24            353           (4)           18            297           (12)          42
Asset backed
  securities                   6             70           (1)           16             87           (28)          22
State and municipal
  obligations                 13            232           (9)            2             99           (37)          15
U.S. government and
  agencies obligations         2             89           (1)           --             --            --            2
Foreign government
  bonds and
  obligations                 --             --           --             1              4            (1)           1
Common and preferred
  stocks                      --             --           --             2             23            (7)           2
------------------------------------------------------------------------------------------------------------------------
  Total                      171         $3,016         $(67)          177         $2,186         $(377)         348
========================================================================================================================

                             DECEMBER 31, 2009
(IN MILLIONS, EXCEPT    --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES                  VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities               $2,401         $(106)
Residential mortgage
  backed securities         1,547          (238)
Commercial mortgage
  backed securities           650           (16)
Asset backed
  securities                  157           (29)
State and municipal
  obligations                 331           (46)
U.S. government and
  agencies obligations         89            (1)
Foreign government
  bonds and
  obligations                   4            (1)
Common and preferred
  stocks                       23            (7)
--------------------------------------------------
  Total                    $5,202         $(444)
==================================================



As part of the Company's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities at December 31, 2010 are attributable to credit spreads. The primary driver of lower unrealized losses at December 31, 2010 was the decline of interest rates during the period.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income:

                                                                        YEARS ENDED DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other
  comprehensive income                                                     $ 82          $102
Additional amount related to credit losses for which an other-than-
  temporary impairment was not previously recognized                         14             7
Reductions for securities sold during the period (realized)                  --           (58)
Additional increases to the amount related to credit losses for which
  an other-than-temporary impairment was previously recognized               12            31
-------------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31 for which a portion of other-than-temporary impairment was
  recognized in other comprehensive income                                 $108          $ 82
=================================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

losses and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents a rollforward of the net unrealized securities (losses) gains on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                         COMPREHEN-
                                                                                         SIVE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             SECURITIES                  SECURITIES
                                                              (LOSSES)      DEFERRED      (LOSSES)
(IN MILLIONS)                                                   GAINS      INCOME TAX       GAINS
----------------------------------------------------------------------------------------------------
Balance at January 1, 2008                                     $  (179)       $  63        $  (116)
  Net unrealized securities losses arising during the
  period                                                        (1,598)         559         (1,039)
  Reclassification of losses included in net income                431         (151)           280
  Impact on DAC, DSIC and benefit reserves                         303         (106)           197
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                    (1,043)         365           (678)
  Cumulative effect of accounting change                           (58)          20            (38)(1)
  Net unrealized securities gains arising during the
  period(3)                                                      2,378         (832)         1,546
  Reclassification of gains included in net income                 (73)          26            (47)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (566)         199           (367)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                       638         (222)           416(2)
  Net unrealized securities gains arising during the
  period(3)                                                        794         (278)           516
  Reclassification of gains included in net income                 (20)           7            (13)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                    (328)         114           (214)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2010                                   $ 1,084        $(379)       $   705(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009. See Note 3 for additional information on the adoption impact.
(2) At December 31, 2010 and 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Securities Gains included $(12) million and $(16) million, respectively, of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.
(3) In 2010 and 2009, net unrealized securities gains arising during the period include other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income during the period.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                         $ 51          $185          $  13
Gross realized investment losses from sales                          (4)          (50)            (6)
Other-than-temporary impairments                                    (28)          (62)          (440)


The other-than-temporary impairments for the year ended December 31, 2010 primarily related to credit losses on non-agency residential mortgage backed securities as well as corporate debt securities in the gaming industry. The other-than-temporary impairments for the year ended December 31, 2009 related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The other-than-temporary impairments for the year ended December 31, 2008 related to losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities.

Available-for-Sale securities by contractual maturity at December 31, 2010 were as follows:

                                                                         AMORTIZED
(IN MILLIONS)                                                              COST       FAIR VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                       $ 1,047       $ 1,066
Due after one year through five years                                       5,359         5,671
Due after five years through 10 years                                       5,615         6,106
Due after 10 years                                                          3,726         4,050
-------------------------------------------------------------------------------------------------
                                                                           15,747        16,893
-------------------------------------------------------------------------------------------------
Residential mortgage backed securities                                      4,364         4,533
Commercial mortgage backed securities                                       3,817         4,095
Asset backed securities                                                       883           908
Other structured investments                                                    7            13
Common stocks                                                                   1             2
-------------------------------------------------------------------------------------------------
  Total                                                                   $24,819       $26,444
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments are not due at a single maturity date. As such, these securities, as well as common and preferred stocks, were not included in the maturities distribution.

At both December 31, 2010 and 2009, bonds carried at $7 million were on deposit with various states as required by law.

Trading Securities
Net recognized gains (losses) related to trading securities held at December 31, 2010, 2009 and 2008 were nil, nil and $9 million, respectively.

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                        $1,482        $1,371        $1,043
Income on commercial mortgage loans                                  152           160           173
Trading securities and other investments                              40            35            55
-------------------------------------------------------------------------------------------------------
                                                                   1,674         1,566         1,271
Less: investment expenses                                            (45)          (40)          (19)
-------------------------------------------------------------------------------------------------------
  Total                                                           $1,629        $1,526        $1,252
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                    $19          $ 73          $(433)
Commercial mortgage loans                                            (6)          (13)            (1)
Trading securities and other investments                              3            (1)            (8)
-------------------------------------------------------------------------------------------------------
  Total                                                             $16          $ 59          $(442)
=======================================================================================================



6. FINANCING RECEIVABLES

The Company's financing receivables include commercial mortgage loans, syndicated loans and policy loans. The Company does not hold any loans acquired with deteriorated credit quality. See Note 2 for information regarding the Company's accounting policies related to loans and the allowance for loan losses.

ALLOWANCE FOR LOAN LOSSES

The following table presents a rollforward of the allowance for loan losses for the year ended December 31, 2010 and the ending balance of the allowance for loan losses as of December 31, 2010 by impairment method and type of loan:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Beginning balance                                                   $30           $12           $42
  Charge-offs                                                        (1)           (2)           (3)
  Provisions                                                          7            (5)            2
-------------------------------------------------------------------------------------------------------
Ending balance                                                      $36           $ 5           $41
=======================================================================================================
Ending balance: Individually evaluated for impairment               $ 8           $--           $ 8
Ending balance: Collectively evaluated for impairment                28             5            33


The recorded investment in financing receivables as of December 31, 2010 by impairment method and type of loan was as follows:

                                                                COMMERCIAL
                                                                 MORTGAGE     SYNDICATED
(IN MILLIONS)                                                      LOANS         LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Ending balance: Individually evaluated for impairment             $   75         $ --         $   75
Ending balance: Collectively evaluated for impairment              2,431          205          2,636
-------------------------------------------------------------------------------------------------------
Ending balance                                                    $2,506         $205         $2,711
=======================================================================================================



As of December 31, 2010, the Company's recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $19 million.

During the year ended December 31, 2010, the Company purchased $59 million and sold $2 million of syndicated loans.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

CREDIT QUALITY INFORMATION

Nonperforming loans, which are generally loans 90 days or more past due, were $8 million as of December 31, 2010. All other loans were considered to be performing.

Commercial Mortgage Loans
The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were 3% of commercial mortgage loans as of December 31, 2010. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure in the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
South Atlantic                                                    $  590           24%          $ 4
Pacific                                                              530           21            15
Mountain                                                             286           11            --
West North Central                                                   251           10            --
East North Central                                                   240           10            --
Middle Atlantic                                                      212            8            --
West South Central                                                   183            7            --
New England                                                          148            6             2
East South Central                                                    66            3            --
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type as of December 31, 2010 were as follows:

                                                                              PERCENT OF      FUNDING
(IN MILLIONS, EXCEPT PERCENTAGES)                                  LOANS         LOANS      COMMITMENTS
-------------------------------------------------------------------------------------------------------
Retail                                                            $  820           33%          $10
Office                                                               717           29            --
Industrial                                                           456           18             6
Apartments                                                           326           13            --
Hotel                                                                 57            2            --
Mixed Use                                                             43            2            --
Other                                                                 87            3             5
                                                               ------------  ------------  ------------
                                                                   2,506          100%           21
                                                                             ------------
Less: allowance for loan losses                                      (36)                        --
                                                               ------------                ------------
  Total                                                           $2,470                        $21
=======================================================================================================



Syndicated Loans
The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2010 were $1 million.

7. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2010, 2009 and 2008, management reviewed and updated the DAC and DSIC valuation assumptions for the Company's products. As part of its third quarter 2010 process, management extended the projection periods used for its annuity products and revised client asset value growth rates assumed for variable annuity and variable universal life contracts. During the third quarter of 2008, the Company converted to a new industry standard valuation system that provided enhanced modeling capabilities.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The total pretax impacts on the Company's assets and liabilities attributable to the review of valuation assumptions during the third quarter of 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                                           FUTURE
BALANCE SHEET IMPACT             REINSURANCE                                  OTHER        POLICY         OTHER
DEBIT (CREDIT) (IN MILLIONS)    RECOVERABLES       DAC          DSIC         ASSETS       BENEFITS     LIABILITIES      TOTAL
--------------------------------------------------------------------------------------------------------------------------------
2010 period                         $(21)         $323           $52           $--          $(266)         $--          $ 88
2009 period                          (65)          119             9            --             71           --           134
2008 period                           92           (81)           (6)            1             95            5           106


The total pretax impacts on the Company's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2010, 2009 and 2008 and the valuation system conversion during the third quarter of 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX                                                  CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
BENEFIT (CHARGE) (IN MILLIONS)            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2010 period                                  $--          $(21)         $(214)        $323           $--          $ 88
2009 period                                   --           (65)            80          119            --           134
2008 period                                    2            95             89          (81)            1           106


The balances of and changes in DAC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $4,285        $4,324        $4,334
Cumulative effect of accounting change                                --            --            36
Capitalization of acquisition costs                                  459           558           587
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (376)         (264)         (780)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          323           119           (81)
Impact of change in net unrealized securities (gains) losses        (113)         (452)          228
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $4,578        $4,285        $4,324
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $524          $518          $ 511
Cumulative effect of accounting change                               --            --              9
Capitalization of sales inducement costs                             35            82             87
Amortization, excluding the impact of valuation assumptions
review and valuation system conversion                              (49)          (19)          (115)
Amortization, impact of valuation assumptions review and
valuation system conversion                                          52             9             (6)
Impact of change in net unrealized securities (gains) losses        (17)          (66)            32
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $545          $524          $ 518
=======================================================================================================



As described in Note 3, the Company adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in the first quarter of 2009. The adoption had no net impact to DAC and DSIC.

Effective January 1, 2008, the Company adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $36 million and $9 million to DAC and DSIC, respectively. See
Note 3 for additional information regarding the Company's adoption of fair value accounting standards.

8. REINSURANCE

Generally, the Company currently reinsures 90% of the death benefit liability related to almost all individual fixed and variable universal life and term life insurance products. As a result, the Company typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. The Company began reinsuring risks at this level during 2001 (2002 for RiverSource Life of NY) for term life insurance and 2002 (2003 for RiverSource Life of NY) for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by the Company is $1.5 million on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

For existing LTC policies, the Company retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. ("Genworth"). For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states in October 2007 (August 2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

At December 31, 2010 and 2009, traditional life and universal life insurance in force aggregated $192.0 billion and $192.8 billion, respectively, of which $134.0 billion and $131.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Direct premiums                                                    $ 681         $ 659         $ 641
Reinsurance ceded                                                   (192)         (209)         (203)
-------------------------------------------------------------------------------------------------------
Net premiums                                                       $ 489         $ 450         $ 438
=======================================================================================================



Policy and contract charges are presented on the Consolidated Statements of Income net of $67 million, $62 million and $61 million of reinsurance ceded for the years ended December 31, 2010, 2009 and 2008, respectively.

Reinsurance recovered from reinsurers was $166 million, $167 million and $142 million for the years ended December 31, 2010, 2009 and 2008, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Reinsurance recoverables include approximately $1.4 billion and $1.3 billion related to LTC risk ceded to Genworth as of December 31, 2010 and 2009, respectively. Included in future policy benefits is $657 million and $667 million related to assumed reinsurance arrangements as of December 31, 2010 and 2009, respectively.

9. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $16,520       $16,558
Equity indexed annuities accumulated host values                              100           159
Equity indexed annuities embedded derivatives                                   3             9
Variable annuity fixed sub-accounts                                         4,868         6,127
Variable annuity GMWB                                                         337           204
Variable annuity GMAB                                                         104           100
Other variable annuity guarantees                                              13            12
-------------------------------------------------------------------------------------------------
  Total annuities                                                          21,945        23,169
VUL/UL insurance                                                            2,588         2,526
VUL/UL insurance additional liabilities                                       143            69
Other life, DI and LTC insurance                                            5,004         4,619
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             29,680        30,383
Policy claims and other policyholders' funds                                  134           123
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $29,814       $30,506
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $57,862       $48,982
VUL insurance variable sub-accounts                                         5,887         5,239
Other insurance variable sub-accounts                                          46            46
-------------------------------------------------------------------------------------------------
  Total                                                                   $63,795       $54,267
=================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. The Company generally invests the proceeds from the annuity payments in fixed rate securities. The Company may hedge the interest rate risks related to fixed annuities with derivative instruments. As of December 31, 2010 and 2009, there were no outstanding derivatives to hedge these risks.

Equity Indexed Annuities
The Index 500 Annuity, the Company's EIA product, is a single premium deferred fixed annuity. The contract is issued with an initial term of seven years and interest earnings are linked to the S&P 500 Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity deposits in fixed rate securities and hedges the equity risk with derivative instruments. See Note 16 for additional information regarding the Company's derivative instruments. In 2007, the Company discontinued new sales of EIAs.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company's variable annuity guarantees. The Company does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 16 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by the Company. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. The Company also offers term and whole life insurance as well as disability products. The Company no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

Portions of the Company's fixed and variable universal life contracts have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

10. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 9 for additional information regarding the Company's variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture and less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company has GMWB riders in force, which contain one or more of the following provisions:

- Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- Withdrawals at a specified rate per year for the life of the contractholder ("GMWB for life").

- Withdrawals at a specified rate per year for joint contractholders while either is alive.

- Withdrawals based on performance of the contract.

- Withdrawals based on the age withdrawals begin.

- Once withdrawals begin, the contractholder's funds are moved to one of the three least aggressive asset allocation models (of the five that are available prior to withdrawal).

- Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

                                                        DECEMBER 31, 2010                            DECEMBER 31, 2009
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN                      WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE      NET AMOUNT       AVERAGE       CONTRACT       SEPARATE
(IN MILLIONS, EXCEPT AGE)               VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                    $37,714        $36,028         $173            62           $30,938        $28,415
  Five/six-year reset                   13,689         11,153          312            62            13,919         11,223
  One-year ratchet                       7,741          7,242          287            63             7,081          6,400
  Five-year ratchet                      1,466          1,414            8            60             1,256          1,171
  Other                                    680            649           61            67               549            516
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                      $61,290        $56,486         $841            62           $53,743        $47,725
===========================================================================================================================
GGU DEATH BENEFIT                      $   970        $   912         $ 79            64           $   853        $   775
GMIB                                   $   597        $   561         $ 76            64           $   628        $   582
GMWB:
  GMWB                                 $ 4,341        $ 4,317         $106            64           $ 4,196        $ 4,067
  GMWB for life                         20,374         20,259          129            63            14,988         14,333
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                      $24,715        $24,576         $235            63           $19,184        $18,400
===========================================================================================================================
GMAB                                   $ 3,540        $ 3,523         $ 22            56           $ 2,926        $ 2,853
                                         DECEMBER 31, 2009
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN MILLIONS, EXCEPT AGE)            AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                    $  974           61
  Five/six-year reset                     929           61
  One-year ratchet                        873           63
  Five-year ratchet                        38           59
  Other                                    95           67
---------------------------------------------------------------
    Total -- GMDB                      $2,909           61
===============================================================
GGU DEATH BENEFIT                      $   70           63
GMIB                                   $  126           63
GMWB:
  GMWB                                 $  454           64
  GMWB for life                           795           63
---------------------------------------------------------------
    Total -- GMWB                      $1,249           63
===============================================================
GMAB                                   $  153           56


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN MILLIONS)                                    GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008                $ 24           $ 3         $   136        $  33          $ 4
Incurred claims                                       58            10           1,335          334            6
Paid claims                                          (27)           (1)             --           --           (3)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008                55            12           1,471          367            7
Incurred claims                                       12            (5)         (1,267)        (267)           8
Paid claims                                          (61)           (1)             --           --           --
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009                 6             6             204          100           15
Incurred claims                                       17             3             133            4           59
Paid claims                                          (18)           (1)             --           --           (6)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2010              $  5           $ 8         $   337        $ 104          $68
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $32,665       $29,379
  Bond                                                                     22,755        16,537
  Other                                                                     2,253         2,889
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $57,673       $48,805
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2010, 2009 and 2008.

11. LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, had an outstanding balance of $3 million and $300 million as of December 31, 2010 and 2009, respectively, under a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed $800 million at any time. The interest rate for any borrowing under the agreement was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. Amounts borrowed may be repaid at any time with no prepayment penalty. The outstanding balance at December 31, 2010 was paid in full with a payment in January 2011. The outstanding balance at December 31, 2009 was paid in full during the first quarter of 2010. RiverSource Life Insurance Company borrowed $200 million in January 2011 and an additional $100 million in February 2011 under this line of credit.

The Company has a revolving credit agreement with Ameriprise Financial aggregating $200 million. The interest rate for any borrowings is established by reference to LIBOR. There were no amounts outstanding on this line of credit at December 31, 2010 and 2009.

In September 2008, RiverSource Life Insurance Company, as the lender, entered into a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company's statutory admitted assets as of the prior year end. The interest rate for any borrowing was established by reference to LIBOR plus 28 basis points. In January 2011, an amendment to this agreement increased the interest rate to LIBOR plus 115 basis points. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of December 31, 2010 and 2009.

12. BORROWINGS UNDER REPURCHASE AGREEMENTS

During 2010, the Company entered into repurchase agreements in exchange for cash which it accounts for as secured borrowings. The Company has pledged Available-for-Sale securities consisting of agency residential mortgage backed securities to collateralize its obligation under the repurchase agreements. The fair value of the securities pledged is recorded in investments and was $412 million at December 31, 2010. The amount of the Company's liability as of December 31, 2010 was $397 million. The weighted average annualized interest rate on the repurchase agreements held as of December 31, 2010 was 0.3%.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

13. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. The Company's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques. Level 1 securities include U.S. Treasuries. Level 2 securities include municipal and corporate bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from nationally-recognized pricing services. Observable inputs used to value these securities can include: reported trades, benchmark yields, issuer spreads and broker/dealer quotes. Level 3 securities primarily include corporate bonds, non-agency residential mortgage backed securities and asset backed securities. The fair value of these Level 3 securities is typically based on a single broker quote, except for the valuation of non-agency residential mortgage backed securities. Effective March 31, 2010, the Company returned to using prices from nationally-recognized pricing services to determine the fair value of non-agency residential mortgage backed securities because the difference between these prices and the results of the Company's discounted cash flows was not significant. The Company continues to classify its non-agency residential mortgage backed securities as Level 3 because it believes the market for these securities is still inactive and their valuation includes significant unobservable inputs.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Other Assets
Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchanged-traded, are classified as Level 1 measurements. The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

measurements are classified as Level 2 within the fair value hierarchy and include swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. The Company settled these Level 3 derivatives in the second quarter of 2009 and has not entered into any additional derivative instruments that have significant unobservable inputs since then.

LIABILITIES

Future Policy Benefits
The Company values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions (such as, market implied equity volatility and the LIBOR swap curve) and incorporate significant unobservable inputs related to contractholder behavior assumptions (such as withdrawals and lapse rates) and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of the Company's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits. The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivative liability associated with the provisions of its EIAs. The inputs to these calculations are primarily market observable and include interest rates, volatilities and equity index levels. As a result, these measurements are classified as Level 2.

Other Liabilities
The fair value of derivatives that are traded in less active over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and options.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2010
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $14,637       $1,317        $15,954
     Residential mortgage backed securities                  --           1,915        2,618          4,533
     Commercial mortgage backed securities                   --           4,065           30          4,095
     Asset backed securities                                 --             681          227            908
     State and municipal obligations                         --             770           --            770
     U.S. government and agencies obligations                11              51           --             62
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           13             13
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          22,226        4,205         26,442
  Common stocks                                               1               1           --              2
  Trading securities                                         --              26           --             26
  Cash equivalents                                           --              76           --             76
  Other assets:
    Interest rate derivatives                                --             366           --            366
    Equity derivatives                                       32             323           --            355
    Credit derivatives                                       --               4           --              4
-------------------------------------------------------------------------------------------------------------
  Total other assets                                         32             693           --            725
  Separate account assets                                    --          63,795           --         63,795
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $44         $86,817       $4,205        $91,066
=============================================================================================================

Liabilities
  Future policy benefits:
    EIA embedded derivatives                                $--         $     3       $   --        $     3
    GMWB and GMAB embedded derivatives                       --              --          421            421
-------------------------------------------------------------------------------------------------------------
  Total future policy benefits                               --               3          421            424
  Other liabilities:
    Interest rate derivatives                                --             379           --            379
    Equity derivatives                                       18             647           --            665
    Credit derivatives                                       --               1           --              1
-------------------------------------------------------------------------------------------------------------
  Total other liabilities                                    18           1,027           --          1,045
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $18         $ 1,030       $  421        $ 1,469
=============================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN MILLIONS)                                             LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
    Fixed maturities:
     Corporate debt securities                              $--         $13,755       $1,239        $14,994
     Residential mortgage backed securities                  --           2,424        2,772          5,196
     Commercial mortgage backed securities                   --           3,968           72          4,040
     Asset backed securities                                 --             665          215            880
     State and municipal obligations                         --             613           --            613
     U.S. government and agencies obligations                11             147           --            158
     Foreign government bonds and obligations                --             107           --            107
     Other structured investments                            --              --           11             11
-------------------------------------------------------------------------------------------------------------
    Total Available-for-Sale securities: Fixed
    maturities                                               11          21,679        4,309         25,999
  Common and preferred stocks                                --              23           --             23
  Trading securities                                         --              36           --             36
  Cash equivalents                                            2             801           --            803
  Other assets                                               --             615           --            615
  Separate account assets                                    --          54,267           --         54,267
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                  $13         $77,421       $4,309        $81,743
=============================================================================================================

Liabilities
  Future policy benefits                                    $--         $     9       $  299        $   308
  Other liabilities                                          --             757           --            757
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                             $--         $   766       $  299        $ 1,065
=============================================================================================================



The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS          PURCHASES,
                                                              INCLUDED IN            SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2010         INCOME       VE INCOME        NET         LEVEL 3        2010
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $1,239          $ 1          $ 30          $  22         $  25        $1,317
    Residential mortgage backed
    securities                              2,772           54           190           (398)           --         2,618
    Commercial mortgage backed
    securities                                 72            1            10             91          (144)           30
    Asset backed securities                   215            6            22             (3)          (13)          227
    Other structured investments               11            2            --             --            --            13
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          4,309           64(1)        252           (288)         (132)(3)     4,205
Future policy benefits:
  GMWB and GMAB embedded derivatives         (299)           4(2)         --           (126)           --          (421)


(1) Represents a $21 million loss included in net realized investment gains (losses) and an $85 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $157 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service and securities with a fair value of $25 million that were transferred to Level 3 as the fair value of the securities is now based on broker quotes.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

                                                              TOTAL GAINS          PURCHASES,
                                                         (LOSSES) INCLUDED IN        SALES,
                                                      --------------------------    ISSUANCES
                                          BALANCE,                      OTHER          AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET      COMPREHENSI-  SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN MILLIONS)                               2009         INCOME       VE INCOME        NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Corporate debt securities              $ 1,086       $   --         $194         $   20         $(61)        $1,239
    Residential mortgage backed
    securities                                 520           65          156          2,031           --          2,772
    Commercial mortgage backed
    securities                                   3           --            8             61           --             72
    Asset backed securities                     95            7           10            112           (9)           215
    Other structured investments                 9            2           --             --           --             11
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                           1,713           74(1)       368          2,224          (70)(3)      4,309

Other assets                                   200          (37)(2)       --           (163)          --             --
Future policy benefits:
  GMWB and GMAB embedded derivatives        (1,832)       1,611(2)        --            (78)          --           (299)


(1) Represents a $7 million loss included in net realized investment gains (losses) and an $81 million gain included in net investment income in the Consolidated Statements of Income.

(2) Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.

(3) Represents securities with a fair value of $79 million that were transferred to Level 2 as the fair value of the securities are now obtained from a nationally-recognized pricing service and a security with a fair value of $9 million that was transferred to Level 3 as the fair value of the security is now based on broker quotes.

The Company recognizes transfers between levels of the fair value hierarchy as of the beginning of the quarter in which each transfer occurred.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31:

                                                          2010                                      2009
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN MILLIONS)                              INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities:
    Residential mortgage backed
    securities                               $78          $(26)         $ --           $80          $(31)        $   --
    Asset backed securities                    5            --            --             1            --             --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                            83           (26)           --            81           (31)            --
Future policy benefits                        --            --           (15)           --            --          1,582


During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying value and the estimated fair value of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2010                        2009
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN MILLIONS)                                              VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                          $ 2,470       $ 2,558       $ 2,532       $ 2,519
  Policy loans                                                729           805           715           790
  Other investments                                           210           224           226           245
  Restricted cash                                              66            66           184           184

FINANCIAL LIABILITIES
  Future policy benefits                                  $15,328       $15,768       $15,540       $15,657
  Separate account liabilities                                395           395           406           406
  Line of credit with Ameriprise Financial                      3             3           300           300
  Borrowings under repurchase agreements                      397           397            --            --

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Commercial Mortgage Loans, Net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for the Company's estimate of the amount recoverable on the loan.

Policy Loans
The fair value of policy loans is determined using discounted cash flows.

Other Investments
Other investments primarily consist of syndicated loans and an investment in Federal Home Loan Bank of Des Moines ("FHLB"). The fair value of syndicated loans is obtained from a nationally-recognized pricing service. The carrying value of the investment in FHLB is considered a reasonable estimate of the fair value, as this represents the stated exit price for this investment.

Restricted Cash
Restricted cash is generally set aside for specific business transactions and restrictions are specific to the Company and do not transfer to third party market participants; therefore, the carrying amount is a reasonable estimate of fair value.

Future Policy Benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and the Company's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status, EIA host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and the Company. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

Line of Credit with Ameriprise Financial
The fair value of the line of credit is determined by discounting cash flows with an adjustment for the Company's nonperformance risk specific to this liability; however, due to the short-term nature of the line of credit, the carrying value is used as an approximation of the fair value.

Borrowings under Repurchase Agreements
The fair value of borrowings under agreements to repurchase is determined by discounting cash flows. A nonperformance adjustment is not included as collateral requirements for these borrowings minimize the nonperformance risk.

14. RELATED PARTY TRANSACTIONS

Columbia Management Investment Advisers, LLC is the investment manager for the proprietary mutual funds used as investment options by the Company's variable annuity contractholders and variable life insurance policyholders. The Company provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2010, 2009 and 2008, the Company received $136 million, $87 million and $101 million, respectively, from Columbia Management Investment Advisers, LLC for these services.

The Company participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). The Company's share of the total net periodic pension cost was $1 million in 2010, $2 million in 2009 and $1 million in 2008.

The Company participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $1 million in 2010 and $3 million in both 2009 and 2008.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

The Company also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. The Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $1 million, $2 million and nil in 2010, 2009 and 2008, respectively.

The Company participates in the defined benefit health care plans of Ameriprise Financial that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations was nil in both 2010 and 2009 and $1 million in 2008.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $527 million, $580 million and $673 million for 2010, 2009 and 2008, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Dividends paid were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Cash dividends paid to Ameriprise Financial                        $500           $--          $775
Cash dividends paid to RiverSource Life Insurance Company
from RiverSource Life of NY                                          28            --            77
Cash dividend paid to RiverSource Life Insurance Company from
RTA                                                                  63            22            --
Non-cash dividend paid to Ameriprise Financial from RTA              --            --           118


Notifications to state insurance regulators were made in advance of payments of dividends for amounts in excess of statutorily defined thresholds. See Note 15 for additional information.

During 2010, the Company received a non-cash capital contribution of $14 million comprised of affordable housing partnership investments from Ameriprise Financial.

During 2009, RiverSource Life Insurance Company received a non-cash capital contribution of $131 million comprised of two buildings and the related land from Ameriprise Financial. As part of the transaction, RiverSource Life Insurance Company entered into an agreement to lease the buildings to Ameriprise Financial. In addition, RiverSource Life Insurance Company received a non-cash capital contribution of $200 million consisting of a reduction of the outstanding balance due to Ameriprise Financial under a line of credit. See Note 11 for more information on the Company's lines of credit.

During 2008, the Company received a non-cash capital contribution of $83 million comprised of below investment grade syndicated bank loans from Ameriprise Financial. In addition, RiverSource Life Insurance Company received a $239 million contribution from Ameriprise Financial, consisting of all the issued and outstanding shares of RTA.

There were no amounts included in other liabilities at December 31, 2010 and 2009 payable to Ameriprise Financial for federal income taxes.

During 2009, the Company sold corporate bonds of $27 million to Ameriprise Financial and recognized a gain of $9 million.

15. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends or distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, dividends or distributions in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company's primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company's statutory unassigned surplus aggregated $810 million and $433 million as of December 31, 2010 and 2009, respectively.

In addition, dividends or distributions, whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year's statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as "extraordinary dividends." Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

Statutory net gain from operations and net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
                                                                (unaudited)
Statutory net gain (loss) from operations(1)                      $1,200        $1,793        $(1,184)
Statutory net income (loss)(1)                                     1,112         1,887         (1,407)
Statutory capital and surplus                                      3,735         3,371          2,529


(1) An increase in statutory reserves for variable annuity guaranteed benefits contributed significantly to the loss in 2008, but was substantially offset by unrealized gains on derivatives which are not included in the statutory income statement, but recorded directly to surplus. These impacts were substantially reversed in 2009 and 2010.

16. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company's products and operations.

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives:

                                                    ASSET                                      LIABILITY
DERIVATIVES NOT              BALANCE     ---------------------------      BALANCE     ---------------------------
DESIGNATED                    SHEET      DECEMBER 31,   DECEMBER 31,       SHEET      DECEMBER 31,   DECEMBER 31,
AS HEDGING INSTRUMENTS      LOCATION         2010           2009         LOCATION         2010           2009
-----------------------------------------------------------------------------------------------------------------
                                                (IN MILLIONS)                                (IN MILLIONS)
GMWB AND GMAB
  Interest rate                                                        Other
  contracts               Other assets       $366           $176       liabilities       $  379         $  280
                                                                       Other
  Equity contracts        Other assets        354            425       liabilities          665            474
                                                                       Other
  Credit contracts        Other assets          4             12       liabilities            1             --
                                                                       Future
  Embedded                                                             policy
  derivatives(1)          N/A                  --             --       benefits             421            299
                                         ---------------------------                  ---------------------------
    Total GMWB and GMAB                       724            613                          1,466          1,053
                                         ---------------------------                  ---------------------------
OTHER DERIVATIVES:
EQUITY
                                                                       Other
  GMDB                    Other assets         --             --       liabilities           --              2
                                                                       Other
  EIA                     Other assets          1              2       liabilities           --             --
                                                                       Future
  EIA embedded                                                         policy
  derivatives             N/A                  --             --       benefits               3              9
                                         ---------------------------                  ---------------------------
    Total other                                 1              2                              3             11
                                         ---------------------------                  ---------------------------
Total derivatives                            $725           $615                         $1,469         $1,064
                                         ===========================                  ===========================



N/A Not applicable

(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

See Note 13 for additional information regarding the Company's fair value measurement of derivative instruments.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Consolidated Statements of Income for the years ended December 31:

                                    LOCATION OF
                                    GAIN (LOSS)            AMOUNT OF GAIN (LOSS)
                                        ON                     ON DERIVATIVES
                                    DERIVATIVES             RECOGNIZED IN INCOME
DERIVATIVES NOT DESIGNATED          RECOGNIZED        -------------------------------
AS HEDGING INSTRUMENTS               IN INCOME            2010               2009
-------------------------------------------------------------------------------------
                                                               (IN MILLIONS)
GMWB AND GMAB
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Interest rate contracts          expenses               $  95             $  (435)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Equity contracts                 expenses                (370)             (1,245)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Credit contracts                 expenses                 (44)                (65)
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  Embedded derivatives(1)          expenses                (121)              1,533
-------------------------------------------------------------------------------------
    Total GMWB and GMAB                                    (440)               (212)
-------------------------------------------------------------------------------------

OTHER DERIVATIVES:
EQUITY
                                   Benefits,
                                   claims,
                                   losses and
                                   settlement
  GMDB                             expenses                  (4)                (10)
                                   Interest
                                   credited to
                                   fixed
  EIA                              accounts                   2                   4
                                   Interest
                                   credited to
                                   fixed
  EIA embedded derivatives         accounts                   7                   7
-------------------------------------------------------------------------------------
    Total other                                               5                   1
-------------------------------------------------------------------------------------
Total derivatives                                         $(435)            $  (211)
=====================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate based on changes in equity, interest rate and credit markets.

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate and credit risk related to various products and transactions of the Company.

The majority of the Company's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The Company economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions, interest rate swaps, variance swaps and credit default swaps. At December 31, 2010 and 2009, the gross notional amount of derivative contracts for the Company's GMWB and GMAB provisions was $55.5 billion and $38.7 billion, respectively. The Company had previously entered into a limited number of derivative contracts to economically hedge equity exposure related to GMDB provisions on variable annuity contracts written in 2009. As of December 31, 2010, the Company did not have any outstanding hedges on its GMDB provisions. At December 31, 2009, the gross notional amount of derivative contracts for the Company's GMDB provisions was $77 million. The deferred premium associated with the above options is paid or received semi-annually over the life of the option contract.

The following is a summary of the payments the Company is scheduled to make and receive for these options:

                                                                         PREMIUMS      PREMIUMS
(IN MILLIONS)                                                             PAYABLE     RECEIVABLE
-------------------------------------------------------------------------------------------------
2011                                                                       $266           $10
2012                                                                        245             9
2013                                                                        223             8
2014                                                                        197             7
2015                                                                        174             6
2016-2025                                                                   546             7


Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EIAs have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to EIA products will positively or negatively impact earnings over the life of these products. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and occasionally enters into futures contracts. The gross notional amount of these derivative contracts was $89 million and $129 million at December 31, 2010 and 2009, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions, which are considered embedded derivatives. In addition, the equity component of the EIA product obligations is also considered an embedded derivative. These embedded derivatives are bifurcated from their host contracts and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As discussed above, the Company uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CASH FLOW HEDGES
The Company has amounts classified in accumulated other comprehensive income
(loss) related to gains and losses associated with the effective portion of previously designated cash flow hedges. The Company reclassifies these amounts into income as the forecasted transactions impact earnings. During the years ended December 31, 2010 and 2009, the Company held no derivatives that were designated as cash flow hedges.

At December 31, 2010, the Company expects to reclassify $6 million of deferred loss on derivative instruments from accumulated other comprehensive income
(loss) to earnings during the next 12 months that will be recorded in net investment income. These were originally losses on derivative instruments related to interest rate swaptions. During the years ended December 31, 2010 and 2009, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2010, 2009 and 2008, amounts recognized in earnings on derivative transactions that were ineffective were not material.

The following is a summary of unrealized derivatives losses included in accumulated other comprehensive income (loss) related to cash flow hedges:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at January 1                     $(34)         $(38)         $(40)
Unrealized derivative losses arising during the period               --            --            (1)
Reclassification of realized losses(1)                                6             6             5
Income tax benefit                                                   (2)           (2)           (2)
-------------------------------------------------------------------------------------------------------
Net unrealized derivatives losses at December 31                   $(30)         $(34)         $(38)
=======================================================================================================



(1) Loss reclassified from Accumulated Other Comprehensive Income (Loss) to Net Investment Income on Consolidated Statements of Income.

Currently, the longest period of time over which the Company is hedging exposure to the variability in future cash flows is 8 years and relates to interest credited on forecasted fixed premium product sales.

CREDIT RISK
Credit risk associated with the Company's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements whenever practical. As of December 31, 2010 and 2009, the Company held $25 million and $88 million, respectively, in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral the Company is obligated to return to counterparties. As of December 31, 2010 and 2009, the Company had accepted additional collateral consisting of various securities with a fair value of $23 million and $22 million, respectively, which are not reflected on the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the Company's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $25 million and $53 million, respectively.

Certain of the Company's derivative instruments contain provisions that adjust the level of collateral the Company is required to post based on the Company's financial strength rating (or based on the debt rating of the Company's parent, Ameriprise Financial). Additionally, certain of the Company's derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial's debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company's counterparty could require immediate settlement of any net liability position. At December 31, 2010 and 2009, the aggregate fair value of all derivative instruments in a net liability position containing such credit risk features was $412 million and $296 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2010 and 2009 was $406 million and $269 million, respectively. If the credit risk features of derivative contracts that were in a net liability position at December 31, 2010 and 2009 were triggered, the additional fair value of assets needed to settle these derivative liabilities would have been $6 million and $27 million, respectively.

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

17. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies. Beginning in 2010, the Company's taxable income will be included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that is will reimburse its subsidiaries for any tax benefits recorded.

The components of income tax provision (benefit) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                          $(167)        $325          $  42
  State                                                                3            1              3
-------------------------------------------------------------------------------------------------------
    Total current income tax                                        (164)         326             45
Deferred income tax
  Federal                                                            417          (80)          (236)
  State                                                               (1)          (1)             2
-------------------------------------------------------------------------------------------------------
    Total deferred income tax                                        416          (81)          (234)
-------------------------------------------------------------------------------------------------------
Total income tax provision (benefit)                               $ 252         $245          $(189)
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2010          2009          2008
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%         35.0%          35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (6.6)         (7.2)          56.6
  State taxes, net of federal benefit                               0.1            --           (3.7)
  Low income housing credit                                        (1.4)         (2.0)          27.9
  Foreign tax credit, net of addback                               (1.1)         (1.0)          15.3
  Taxes applicable to prior years                                  (1.9)          0.1           29.2
  Other, net                                                                       --           (0.2)
-------------------------------------------------------------------------------------------------------
Income tax provision                                               24.1%         24.9%         160.1%
=======================================================================================================



The Company's effective tax rate was 24.1% and 24.9% for the years ended December 31, 2010 and 2009, respectively. The decrease in the effective tax rate primarily reflects benefits from tax planning and completion of certain audits which offset the impact of an increase in pretax income relative to tax advantaged items for 2010.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of the Company's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN MILLIONS)                                                              2010          2009
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                  $1,306        $1,390
  Investment related                                                         159           163
  Net operating loss and tax credit carryforwards                             31           185
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           1,496         1,738
-------------------------------------------------------------------------------------------------
Deferred income tax liabilities:
  DAC                                                                      1,429         1,264
  Net unrealized gains on Available-for-Sale securities                      364           203
  DSIC                                                                       191           193
  Other                                                                       26            15
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      2,010         1,675
-------------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                              $ (514)       $   63
=================================================================================================



The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Included in deferred income tax assets are a significant deferred tax asset relating to capital losses that have been recognized for financial statement purposes but not yet for tax return purposes and future deductible

RiverSource Life Insurance Company
--------------------------------------------------------------------------------

capital losses realized for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, (i) future taxable income exclusive of reversing temporary differences and carryforwards, (ii) future reversals of existing taxable temporary differences,
(iii) taxable income in prior carryback years, and (iv) tax planning strategies. Based on analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2010 and 2009.

The Company has tax benefits related to capital loss carryforwards of $29 million which expire beginning December 31, 2015 as well as tax credit carryforwards of $2 million which expire beginning December 31, 2019.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Balance at January 1                                               $ (77)        $(89)         $  97
Additions (reductions) based on tax positions related to the
current year                                                          --            1           (165)
Additions for tax positions of prior years                           322           18             38
Reductions for tax positions of prior years                         (196)          (7)           (59)
Settlements                                                           34           --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                             $  83         $(77)         $ (89)
=======================================================================================================



If recognized, approximately $39 million, $49 million and $30 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2010, 2009 and 2008, respectively, would affect the effective tax rate.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net reduction of $8 million, $1 million and $14 million in interest and penalties for the year ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010 and 2009, the Company had a receivable of $24 million and $16 million, respectively, related to the accrual of interest and penalties.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $25 million to $35 million in the next 12 months.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS") completed its field examination of the Company's income tax returns for 2005 through 2007 during the third and fourth quarters of 2010. The IRS had completed its field examination of the 1997 through 2004 tax returns in recent years. However, for federal income tax purposes, these years continue to remain open as a consequence of certain issues under appeal. In the fourth quarter of 2010, the IRS commenced an examination of the Company's income tax returns for 2008 and 2009. The Company or certain of its subsidiaries' state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2009.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

The items comprising other comprehensive income (loss) are presented net of the following income tax provision (benefit) amounts:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN MILLIONS)                                                      2010          2009          2008
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                           $157          $587          $(302)
Net unrealized derivative gains                                       2             2              2
-------------------------------------------------------------------------------------------------------
Net income tax provision (benefit)                                 $159          $589          $(300)
=======================================================================================================


RiverSource Life Insurance Company
--------------------------------------------------------------------------------

18. COMMITMENTS AND CONTINGENCIES

At December 31, 2010 and 2009, the Company had no material commitments to purchase investments other than mortgage loan fundings. See Note 6 for additional information.

The Company's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2010, these guarantees range up to 5.0%. To the extent the yield on the Company's invested assets portfolio declines below its target spread plus the minimum guarantee, the Company's profitability would be negatively affected.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. The SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), compensation arrangements and anticompetitive activities.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

S-6333 J (4/11)

PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted August 5, 1994, filed as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(6) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically on or about April 26, 2006, as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(a)(7) Unanimous written consent of the Board of Directors in lieu of a meeting for IDS Life Insurance Company, adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity

Consolidation and Rebranding filed electronically as Exhibit 27(a)(7) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(8) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(9) Board Resolution for establishment of 101 subaccounts dated April 15, 2011, is filed electronically herewith.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement of Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Survivorship Variable Life Insurance Policy (SUCS) filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 19 on Form N-6 (33-62457) is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Survivorship Variable Life Insurance Policy filed electronically as an Exhibit to Registrant's Form N-8B-2 with Pre-Effective Amendment No. 1, File No. 33-62457 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit
(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3) Copy of Amended and Restated By-laws of IDS Life Insurance Company, filed electronically as Exhibit 6.2 to Post-Effective Amendment No. 13 to Registration Statement No. 33-47302 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 1795 filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(2) Redacted copy of Amendment to Automatic YRT Agreement dated June 29, 2001, and identified as Treaty Number 1795, between IDS Life Insurance Company and reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(3) Redacted copy of Amendment to Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Treaty Number 0094-2849 filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(5) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Agreement Number 7125-1 filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(6) Redacted copy of Addendum No. 1 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(g)(7) Redacted copy of Addendum No. 2 between IDS Life Insurance Company and Reinsurer, dated June 29, 2001, and identified as Number 7125-1 filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 18, File No. 33-62457 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit

27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(5) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(6) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically on or about April 26, 2006, as Exhibit (h)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American

Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(12) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 28 333-69777 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(16) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(19) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(20) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for Succession Select are filed electronically herewith.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revisions are filed electronically herewith.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) RiverSource Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies is filed electronically herewith.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated December 17, 2010, filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No. 64 to Registration Statement No. 333-79311, is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor RiverSource Life Insurance Company

                                                                     Position and Offices
Name                               Principal Business Address*          With Depositor
----                               ---------------------------   -----------------------------
Gumer Cruz Alvero                                                Director and Executive
                                                                 Vice President - Annuities
Brian Joseph McGrane                                             Director, Executive Vice
                                                                 President and Chief Financial
                                                                 Officer
Richard T. Moore                                                 Secretary
Kevin Eugene Palmer                                              Director, Vice President and
                                                                 Chief Actuary
Bridget Mary Sperl                                               Director, Executive Vice
                                                                 President - Client Service
Jon Stenberg                                                     Director
William Frederick "Ted" Truscott                                 Director
John Robert Woerner                                              Chairman of the Board and
                                                                 President

* The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.


Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                 Jurisdiction of
Name of Subsidiary                                                Incorporation
------------------                                               ---------------
Advisory Capital Strategies Group Inc.                           Minnesota
AEXP Affordable Housing LLC                                      Delaware
American Enterprise Investment Services Inc.                     Minnesota
American Express Property Casualty Insurance Agency
   of Pennsylvania, Inc.                                         Pennsylvania
Ameriprise Advisor Services, Inc.                                Michicgan
Ameriprise Auto & Home Insurance Agency, Inc.                    Wisconsin
Ameriprise Bank, FSB                                             USA
Ameriprise Captive Insurance Company                             Vermont
Ameriprise Capital Trusts I-IV                                   Delaware
Ameriprise Certificate Company                                   Delaware
Ameriprise Financial Services, Inc.                              Delaware
Ameriprise Holdings, Inc.                                        Delaware
Ameriprise India Private Ltd.                                    India
Ameriprise Insurance Agency of Massachusetts, Inc.               Massachusetts
Ameriprise Insurance Agency                                      Wisconsin
Ameriprise Trust Company                                         Minnesota
AMPF Holding Corporation                                         Michigan
AMPF Property Corporation                                        Michigan
AMPF Realty Corporation                                          Michigan
Brecek & Young Advisors, Inc.                                    California
Brecek & Young Financial Group Insurance Agency of Texas, Inc.   Texas
Brecek & Young Financial Services Group of Montana, Inc.         Montana
Boston Equity General Partner LLC                                Delaware
4230 W. Green Oaks, Inc.                                         Michigan
IDS Capital Holdings Inc.                                        Minnesota
IDS Futures Corporation                                          Minnesota
IDS Management Corporation                                       Minnesota
IDS Property Casualty Insurance Company                          Wisconsin
Investors Syndicate Development Corporation                      Nevada
J. & W. Seligman & Co. Incorporated                              New York
Kenwood Capital Management LLC (47.7% owned)                     Delaware
Realty Assets Inc.                                               Nebraska
RiverSource CDO Seed Investments, LLC                            Minnesota
RiverSource Distributors, Inc.                                   Delaware
RiverSource Fund Distributors, Inc.                              Delaware
RiverSource Investments, LLC                                     Minnesota
RiverSource Life Insurance Company                               Minnesota
RiverSource Life Insurance Co. of New York                       New York
RiverSource REO 1, LLC                                           Minnesota
RiverSource Service Corporation                                  Minnesota
RiverSource Services, Inc.                                       Delaware
RiverSource Tax Advantaged Investments, Inc.                     Delaware
Securities America Advisors, Inc.                                Nebraska
Securities America Financial Corporation                         Nebraska
Securities America, Inc.                                         Nebraska
Seligman Asia, Inc.                                              Delaware
Seligman Focus Partners LLC                                      Delaware
Seligman Health Partners LLC                                     Delaware
Seligman Health Plus Partners LLC                                Delaware
Seligman Partners LLC                                            Delaware
Threadneedle Asset Management Holdings SARL                      England


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Annuity Account 10
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 8
RiverSource of New York Variable Annuity Account

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal       Positions and Offices
Business Address*           with Underwriter
-------------------   --------------------------
Lynn Abbott           President
Gumer C. Alvero       Director and Vice President
Thomas R. Moore       Secretary
David K. Stewart      Chief Financial Officer
William F. Truscott   Chairman of the Board and
                      Chief Executive officer
John R. Woerner       Director and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                           NET
                       UNDERWRITING
NAME OF                 DISCOUNTS    COMPENSATION
PRINCIPAL                  AND           ON         BROKERAGE       OTHER
UNDERWRITER            COMMISSIONS   REDEMPTION    COMMISSIONS  COMPENSATION
---------------------  ------------  ------------  -----------  ------------
RiverSource            $391,347,519     None          None         None
Distributors, Inc.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (RiverSource Life Insurance Company (previously IDS Life Insurance Company)) at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement Pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 27th day of April, 2011.

                   RiverSource Variable Life Separate Account
                                  (Registrant)

                     By: RiverSource Life Insurance Company
                                   (Depositor)

                             By /s/ John R. Woerner*
                            ------------------------
                                 John R. Woerner
                             Director and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2011.

/s/  Gumer C. Alvero*                    Director and Executive
-------------------------------------     Vice President Annuities
     Gumer C. Alvero

/s/  Richard N. Bush*                    Senior Vice President -
-------------------------------------     Corporate Tax
     Richard N. Bush

/s/  Brian J. McGrane*                   Director, Executive Vice
-------------------------------------     President and Chief
     Brian J. McGrane                     Financial Officer

/s/  Kevin E. Palmer*                    Director, Vice President and
-------------------------------------     Chief Actuary
     Kevin E. Palmer

/s/  Bridget M. Sperl*                   Director and Executive Vice
-------------------------------------     President - Client Services
     Bridget M. Sperl

/s/  David K. Stewart*                   Vice President and Controller
-------------------------------------
     David K. Stewart

/s/  William F. "Ted" Truscott*          Director
-------------------------------------
     William F. "Ted" Truscott

/s/  John R. Woerner*                    Director, President
-------------------------------------
     John R. Woerner

* Signed pursuant to Power of Attorney dated December 17, 2010, filed electronically as Exhibit 13 to RiverSource Variable Account 10's Post-Effective Amendment No. 64 to Registration Statement No. 333-79311, by:

/s/  Dixie Carroll
-------------------------
     Dixie Carroll
     Assistant General Counsel and
     Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 28
                     TO REGISTRATION STATEMENT NO. 33-62457

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.  Prospectus for:

RiverSource Succession Select (R) Variable Life Insurance.

Part B.

The combined Statement of Additional Information and Financial Statements relating to RiverSource Variable Life Separate Account.

Part C.

Other Information.

Signatures.

Exhibits.

                                  EXHIBIT INDEX

(a)(9) Board Resolution of RiverSource Life Insurance Company dated April 15, 2011.

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for Succession Select.

(m)(2) Calculations of Illustrations for Succession Select 2008 Revision.

(n) Consent of Independent Registered Public Accounting Firm for Succession Select.

(q) Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies.